April 28, 2003



Securities and Exchange Commission
450 5 Street, N.W.

Washington, DC 20549


 RE: Midland National Life Separate Account C File Number 333-71800

Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 5 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,





Tracy Michels
Assistant Vice President
Compliance

                                               Registration No. 333-71800
                                             Post-Effective Amendment No. 5
                                                        FORM N-4
                                                        --------
                                           SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C. 20549
                                                          ---

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------------------------------------------------
                                            Pre-Effective Amendment No. ___
                                            Post-Effective Amendment No. _5_

                                                          and

                            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                   Amendment No. __6__

                                        MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                               (Exact Name of Registrant)
                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of Depositor)
                                        One Midland Plaza Sioux Falls, SD 57193
                                  (Address of Depositor's Principal Executive Office)
                                                      605-335-5700
                                  (Depositor's Telephone Number, including Area Code:)

                                               -------------------------

                      Stephen P. Horvat, Jr., Senior Vice President, Secretary and General Counsel
                                        Midland National Life Insurance Company
                                                Sammons Financial Group
                                                    525 W. Van Buren
                                                Chicago, Illinois 60607
                                        (Name and Address of Agent for Service)

                                             Copy to: Frederick R. Bellamy
                                           Sutherland Asbill & Brennan L L P
                                             1275 Pennsylvania Avenue, N.W.
                                              Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485
          _X_ on May 1, 2003  pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ___ on ___(date)________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following line:

          ___     the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective
                  Amendment.

                                         Titles of Securities Being Registered:

                                           National Advantage Variable Annuity

                       National Advantage Variable Annuity
                 National Advantage Variable Annuity Prospectus


                                   May 1, 2003
                   Flexible Premium Deferred Variable Annuity


               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The National Advantage Variable Annuity (the "contract") offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs. There are, however, costs and charges associated with these optional riders. We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs. The minimum initial premium for a non-qualified contract is $10,000 (unless You elect an optional rider, at an additional cost). The minimum initial premium for a qualified contract is $2,000.


If You elect the Bonus Credit Rider, We will add a bonus credit to each premium payment that You make in the first contract year. Electing a bonus credit may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Bonus Credit Rider. Your expenses will be higher if You elect the Bonus Credit Rider and over time, the value of the bonus may be more than offset by the extra fee charged for the Bonus Credit Rider.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266.


The SAI, dated May 1, 2003, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can choose among the fifty-three investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o         Alger American Fund                                   o         J.P. Morgan Series Trust II
o         American Century Variable Portfolios, Inc.            o         Lord Abbett Series Fund, Inc
o         Calvert Variable Series, Inc.                         o         MFS(R)Variable Insurance TrustSM
o         Fidelity's Variable Insurance Products Fund Initial   o         PIMCO Variable Insurance Trust
          Class, and Service Class 2
o         INVESCO Variable Investment Funds, Inc                o         Rydex Variable Trust
o         Janus Aspen Series                                    o         Van Eck Worldwide Insurance Trust


Your accumulation value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.


The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal.


The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                                          SEPARATE ACCOUNT INVESTMENT PORTFOLIOS



1.        Alger American Growth Portfolio               29.       INVESCO VIF-Technology Fund


2.        Alger American Leveraged AllCap Portfolio     30.       INVESCO VIF-Utilities Fund

-----------------------------------------------------------------------------------------------------------------

3.        Alger American Mid-Cap Growth Portfolio       31.       J.P. Morgan Series Trust II Bond Portfolio

-----------------------------------------------------------------------------------------------------------------

4.        Alger American Small Capitalization Portfolio 32.       J.P. Morgan Series Trust II Small Company
                                                                  Portfolio

-----------------------------------------------------------------------------------------------------------------

5.        American Century VP Balanced Portfolio        33.       Janus Aspen Series Growth & Income
                                                                  Portfolio

-----------------------------------------------------------------------------------------------------------------

6.        American Century VP Capital Appreciation      LEVCO Equity Value Fund - no longer available.
          Portfolio                                     See note 1 below


-----------------------------------------------------------------------------------------------------------------

7.        American Century VP Income & Growth           34.       Lord Abbett Series Fund, Inc. Growth &
          Portfolio                                               Income Portfolio

-----------------------------------------------------------------------------------------------------------------

8.        American Century VP International Portfolio   35.       Lord Abbett Series Fund, Inc. International
                                                                  Portfolio

-----------------------------------------------------------------------------------------------------------------

9.        American Century VP Value Portfolio           36.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                  Portfolio

-----------------------------------------------------------------------------------------------------------------

10.       Calvert VS Social Equity Portfolio            37.       MFS(R)VIT Emerging Growth Series

-----------------------------------------------------------------------------------------------------------------

11.       Calvert VS Social Mid Cap Growth Portfolio    38.       MFS(R)VIT Investors Trust Series

-----------------------------------------------------------------------------------------------------------------

12.       Calvert VS Social Small Cap Growth Portfolio  39.       MFS(R)VIT New Discovery Series

-----------------------------------------------------------------------------------------------------------------

13.       Fidelity VIP Asset Manager: Growth Portfolio  40.       MFS(R)VIT Research Series

-----------------------------------------------------------------------------------------------------------------

14.       Fidelity VIP Asset Managersm Portfolio        41.       PIMCO VIT High Yield Portfolio

-----------------------------------------------------------------------------------------------------------------

15.       Fidelity VIP Balanced Portfolio               42.       PIMCO VIT Low Duration Portfolio

-----------------------------------------------------------------------------------------------------------------

16.       Fidelity VIP Contrafund(R)Portfolio            43.       PIMCO VIT Real Return Portfolio

-----------------------------------------------------------------------------------------------------------------

17.       Fidelity VIP Equity-Income Portfolio          44.       PIMCO VIT Total Return Portfolio

-----------------------------------------------------------------------------------------------------------------

18.       Fidelity VIP Growth & Income Portfolio        45.       Rydex VT Arktos Fund

-----------------------------------------------------------------------------------------------------------------

19.       Fidelity VIP Growth Opportunities Portfolio   46.       Rydex VT Nova Fund

-----------------------------------------------------------------------------------------------------------------

20.       Fidelity VIP Growth Portfolio                 47.       Rydex VT OTC Fund

-----------------------------------------------------------------------------------------------------------------

21.       Fidelity VIP High Income Portfolio            48.       Rydex VT U.S. Government Money Market
                                                                  Fund

-----------------------------------------------------------------------------------------------------------------

22.       Fidelity VIP Index 500 Portfolio              49.       Rydex VT Ursa Fund

-----------------------------------------------------------------------------------------------------------------

23.       Fidelity VIP Investment Grade Bond Portfolio  Van Eck Levin Mid Cap Value Fund - no longer available.  See Note 1 below.

-----------------------------------------------------------------------------------------------------------------

24.       Fidelity VIP MidCap Portfolio                 50.       Van Eck Worldwide Bond

-----------------------------------------------------------------------------------------------------------------

25.       Fidelity VIP Money Market Portfolio           51.       Van Eck Worldwide Emerging Markets
                                                                  Fund

-----------------------------------------------------------------------------------------------------------------

26.       Fidelity VIP Overseas Portfolio               52.       Van Eck Worldwide Hard Assets Fund

-----------------------------------------------------------------------------------------------------------------

27.       INVESCO VIF-Financial Services Fund           53.       Van Eck Worldwide Real Estate

-----------------------------------------------------------------------------------------------------------------

28.       INVESCO VIF-Health Sciences Fund




Note 1 -- Effective May 1, 2003, LEVCO Equity Value Fund and the Van Eck Levin Mid Cap Value Fund were closed to new premium and fund transfers.

Effective September 1, 2003, LEVCO Equity Value Fund and the Van Eck Levin Mid Cap Value Fund will be liquidated. This decision was made due to the high expenses and low performance associated with these funds. Contract owners with accumulation values allocated to these Funds may transfer their accumulation values to another option available under their contracts at any time before September 1st, 2003. There is no transfer charge for this transfer and We will not count the transfer toward any limit on the number of free transfers You may make each year. All contract owners with accumulation values allocated to either the LEVCO Equity Value Fund or the Van Eck Levin Mid Cap Value Fund have received more detailed information regarding available investment options and transfer procedures. If We do not receive a transfer request from You, by the Liquidation Date, We will transfer any acccumulation value allocated to LEVCO Equity Value Fund or the Van Eck Levin Mid Cap Value Fund to the Fidelity VIP Money Market investment portfolio. There is no transfer charge for this automatic transfer, and it will not count toward any limit on the number of free transfers You may make each year.

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.


                                                   TABLE OF CONTENTS

                                                                                                                    PAGE


DEFINITIONS...........................................................................................................10
SUMMARY...............................................................................................................12
    Features of National Advantage Variable Annuity...................................................................12
       Your "Free Look" Right.........................................................................................12
       Your Accumulation Value........................................................................................12
       Flexible Premium Payments......................................................................................12
       Bonus Credit Rider.............................................................................................13
       Minimum Premium Rider..........................................................................................13
       Investment Choices.............................................................................................13
       Transfers......................................................................................................17
       Surrenders.....................................................................................................17
    Fee Table.........................................................................................................18
    Expense Examples..................................................................................................19
    Charges and Fees..................................................................................................20
       Surrender Charge...............................................................................................20
       Mortality and Expense Risk Charge..............................................................................21
       Annual Maintenance Fee.........................................................................................21
       Transfer Fee...................................................................................................21
       Premium Taxes..................................................................................................21
       Optional Rider Charges.........................................................................................21
    Optional Riders...................................................................................................22
       Bonus Credit Rider.............................................................................................22
       Minimum Premium Rider..........................................................................................22
       Guaranteed Minimum Death Benefit Rider.........................................................................23
       Higher Education Rider.........................................................................................23
       Estate Planning Rider..........................................................................................23
       Surrender Charge Rider.........................................................................................23
    Suitability of the Contracts......................................................................................34
    Death Benefit.....................................................................................................34
    Other Products....................................................................................................35
    Inquiries And Correspondence......................................................................................35
    State Variations..................................................................................................35
    Financial Information.............................................................................................36
SEPARATE ACCOUNT C AND THE FUNDS......................................................................................36
    Our Separate Account And Its Investment Divisions.................................................................36
       The Funds......................................................................................................36
       Investment Policies Of The Funds' Portfolios...................................................................37
    Amounts In Our Separate Account...................................................................................41
    We Own The Assets Of Our Separate Account.........................................................................42
    Our Right To Change How We Operate Our Separate Account...........................................................42
THE FIXED ACCOUNT.....................................................................................................43
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................44
    Requirements for Issuance of a Contract...........................................................................44
       Minimum Premium Rider..........................................................................................45
    Free Look.........................................................................................................45
    Tax-Free "Section 1035" Exchanges.................................................................................45
    Allocation of Premium Payments....................................................................................45
       Changing Your Premium Allocation Percentages...................................................................46
       Bonus Credit Rider.............................................................................................46
    Your Accumulation Value...........................................................................................46
       Transfers of Accumulation Value................................................................................48
    Market Timing and Excessive Trading Limits........................................................................48
    Surrenders........................................................................................................48
    Dollar Cost Averaging.............................................................................................50
       Fixed Account Dollar Cost Averaging ("Fixed Account DCA")......................................................51
    Portfolio Rebalancing.............................................................................................51
    Fixed Account Earnings Sweep Program..............................................................................52
    Systematic Withdrawals............................................................................................52
    Free Surrender Amount.............................................................................................53
    Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement.......................................53
    Death Benefit.....................................................................................................53
    Guaranteed Minimum Death Benefit (GMDB)...........................................................................54
    Payment of Death Benefits.........................................................................................54
    Higher Education Rider............................................................................................54
    Estate Planning Rider.............................................................................................55
CHARGES, FEES AND DEDUCTIONS..........................................................................................55
    Surrender Charges on Surrenders...................................................................................55
    Mortality and Expense Risk Charge.................................................................................56
    Annual Maintenance Fee............................................................................................56
    Rider Charges.....................................................................................................56
    Transfer Charge...................................................................................................56
    Charges In The Funds..............................................................................................56
    Premium Taxes.....................................................................................................57
    Other Taxes.......................................................................................................57
FEDERAL TAX STATUS....................................................................................................57
    Introduction......................................................................................................57
    Annuity Contracts in General......................................................................................57
       Qualified and Nonqualified Contracts...........................................................................58
       Diversification and Distribution Requirements..................................................................59
       Surrenders - Nonqualified Contracts............................................................................59
       Withholding....................................................................................................59
       Annuity Payments...............................................................................................59
       Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations.....................................60
       Taxation of Death Benefit Proceeds.............................................................................60
       Transfers, Assignments or Exchange of Contracts................................................................60
       Possible Tax Law Changes.......................................................................................61
       Separate Account Charges.......................................................................................61
    MATURITY DATE.....................................................................................................61
       Selecting An Annuity Option....................................................................................61
       Fixed Options..................................................................................................62
       Variable Options...............................................................................................62
       Payout Options.................................................................................................63
       Transfers after the Maturity Date..............................................................................63
ADDITIONAL INFORMATION................................................................................................63
    Midland National Life Insurance Company...........................................................................63
    Fund Voting Rights................................................................................................64
       How We Determine Your Voting Shares............................................................................64
       Voting Privileges of Participants In Other Companies...........................................................65
    Our Reports to Owners.............................................................................................65
    Contract Periods, Anniversaries...................................................................................65
    Dividends.........................................................................................................65
    Performance.......................................................................................................65
    Your Beneficiary..................................................................................................66
    Assigning Your Contract...........................................................................................66
    When We Pay Proceeds From This Contract...........................................................................66
    Sales Agreements..................................................................................................67
    Regulation........................................................................................................68
    Discount for Employees of Sammons Enterprises, Inc................................................................68
    Legal Matters.....................................................................................................68
    Financial Statements..............................................................................................68
Statement of Additional Information...................................................................................70
CONDENSED FINANCIAL INFORMATION.......................................................................................72


                                   DEFINITIONS

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account less any administration fees under Your in force contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid. This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. The annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the owner or annuitant dies before the maturity date.

Business Day means any day the New York Stock Exchange is open. Our business day ends when the New York Stock Exchange closes for regular trading.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount We will pay when We receive due proof of the death of the owner or annuitant, prior to the maturity date and an election of how the death benefit is to be paid.

Gain means the difference, if any, between Your accumulation value and the premiums paid into this contract.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.


Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.


Maturity Date means the date, specified in the contract, when annuity payments are to begin. The earliest possible maturity date is the 8th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person who purchases a National Advantage Variable Annuity contract and makes the premium payments and is referred to as "You." The owner is entitled to exercise all rights and privileges provided in the contract.


Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.


Principal Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of the New York Stock Exchange on one business day and ending at the close of the New York Stock Exchange on the next business day.

                                     SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force.

Features of National Advantage Variable Annuity


The National Advantage Variable Annuity contract provides You with a basic contract to which You can add optional riders. For each optional rider You choose, a corresponding charge will be deducted. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).


This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right


You have a right to examine the contract and return it to Us. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. (see "Free Look" on page 45 for more details).


Your Accumulation Value

Your accumulation value depends on:

     o    the amount and frequency of premium payments,

     o    the selected portfolio's investment experience,

     o    interest earned on amounts allocated to the Fixed Account,

     o    partial surrenders, and

     o    charges and deductions.


You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation Value" on page 46).


Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You elect the minimum premium rider (at an additional cost) or purchase a qualified contract, We may accept an initial premium of only $2,000. Other premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Bonus Credit Rider

If You select the bonus credit rider, then We will apply a credit of 4.0% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge an additional fee against Your Separate Account accumulation value during the first 7 contract years. Over time, the amount of the fees may exceed the amount of the bonus credits. In general, in order to receive a benefit from this rider, the Separate Account performance must be at least 8.34% annually. Generally, the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa.


Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.


If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

Minimum Premium Rider

If You elect this rider, Your minimum initial premium requirement under a non-qualified contract will be only $2,000. You will incur an additional charge against Your Separate Account accumulation value until Your net premium (premiums less partial surrenders) is equal to or greater than the regular premium requirement of $10,000. Once Your net premium exceeds $10,000 the additional charge against Your Separate Account accumulation value will end, even if in the future Your Separate Account accumulation value falls below $10,000 due to negative investment performance. If , however, Your net premium never becomes greater than $10,000, then You will continue to incur the additional charge against Your Separate Account accumulation value until the maturity date.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account or to Our Fixed account, which pays interest at a declared rate, or to a combination of these options.

Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:


(1) Fidelity's Variable Insurance Products Fund (VIP), (2) American Century's Variable Portfolio, Inc., (3) MFS(R) Variable Insurance TrustSM, (4) Lord Abbett Series Fund, Inc., (5) Alger American Fund, (6) Van Eck Global Worldwide Insurance Trust, (7) INVESCO Variable Investment Funds, Inc. (VIF), (8) Janus Aspen Series, (9) Calvert Variable Series, Inc., 10) J.P. Morgan Series Trust II, (11) Rydex Variable Trust, and (12) PIMCO Variable Insurance Trust. The portfolios have different investment policies and objectives.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 36).

The investment divisions that invest in portfolios of the Alger American Fund are:

o         Alger American Growth Portfolio
o         Alger American Leveraged AllCap Portfolio
o         Alger American MidCap Growth Portfolio
o         Alger American Small Capitalization Portfolio

The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:

o         VP Balanced Portfolio
o         VP Capital Appreciation Portfolio
o         VP Income & Growth Portfolio
o         VP International Portfolio
o         VP Value Portfolio


The investment divisions that invest in portfolios of the Calvert Variable Series, Inc. are:

o         Calvert Variable Series Social Equity Portfolio
o         Calvert Variable Series Social Mid Cap Growth Portfolio
o         Calvert Variable Series Social Small Cap Growth Portfolio

The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:

o         VIP Asset Managersm Portfolio
o         VIP Asset Manager: Growth Portfolio
o         VIP Balanced Portfolio
o         VIP Contrafund(R) Portfolio
o         VIP Equity-Income Portfolio
o         VIP Growth & Income Portfolio
o         VIP Growth Opportunities Portfolio
o         VIP Growth Portfolio
o         VIP High Income Portfolio
o         VIP Index 500 Portfolio
o         VIP Investment Grade Bond Portfolio
o         VIP MidCap Portfolio
o         VIP Money Market Portfolio
o         VIP Overseas Portfolio

The investment divisions that invest in portfolios of the INVESCO Variable Investment Funds, Inc. are:

o         VIF-Financial Services Fund
o         VIF-Health Sciences Fund
o         VIF-Technology Fund
o         VIF-Utilities Fund

The investment divisions that invest in portfolios of the Janus Aspen Series are:

o         Janus Growth and Income Portfolio

The investment divisions that invest in portfolios of the J.P. Morgan Series Trust II are:

o         J.P. Morgan Series Trust II Bond Portfolio
o         J.P. Morgan Series Trust II Small Company Portfolio


The investment divisions that invest in portfolios of the Lord Abbett Series Fund, Inc. are:

o         Lord Abbett Growth & Income Portfolio
o         Lord Abbett International Portfolio
o         Lord Abbett MidCap Value Portfolio

The investment divisions that invest in portfolios of the MFS(R) Variable Insurance Trustsm are:

o         VIT Emerging Growth Series
o         VIT Investors Trust Series
o         VIT New Discovery Series
o         VIT Research Series

The investment divisions that invest in PIMCO Variable Insurance Trust are:

o         PIMCO VIT High Yield  Portfolio
o         PIMCO VIT Low Duration Portfolio
o         PIMCO VIT Real Return Portfolio
o         PIMCO VIT Total Return Portfolio

The investment divisions that invest in Rydex Variable Trust are:

o         Rydex VT Arktos Fund
o         Rydex VT Nova Fund
o         Rydex VT OTC Fund
o         Rydex VT U.S. Government Money Market Fund
o         Rydex VT Ursa Fund

The investment divisions that invest in portfolios of the Van Eck Global Worldwide Insurance Trust are:

o         Worldwide Bond Fund
o         Worldwide Emerging Markets Fund
o         Worldwide Hard Assets Fund
o         Worldwide Real Estate Fund

Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 37.


Transfers

You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We may restrict or eliminate this transfer privilege at any time). After the maturity date, You may make two transfers each year among the Separate Account investment divisions.


We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge for each transfer after the 12th transfer in a contract year.

Transfer requests received before the New York Stock Exchange closes will take effect on that business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. See definition of "Business Day" on page 10 . For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 43.


Surrenders


You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 52). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. (See "Free Surrender Amount" on page 53). We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and are taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 55, "FEDERAL TAX STATUS" on page 57, and "Selecting An Annuity Option" on page 61.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Partial Waiver of Surrender Charge - Charitable Remainder Trust.
This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.


Fee Table

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                Charge

Sales Load Imposed on Purchase                     None
Maximum Surrender Charge                           7.00%
Transfer Fee                                       $0-$151

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                               Guaranteed        Current Charge
                                                                                 Maximum

Annual Maintenance Fee2                                                            $60                 $30

Separate Account Annual Expenses
(as a percentage of average accumulation value)

Mortality and Expense Risk Charge                                                 0.95%               0.95%

Optional Rider Charges:

                  Bonus Credit Rider Charge                                       0.70%               0.60%
                  Minimum Premium Rider Charge                                    0.50%               0.25%
                  Guaranteed Minimum Death Benefit Rider Charge                   0.75%               0.50%
                  Charitable Remainder Trust Rider Charge                         None                None
                  Higher Education Rider Charge                                   4.00%               0.95%
                  Estate Planning Rider Charge                                    0.75%               0.35%
                  Five-Year Surrender Charge Rider Charge                         0.45%               0.25%
                  Three-Year Surrender Charge Rider Charge                        0.55%               0.35%
                  Zero Year Surrender Charge Rider Charge                         0.70%               0.50%

Total Separate Account Expenses with the Highest Optional Charges3                7.65%               3.60%


1 We reserve the right to impose a $15 charge for each transfer after the twelve
(12th) transfer in a contract year.

2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the separate account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.09% based on the average accumulation value of the contracts as of 12/31/2002.

3 The highest possible combination of Rider Charges is for all Riders except for the Surrender Charge Duration Rider, since that Rider cannot be elected in combination with the Bonus Credit or Higher Education Riders.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses                           Minimum          Maximum

(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other
expenses)                                                                   0.29%            12.62%

Expense Examples

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company operating expenses.

Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: All optional riders are elected; guaranteed charges; maximum portfolio expenses.

     (1) If You surrender or annuitize Your contract at the end of the applicable time period:


                           ------------ ------------ ------------ ------------

                           1 Year       3 Years      5 Years      10
                                                                  Years

                           ------------ ------------ ------------ ------------

                           $2,585       $5,550       $7,559       $10,326

                           ------------ ------------ ------------ ------------


     (2) If You do NOT surrender Your contract:

                           ------------ ------------ ------------ ------------

                           1 Year       3 Years      5 Years      10
                                                                  Years

                           ------------ ------------ ------------ ------------

                           $1,955       $5,010       $7,199       $10,326

                           ------------ ------------ ------------ ------------


Example 2: No optional riders are elected; current charge levels; lowest portfolio expenses.

     (1) If You surrender or annuitize Your contract at the end of the applicable time period:


                           ------------ ------------ ------------ ------------

                           1 Year       3 Years      5 Years      10
                                                                  Years

                           ------------ ------------ ------------ ------------

                           $766         $962         $1,089       $1,602

                           ------------ ------------ ------------ ------------


     (2) If You do NOT surrender Your contract:

                           ------------ ------------ ------------ ------------

                           1 Year       3 Years      5 Years      10
                                                                  Years

                           ------------ ------------ ------------ ------------

                           $136         $422         $729         $1,602

                           ------------ ------------ ------------ ------------




These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Charges and Fees

Surrender Charge

Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 55.)


The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time               Surrender
     From Premium Payment
       (Number of Years)              Charge
               1                        7%
               2                        7%
               3                        6%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
              8+                        0%


No Surrender charge will be assessed upon:



     (a)  payment of death benefits;

     (b)  exercise of the free look right, or

     (c)  surrender of the penalty-free withdrawal amount.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. In addition, the surrender charge may be partially waived pursuant to the Charitable Remainder Trust rider.


Certain conditions may apply to this waiver. Please refer to Your contract for details.


Surrenders may be subject to tax consequences. (See "FEDERAL TAX STATUS" on page 57.)


Mortality and Expense Risk Charge


We currently deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks under the contract. (See "Mortality and Expense Risk Charge" on page 56)


Annual Maintenance Fee


We deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the $30 annual maintenance fee for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 55.)


Transfer Fee

There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes


We will deduct from Your accumulation value at surrender, death or annuitization the amount of any premium taxes levied by a state or any government entity. (See "Premium Taxes" on page 57).


Optional Rider Charges


We deduct an additional fee for each optional rider You select. For a list of these charges, see "FEE TABLE" on page 14.

Optional Riders

You may add various riders to the basic contract. You must elect these riders on Your contract supplemental application. We will deduct a corresponding charge for each optional rider You elect. We deduct a daily charge for each optional rider, at the annual rates specified in the "Error! Reference source not found." on page Error! Bookmark not defined., against Your Separate Account accumulation value. The investment divisions' accumulation unit values reflect these charges. Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table). If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.60% per year. We reserve the right to change the charge for each optional rider. Once elected, these optional riders may not be terminated.


The following brief descriptions of the riders are only summaries. Each rider is subject to particular terms and conditions that are specified in the rider itself, so You should read each rider carefully if You are interested in it.

Bonus Credit Rider


If You elect this rider on Your supplemental application, then We will credit a 4.0% bonus credit to Your premium payments received during the first contract year. This rider may not be elected in combination with the Surrender Charge Rider. We will deduct an additional daily charge assessed against Your Separate Account accumulation value during the first 7 contract years at the annual rate noted in the Fee Table.


Minimum Premium Rider


If You elect this rider on Your supplemental application, then We will lower the amount of the minimum initial premium required for non-qualified contracts from $10,000 to $2,000 for an additional daily charge against Your Separate Account accumulation value until Your net premium is greater than the regular minimum premium requirement of $10,000. If the net premium is never greater than $10,000, then the additional daily charge will continue until the maturity date. The charge for this rider is at the annual rate noted in the Fee Table.


Guaranteed Minimum Death Benefit Rider


If You elect this rider on Your supplemental application, then We will guarantee that the death benefit will be the greater of total premiums minus partial surrenders accumulated at 6% per year (limited to an additional 100% of premiums minus adjustments for partial surrenders) or the accumulation value. Adjustments for any partial surrenders will reduce the Death Benefit by the same proportion the accumulation value was reduced by the partial surrender. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted in the Fee Table.


Higher Education Rider


If You elect this rider on Your supplemental application, then We will provide an extra benefit equal to 10% of the gain, under this contract, of the partial of full surrender amount. This rider is only available for non-qualified contracts. This rider may not be elected in combination with the Surrender Charge Rider. Under this rider, You may request a partial or full surrender, made directly payable to a United States accredited institution of higher education, at any time after the 7th contract anniversary and prior to the maturity date. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate noted in the Fee Table. We continue to deduct this charge even during periods when there is no gain on the accumulation value and, therefore, no benefits available.


Estate Planning Rider


If You elect this rider on Your supplemental application, then We will provide an extra death benefit of 40% of the gain in this contract upon the death of the owner or annuitant prior to the maturity date. This rider is only available for non-qualified contracts. The maximum extra death benefit is limited to 50% of the net premiums. If You have no gain when the death benefit is calculated, then You will receive no benefit. We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate listed in the Fee Table.

Surrender Charge Rider

If You elect this rider on Your supplemental application, You have several choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to one of three different shorter periods: five years, three years, or none (no surrender charge). There is an extra charge for this rider as noted in the "Fee Table" on page 14. The amount of the charge depends on which shorter period You choose, as indicated below. The charge is a percentage (specified below) of the average daily accumulation value, and the charge remains in effect until the Contract is terminated.

You can only elect this rider when You purchase the Contract, on Your supplemental application. This rider cannot be elected in combination with the Bonus Credit Rider or the Higher Education Rider.

          Five-Year Surrender Charge Period:

          The schedule for the five-year surrender charge period is as follows:

                   Length of Time From
                     Premium Payment                      Surrender Charge
                     (Number of Years)                         Percentage

                        Less than 1                                7%
                        1 - 2                                      7%
                        2 - 3                                      6%
                        3 - 4                                      5%
                        4 - 5                                      4%
                        More than 5                                0%

          Three-Year Surrender Charge Period

          The schedule for the three-year surrender charge period is as follows:

          Length of Time From
             Premium Payment                            Surrender Charge
           (Number of Years)                                 Percentage

              Less than 1                                        7%
              1 - 2                                              7%
              2 - 3                                              6%
              More than 3                                        0%

          Zero Year Surrender Charge Period

          The "zero year" surrender charge period means there is no surrender charge, even in the first Contract Year.


Suitability of the Contracts

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes. The issue age limitation is age 75 on the Guaranteed Minimum Death Benefit Rider and the Estate Planning Rider.

Death Benefit

The National Advantage Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the accumulation value,
(b) net premiums, or (c) if elected, the guaranteed minimum death benefit. Premium taxes may be deducted from the death benefit proceeds.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                             Phone #: 1-877-586-0240
                               Fax #: 866-270-9565

You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such state variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Financial Information


Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. Condensed financial information for the Separate Account is located on page 53.


                        SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment Divisions

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does to involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums to any of the investment divisions of Our Separate Account.

The Funds


Each of the 53 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


(a)       Alger American Fund,
(b)       American Century Variable Portfolios, Inc.,
(c)       Calvert Variable Series, Inc.,

(d)       Fidelity's Variable Insurance Products Fund,
(e)       INVESCO Variable Investment Funds, Inc.,
(f)       Janus Aspen Series
(g)       J.P. Morgan Series Trust II,
(h)       Lord Abbett Series Fund, Inc.,
(i)       MFS(R)Variable Insurance TrustSM,
(j)       PIMCO Variable Insurance Trust,
(k)       Rydex Variable Trust, and
(l)       Van Eck Global Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the fund's Statements of Additional Information. You should read the funds' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investment in the funds. Currently these revenues range from 0.10% to 0.25% of Midland's investment in the funds.

Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity's Variable Insurance Products Funds


----------------------------------- -----------------------------------------------------------------------------------------------
VIP Market Money                    Seeks as high a level of current income as is consistent with preservation of capital and
Portfolio                           liquidity by investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP High Income                     Seeks a high level of current income by investing primarily in income-producing debt
Portfolio                           securities while also considering growth of capital.  Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Equity-Income                   Seeks reasonable income by investing primarily in income-producing equity securities.  In
Portfolio                           choosing these securities, the Investment Manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth                          Seeks capital appreciation by investing in common stocks.  The adviser invests the fund's
Portfolio                           assets in companies the adviser believes have above-average growth potential.

----------------------------------- -----------------------------------------------------------------------------------------------
VIP Overseas                        Seeks long-term growth of capital, primarily through investments in foreign securities.

Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------
VIP MidCap                          Seeks long term growth of capital.

Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------

VIP Asset ManagerSM                 Seeks high total return with reduced risk over the long term by allocating its assets among
Portfolio                           the domestic and foreign stocks, bonds and short-term instruments.


----------------------------------- -----------------------------------------------------------------------------------------------
VIP Investment                      Seeks as high a level of current income as is consistent with the preservation of capital by
Grade Bond                          investing in U.S. dollar-denominated investment-grade bonds.
Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------
VIP Contrafund(R)                   Seeks to achieve capital appreciation over the long term by investing in common stocks and
Portfolio                           securities of companies whose value the manager believes is not fully recognized by the public.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset Manager:                  Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth Portfolio                    instruments, and other investments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Index 500                       Seeks to provide investment results that correspond to the total return of common stocks
Portfolio                           publicly traded in the United States by duplicating the composition and total return of the

                                    Standard & Poor's Composite Index of 500 stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio       Seeks high total return, combining current income and capital appreciation.  Invests mainly in stocks that pay current dividends and show potential for capital appreciation.

----------------------------------- -----------------------------------------------------------------------------------------------
VIP Balanced Portfolio              Seeks both income and growth of capital.  When the Investment Manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.

----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Opportunities            Seeks capital growth by investing primarily in common stocks.  Although the fund invests
Portfolio                           primarily in common stocks, it has the ability to purchase other securities, including bonds,

                                    which may be lower-quality debt securities.
-----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.


----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Capital         Seeks capital growth by investing primarily in common stocks that management considers to
Appreciation Portfolio              have better-than-average prospects for appreciation.

----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Value           Seeks long-term capital growth with income as a secondary objective.  Invests primarily in
Portfolio                           equity securities of well-established companies that management believes to be under-valued.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Balanced        Seeks capital growth and current income.  Invests approximately 60 percent of its assets in
Portfolio                           common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Portfolio             management believes to have potential for appreciation.

----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Income &        Seeks dividend growth, current income and capital appreciation.  The Portfolio will seek to
Growth Portfolio                    achieve its investment objective by investing in common stocks.

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust


----------------------------------- -----------------------------------------------------------------------------------------------

MFS(R) VIT Emerging Growth          Seeks to provide long-term growth of capital and future income.
Series

----------------------------------- -----------------------------------------------------------------------------------------------

MFS(R) VIT Research Series          Seeks to provide long-term growth of capital and future income.


----------------------------------- -----------------------------------------------------------------------------------------------

MFS(R) VIT Investors Trust Series   Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


----------------------------------- -----------------------------------------------------------------------------------------------

MFS(R) VIT New Discovery Series     Seeks capital appreciation.


-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.


----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Growth and Income       Seeks long-term growth of capital and income without excessive fluctuations in market value.

Portfolio

----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett MidCap Portfolio        Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

----------------------------------- -----------------------------------------------------------------------------------------------

Lord Abbett International           Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                           Issuers.

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Fund


----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Small                Seeks long-term capital appreciation.  It focuses on small, fast growing companies that offer
Capitalization Portfolio            innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap
                                    600(R) Index.

----------------------------------- -----------------------------------------------------------------------------------------------
Alger American MidCap Growth        Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Portfolio                           growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the
                                    S&P MidCap 400 Index(R)
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Growth Portfolio     Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.
                                    The portfolio considers a large company to have a market capitalization of $1 billion or greater.

----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Leveraged            Seeks long-term capital appreciation.  Under normal circumstances, the portfolio invests, in
AllCap Portfolio                    the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust


----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.

----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging          Seeks long-term capital appreciation by investing in primarily equity securities in emerging
Markets Fund                        markets around the world.  The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

----------------------------------- -----------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund         Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.


----------------------------------- -----------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Fund                                that own significant real estate assets or assets that principally are engaged in the real estate industry.


-----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds Inc.


----------------------------------- -----------------------------------------------------------------------------------------------

INVESCO VIF-Financial               Seeks capital growth.  The Fund normally invests at least 80% of its net assets in equity
Services Fund                       securities and equity-related instruments of companies involved in the financial services sector.

----------------------------------- -----------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences         Seeks capital growth.  The Fund normally invests at least 80% of its net assets in equity
Fund                                securities and equity-related instruments of companies develop, produce, or distribute products or services related to health care.

----------------------------------- -----------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund         Seeks long-term capital growth.  The Fund invests primarily in equity securities of companies engaged in technology-related industries.

----------------------------------- -----------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund          Seeks capital appreciation and income.  The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

-----------------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.,


----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in equity securities
Small Cap Growth Portfolio          of companies that have small market capitalization's.

----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in a nondiversified
Mid Cap Growth Portfolio            portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks growth of capital through investment in stocks of issuers in industries believed to
Equity Portfolio                    offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
----------------------------------- -----------------------------------------------------------------------------------------------

Janus Aspen Series


----------------------------------- -----------------------------------------------------------------------------------------------

Janus Aspen Series Growth and       Seeks long-term capital growth and current income.

Income Portfolio


-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II


----------------------------------- -----------------------------------------------------------------------------------------------
JP Morgan Series Trust II Bond      Seeks to provide high total return consistent with moderate risk of capital and maintenance
Portfolio                           of liquidity.

----------------------------------- -----------------------------------------------------------------------------------------------
JP Morgan Series Trust II Small     Seeks to provide high total return from a portfolio of small company stocks.

Company Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust


----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT OTC Fund                   Seeks to provide investment results that correspond to a benchmark for over-the-counter securities.  The current benchmark is the NASDAQ 100 Index(TM).  The NASDAQ 100 Index(TM)
                                    contains the 100 largest non-financial, non-utilities stocks in the NASDAQ composite.

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S. Government            Seeks to provide security of principal, high current income, and liquidity.  The Fund invests
Money Market Fund                   primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Nova Fund                  Seeks to provide investment returns that correspond to 150% of the daily performance of the
                                    S&P 500(R) Index.  The S&P 500 Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the
                                    American Stock Exchange and the NASDAQ.

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                  Seeks to provide investment returns that inversely correlate to the daily performance of the
                                    S&P 500 Index.  The S&P 500(R) Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the
                                    American Stock Exchange and the NASDAQ.

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                Seeks to provide investment results that will match the performance of a specific benchmark. The current benchmark is the inverse of the performance of the NASDAQ 100
                                    Index(TM).  The NASDAQ 100 Index(TM) contains the 100 largest non-financial, non-utilities stocks in the NASDAQ Composite.

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust


----------------------------------- -----------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.


----------------------------------- -----------------------------------------------------------------------------------------------

PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.

----------------------------------- -----------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio      Seeks maximum total return consistent with preservation of capital and prudent investment management.


----------------------------------- -----------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.



Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP portfolios. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Fidelity Management & Research Company manages the VIP portfolios. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. Janus Capital Management LLC, manages the Janus Aspen Series. J.P. Morgan Investment Management, Inc. manages the J.P. Morgan Series Trust II. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R) Variable Insurance TrustSM. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Global Advisors manages the Rydex Variable Trust. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust.

The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or with in 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 administration fee will be assessed (see "Transfers of Accumulation Value" on page 48).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.


The fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of between 0.95% (for the basic contract only) and 3.60% (if You elect all of the optional riders). Additional information on the accumulation unit values is contained in the SAI.


We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

     o add investment divisions to, or remove investment divisions from Our Separate Account;

     o    combine two or more divisions within Our Separate Account;

     o withdraw assets relating to Our variable annuities from one investment division and put them into another;

     o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes;

     o end the registration of Our Separate Account under the Investment Company Act of 1940;

     o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

     o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

     o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisers or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.


                                THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% minus any surrender charges, partial surrenders or transfers. The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

You may accumulate amounts in the Fixed Account by:

     o     allocating net premiums,
     o     transferring amounts from the investment divisions, or
     o     earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 3% minimum.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions. The total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This limit does not apply to transfers made in a Dollar Cost Averaging or Portfolio Rebalancing program.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.


                     DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 (unless You elect the minimum premium rider; see below), or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.

Your initial premium payment will be allocated according to Your choice as of the business day We receive it or We accept Your application, whichever is later. Each premium received thereafter will be allocated to Our Separate Account or Fixed Account on the day of receipt, according to Your instructions.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our General Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract value. To obtain more information about these other contracts, contact Our Principal Office.

Minimum Premium Rider

At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts. Under the minimum premium rider, You may make an initial premium payment of $2,000 (or more). We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%). We will continue to assess a fee for this benefit until Your net premium exceeds the regular minimum premium requirement of $10,000. Once Your net premium exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance. This charge will continue indefinitely if Your net premium is never greater than $10,000. This rider is only available for non-qualified contracts. We reserve the right to waive the charge for this rider.

Free Look

You generally have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

     1.        the accumulation value less any premium bonus credit, or
     2.        if greater and if required by law, the full premium payment.


The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The contract value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.


Tax-Free "Section 1035" Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract's supplemental application form. Your instructions in Your supplemental application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your supplemental application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted.

Changing Your Premium Allocation Percentages


You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 50).


Bonus Credit Rider

At the time of Your application, You may choose the bonus credit rider that will add a credit of 4% to Your premium payments received during the first contract year. We will deduct an additional daily Separate Account charge of 0.60% for this rider. We deduct the daily charge against Your Separate Account accumulation value only during the first 7 contract years. We expect to profit from this charge. Electing a bonus credit rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the bonus credit rider. In general, in order to receive a benefit from this rider, the Separate Account performance must be at least 8.34% annually. Generally, the higher rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects various charges. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date. However, We reserve the right to assess a $15 charge after the 12th transfer in a contract year.


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. For information regarding telephone or facsimile requests, see "Inquiries" on page
35. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 43.


After the maturity date, You can make two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to restrict or eliminate this transfer privilege at any time.

Market Timing and Excessive Trading Limits

The contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.


We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other owners. You will be notified in writing if Your transfer request has been refused or restricted.


Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request. The surrender value is the Separate Account Accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn.

Any applicable surrender charge and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) is also subtracted.

Requests received before the New York Stock Exchange closes for regular trading will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request. We may defer payment for a longer period only when:

     o trading on the New York Stock Exchange is restricted as defined by the SEC;

     o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

     o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

     o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 66.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.


Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements. The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 55.)

A surrender will generally have Federal income tax consequences that can include tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 57.)

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 57.)



Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:

     o    the DCA source account from which transfers will be made,

     o that any money received with the form is to be placed into the DCA source account,

     o the total monthly or quarterly amount to be transferred to the other investment divisions, and

     o how that monthly or quarterly amount is to be allocated among the investment divisions.

     o The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.


If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.


We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. While We currently allow an unlimited number of free transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

We reserve the right to end the DCA program by sending You one month's notice.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")


At the time of Your application, You may elect one of two Fixed Account DCA programs. These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. While in the Fixed Account DCA accounts, Your premiums will earn a higher rate of interest than is currently credited to the Fixed Account. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose one of the following two Fixed Account DCA programs:


The 6-month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The accumulation value must be at least $5,000 on each contract anniversary to be eligible for this program. If You elect this option, then on the contract anniversary day, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.


Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.


There is no charge for Portfolio Rebalancing.

Fixed Account Earnings Sweep Program

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. There is no charge for earnings sweep transfers and an earnings sweep transfer is not considered a transfer for purposes of assessing transfer charge. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep Program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep Program is available on Your contract.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed on the day when the withdrawal is otherwise to be made, then the withdrawal will be processed the next business day. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.


You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable. Each systematic withdrawal must be at least $200. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page
55). The surrender charge applies to systematic withdrawals in excess of the free partial surrender amount in the same manner as it applies to other partial surrenders.


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your net premiums (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. The value of 10% of the net premiums is determined on the date of the first partial surrender. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year. The free surrender amount is not subject to the $500 minimum surrender amount.

Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement

This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Death Benefit

If the annuitant or the owner dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's or owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint annuitants the death benefit is paid upon the second death. For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives the later of:

     (a)       a proof of death and
     (b)       an election form of how the death benefit is to be paid.

Unless a payment option is selected within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.


When a death benefit is paid on the death of the owner or joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.


If an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

     (a)     the accumulation value; or
     (b)     100% of the total net premium payments made to Your contract; or
     (c)     the guaranteed minimum death benefit, if elected, as defined below.

Premium taxes may be deducted from the death benefit proceeds.

Guaranteed Minimum Death Benefit (GMDB)

If You elect the guaranteed minimum death benefit rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (limited to an additional 100% of premiums minus adjustments for any partial surrenders) or the accumulation value. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year). You will incur this charge even during periods when the rider would pay no benefit.

Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our general account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Higher Education Rider

At the time of application, You may select the higher education rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract. This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the 7th contract anniversary. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. We will deduct a fee for this optional rider (of up to 4.00% per year). If You select this rider, the fee is deducted for the life of the contract, even if You never request a withdrawal for higher education. Subject to state availability, You can terminate this rider at any time by sending a written request to Our Principal Office.

Estate Planning Rider

At the time of the application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the gain (accumulation value less premiums) in the contract that is included in the death benefit. The maximum extra death benefit is limited to 50% of the net premiums. We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum is 0.75%). You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain). This rider only pays a benefit on gain. If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider.

                          CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any surrender or premiums (including a surrender to effect an annuity and on systematic withdrawals). This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from               Surrender
        Premium Payment                    Charge
        (Number of Years)
                1                            7%
                2                            7%
                3                            6%
                4                            5%
                5                            4%
                6                            3%
                7                            2%
                8+                           0%


At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement. This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.


Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.95% of the accumulation values in the Separate Account. The investment division's accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. We waive this charge if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Rider Charges


We deduct an extra charge on a daily or other periodic basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account. These charges are specified above in the Fee Table section of this prospectus.


Transfer Charge

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. See the funds' prospectuses for more information.

Premium Taxes


Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.


Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

Introduction


NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We haveincluded an additional discussion regarding taxes in the SAI.


Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.


Qualified and Nonqualified Contracts

If You purchase the contract under an individual retirement annuity, Your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following plan:

     o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

     o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

     o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          1. elective contributions made in years beginning after December 31, 1988;

          2.   earning on those contributions; and

          3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.


          Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the accumulation value. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding, and "eligible rollover distributions" from corporate pension and profit-sharing and H.R. 10 plans are subject to a mandatory 20% withholding except in the case of a direct rollover.

If You purchase the contract as an individual and not under an individual retirement annuity, Your contract is referred to as a nonqualified contract.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts

If You make a surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceeds the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The bonus credit will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

     o    paid on or after the taxpayer reaches age 59 1/2;

     o    paid after an owner dies;

     o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code

     o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     o    paid under an immediate maturity; or

     o    which come from premium payments made prior to August 14, 1982.

All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.


Withholding

Distributions from nonqualified contracts and IRAs generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions: from corporate pension and profit-sharing and H.R. 10 plans and tax -sheltered annuities are subject to a mandatory 20% withholding except in the case of a direct rollover.


Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

     o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

     o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.


If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

     o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

     o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin. The earliest possible maturity date is the 8th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

     1.   take the surrender value in one lump sum, or

     2. convert the surrender value into an annuity payable to the annuitant under one of the payment options described below.

Selecting An Annuity Option

You may apply the proceeds of a surrender to effect an annuity. Unless You choose otherwise, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes

     o    rules on the minimum amount We will pay under an option,

     o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

     o the naming of people who are entitled to receive payment and their beneficiaries, and

     o    the ways of proving age, gender, and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment plan at least 30 days before the maturity date.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 3.00% a year. We may also credit interest under the fixed deposit options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the options chosen.

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 3% (three percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 3% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 3% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained by writing to Our Principal Office.

Payout Options

The following four payout options are available:

     1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years.

     2. Life Annuity: We will pay the money as monthly income for life. You may choose from 1 of 2 ways to receive the income:

          (a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

          (b) With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

     3. Income for a Specified Amount: We will pay income of the accumulation value until the principal and interest are exhausted. Payments will begin on the maturity date and will continue until the principal and interest, at the rate of 3% compounded per annum, are exhausted.

     4. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after the Maturity Date

After the maturity date, two transfers per contract year may be made among the investment divisions. Transfer requests received before the New York Stock Exchange closes will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

     o    to elect the funds' Board of Directors,

     o    to ratify the selection of independent auditors for the funds,

     o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

     o    in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.


Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.


Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

     o    Your accumulation value, and

     o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

The annual statements are sent instead of sending a confirmation of certain transactions (such as premium payments by automatic bank draft checking account deductions or Civil Service Allotment).


Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.


Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, than an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.


The money narket investment divisions may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30 day yield which reflects the income generated by an investment in the investment division over a 30 day period.


Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the owner's and annuitant's lifetime by writing to Our Principal Office. This change takes effect as of the date that the written notice was signed. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate. If the beneficiary is living at the time of the owner's or annuitant's death, then proceeds are payable to the contingent beneficiary, if any.

Assigning Your Contract

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits or surrenders within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive proof of death and the election of how the death benefit is to be paid [90 days after We receive proof of death].

We may delay payment for one or more of the following reasons:

     1)   We cannot determine the amount of the payment because:

          a)   the New York Stock Exchange is closed,

          b)   trading and securities has been restricted by the SEC, or

          c)   the SEC has declared an emergency exists,

     2)   The SEC by order permits Us to delay payment to protect Our owners, or

     3)   Your premium check(s) have not cleared Your bank.


Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.


We may defer payment of any surrender or surrender from the Fixed Account, for up to six months after We receive Your request.

Sales Agreements

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC, or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, LLC, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
(NASD). Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, the ultimate parent-company of Midland National Life. The mailing address for Sammons Securities Company, LLC is:

                                 4261 Park Road
                               Ann Arbor, MI 48103


While commissions may vary, they are not expected to exceed 7.75% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. Under certain circumstances, We may pay bonuses, overrides, and marketing allowances in addition to the standard commissions to the extent permitted by NASD rules. We may sell Our contracts through broker-dealers registered with the SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to dealer-brokers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commission and other sales expenses primarily, but not exclusively, through:


     o    the surrender charge;

     o    the mortality and expense risk charge;

     o    rider charges;

     o revenues, if any, received from the underlying portfolios or their managers; and

     o    investment gain on amounts allocated under contracts to the Fixed
          Account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and territories.

Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to the federal securities laws. We are not involved in any material legal proceedings.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                       Suite 1300, 650 Third Avenue South
                           Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       Statement of Additional Information

A SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal
Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

TABLE OF CONTENTS                                                                                                           Page
                                                                                                                            ----
THE CONTRACT


   Entire Contract                                  ..........................................................................4
   Changes to the Contract                          ..........................................................................4
   Beneficiary                                      ..........................................................................4
   Change of Beneficiary                            ..........................................................................4
   Change in Maturity Date                          ..........................................................................4
   Incontestability                                 ..........................................................................4
   Misstatement of Age or Sex                       ..........................................................................4
   Periodic Reports                                 ..........................................................................5
   Non-participating                                ..........................................................................5
   Claims of Creditors                              ..........................................................................5
   Minimum Benefits                                 ..........................................................................5
   Payment of Premiums                              ..........................................................................5
   Ownership                                        ..........................................................................5
   Assignment                                       ..........................................................................5
   Accumulation Unit Value                          ..........................................................................6
   Annuity Payments                                 ..........................................................................6

CALCULATION OF YIELDS AND TOTAL RETURNS
   Money Market Investment Division Yield


   Calculation                                      ..........................................................................7
   Other Investment Division Yield Calculations
                                                    ..........................................................................8
   Standard Total Return Calculations               ..........................................................................9
   Cumulative Total Returns                         ..........................................................................17
   Adjusted Historical Performance Data             ..........................................................................24

FEDERAL TAX MATTERS

   Tax Free Exchanges (Section 1035)                ..........................................................................39
   Required Distributions                           ..........................................................................40
   Non-Natural Person                               ..........................................................................40
   Diversification Requirements                     ..........................................................................40
   Owner Control                                    ..........................................................................40
   Taxation of Qualified Contracts                  ..........................................................................41
DISTRIBUTION OF THE CONTRACT                        ..........................................................................42
SAFEKEEPING OF ACCOUNT ASSETS                       ..........................................................................42
STATE REGULATION                                    ..........................................................................43
RECORDS AND REPORTS                                 ..........................................................................43
LEGAL PROCEEDINGS                                   ..........................................................................43
LEGAL MATTERS                                       ..........................................................................43
EXPERTS                                             ..........................................................................43
OTHER INFORMATION                                   ..........................................................................43
FINANCIAL STATEMENTS                                ..........................................................................44


                                             CONDENSED FINANCIAL INFORMATION

Table 1 - 0.95% Asset Charge



Base Contract - with No Riders


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit    Accumulation Unit         Number of
                                                                       Value at
                                                                     Beginning of        Value at End of         Accumulation
                                                                        Period               Period         Units at End of Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.96                   249

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.85                  2,727

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.28                   274

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.53                  1,559

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.08                    11

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.97                    24

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                8.05                   127

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.42                   432

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.83                  1,002

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.64                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.58                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.16                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                9.04                    27

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.41                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.11                    48

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                9.02                  1,090

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.36                  1,379

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.38                  1,518

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.99                  1,757

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.08                  5,692

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.22                   10

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.86                  4,605

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.80                 2,855

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                9.00                   681

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                10.05                 1,845

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.34                   458

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.57                  1,183

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.87                  1,449

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.54                   120

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.54                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.60                 1,950

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.62                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.40                    13

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.20                   328

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.58                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.22                  1,983

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.99                    27

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                8.02                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.97                   860

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.76                  1,260

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.10                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.97                   345

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.61                   310

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.26                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.57                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.42                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.41                    21

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.26                   0



Table 2 - 1.20% Asset Charge



Base Contract with Minimum Premium Rider

Base Contract with Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit    Accumulation Unit         Number of
                                                                       Value at
                                                                     Beginning of        Value at End of         Accumulation
                                                                        Period               Period         Units at End of Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.06                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                8.03                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.40                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.63                   180

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.56                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.15                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                9.02                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.39                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.09                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                9.00                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.34                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.37                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.06                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.20                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.77                  283

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                10.03                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.32                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.55                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.85                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.53                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.52                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.58                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.61                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.39                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.18                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.56                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.20                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.97                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                8.00                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.95                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.09                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.60                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.26                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.56                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.41                   176

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.39                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.26                   0



Table 3 - 1.30% Asset Charge



Base Contract with Estate Planning Rider

Base Contract with Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)


-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                                   Accumulation Unit   Accumulation Unit       Number of
                                                                           Value at
                                                                         Beginning of       Value at End of       Accumulation
                                                                            Period              Period            Units at End
                                                                                                                   of Period


-----------------------------------------------------------------------------------------------------------------------------------

2002


-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                          10.00               6.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)                10.00               6.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                   10.00               7.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)             10.00               7.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                      10.00               9.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)           10.00               7.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                 10.00               8.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                   10.00               8.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                          10.00               8.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                       10.00               7.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                  10.00               5.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                       10.00               8.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)               10.00               7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00               7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                    10.00               9.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)              10.00               8.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                          10.00               9.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                        10.00               9.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                     10.00               8.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                   10.00               8.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)               10.00               7.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                            10.00               7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                       10.00               10.19                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                         10.00               7.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)             10.00               10.76                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                            10.00               8.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                      10.00               10.02                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                          10.00               8.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                      10.00               8.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                         10.00               7.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                              10.00               6.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                               10.00               8.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)               10.00               10.57                   0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02 - 12/31/02)      10.00               7.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                 10.00               7.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00               8.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                   10.00               8.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00               9.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                           10.00               6.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                           10.00               7.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                             10.00               6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                  10.00               7.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                     10.00               11.08                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                       10.00               6.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                        10.00               7.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                     10.00               9.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                       10.00               11.53                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                            10.00               10.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                                 10.00               10.56                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                  10.00               8.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                      10.00                9.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                          10.00                10.25                   0



Table 4 - 1.45% Asset Charge



Base Contract with Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02) Base Contract with Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)


-----------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


-----------------------------------------------------------------------------------------------------------------------------------

2002


-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                9.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                8.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                9.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                9.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                7.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.18                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                10.00                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.56                   0

-----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                11.07                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.52                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.56                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.25                   0



Table 5 - 1.55% Asset Charge



Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.92                   857

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.82                   409

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.24                   572

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.49                   415

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.03                  2,385

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                8.01                    6

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.38                  3,740

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.79                   606

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.61                    7

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.94                    24

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.13                    20

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.99                  3,274

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.37                   325

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.06                   588

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.98                  6,968

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.32                  9,245

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.34                  5,865

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.94                    6

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.04                  11,578

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.17                  426

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.82                  8,596

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.74                 1,415

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.95                  2,175

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                10.00                117,810

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.29                  1,402

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.53                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.83                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.51                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.50                  1,995

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.55                   28

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.59                   483

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.36                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.15                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.54                    14

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.17                   635

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.95                  5,282

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.97                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.93                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.71                  3,589

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.06                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.58                    3

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.93                 104,539

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.51                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.25                  182

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.39                  15,633

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.36                    12

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.25                   0



Table 6 - 1.65% Asset Charge



Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                9.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                9.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                9.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                9.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                9.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                9.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                9.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                10.09                   0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                9.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                9.55                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                9.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                9.63                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                10.00                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                9.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                9.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                10.00                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                9.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                9.72                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                9.65                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                9.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.28                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                10.07                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                10.00                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                9.79                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                9.62                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                9.31                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                9.65                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                10.28                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.20                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                9.93                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                10.05                   0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                9.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                10.00                   0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                10.27                   0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                9.62                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                9.70                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                9.59                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                9.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                10.09                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                9.55                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                9.59                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                10.15                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.25                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                10.22                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                10.68                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.25                   0



Table 7 - 1.70% Asset Charge



Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.23                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.48                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.01                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                8.00                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.37                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.60                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.12                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.05                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.30                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.33                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.03                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.15                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.72                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.28                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.52                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.82                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.50                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.49                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.58                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.14                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.53                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.16                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.94                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.96                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.92                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.70                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.05                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.58                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.50                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.25                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.38                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.25                   0



Table 8 - 1.80% Asset Charge



Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years(11/01/02 - 12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.23                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.47                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.01                   684

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.36                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.60                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.53                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.12                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.04                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.30                   552

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.02                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.15                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.71                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.51                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.81                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.50                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.49                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.58                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.13                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.15                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.94                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.96                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.70                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.04                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.49                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.25                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.37                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.34                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.25                   0



Table 9 - 1.90% Asset Charge



Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.22                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.47                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.00                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.59                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.11                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.34                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.03                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.01                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.14                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.70                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.50                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.80                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.49                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.48                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.53                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.34                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.13                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.14                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.93                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.95                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.69                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.03                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.48                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.24                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.37                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.33                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.24                   0




Table 10 - 1.95% Asset Charge



Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02)

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                9.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                9.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                9.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                9.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                9.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                9.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                9.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                10.08                   0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                9.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                9.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                9.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                9.63                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                9.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                9.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                9.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                9.72                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                9.65                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                9.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.27                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                10.06                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                9.79                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                9.61                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                9.30                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                9.65                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                10.28                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.20                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                9.93                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                10.04                   0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                9.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                10.26                   0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                9.61                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                9.69                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                9.59                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                9.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                10.09                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                9.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                9.59                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                10.14                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.24                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                10.21                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                10.67                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.24                   0




Table 11 - 2.05% Asset Charge



Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02)

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.89                  4,101

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.21                  1,954

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.46                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                8.99                  3,775

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.89                    75

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.97                  2,946

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.34                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.74                  2,720

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.58                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.11                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.33                   567

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.02                  1,648

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.93                   605

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.28                  1,014

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.30                  2,627

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.91                  1,136

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.00                   853

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.12                 1,531

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.69                 1,218

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.91                  2,645

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.95                  23,342

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.26                    71

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.49                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.79                  1,173

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.49                  1,194

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.47                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.52                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.33                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.11                  3,879

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.13                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.92                   624

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.94                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.90                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.68                   818

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.02                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.56                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.89                  24,348

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.47                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.24                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.55                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.36                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.24                   0



Table 12 - 2.15% Asset Charge



Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.20                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.45                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                8.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.33                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.58                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.10                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.01                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                7.00                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.11                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.68                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.25                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.48                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.78                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.48                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.47                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.51                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.56                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.11                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.49                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.12                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.93                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.89                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.67                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.02                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.55                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.46                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.24                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.24                   0



Table 13 - 2.20% Asset Charge



Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge Rider - Zero Years (11/01/02 -
12/31/02)


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                9.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                9.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                9.49                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                9.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                9.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                9.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                9.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                10.08                   0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                9.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                9.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                9.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                9.62                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                9.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                9.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                9.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                9.71                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                9.64                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                9.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.27                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                10.06                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                9.78                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                9.61                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                9.30                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                9.65                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                10.27                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.19                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                9.93                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                10.04                   0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                9.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                9.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                10.26                   0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                9.61                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                9.69                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                9.59                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                9.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                10.09                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                9.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                9.58                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                10.14                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.24                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                10.21                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                10.67                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.24                   0



Table 14 - 2.25% Asset Charge



Base Contract with Higher Education Rider and Estate Planning Rider


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.20                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.44                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                8.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.75                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.10                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.00                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.10                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.67                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.24                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.47                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.78                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.48                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.46                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.50                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.56                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.10                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.48                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.12                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.92                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.66                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.01                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.55                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.45                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.24                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.30                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                s      10.00                10.24                   0



Table 15 - 2.30% Asset Charge



Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
Rider - Five Years (11/01/02 - 12/31/02)

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
(11/01/02 - 12/31/02)

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.19                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.44                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                8.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.75                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.09                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                9.00                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.28                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.10                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.66                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.24                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.47                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.77                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.48                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.46                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.50                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.55                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.10                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.48                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.11                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.90                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.92                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.66                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                11.00                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.55                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.45                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.24                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.30                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.24                   0



Table 16 - 2.40% Asset Charge



Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
Rider - Three Years (11/01/02 - 12/31/02)

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider Base Contract with Higher
Education Rider and Guaranteed Minimum Death Benefit Rider


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.76                    27

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.19                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.43                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.95                    25

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.72                    23

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.75                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.09                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.30                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.99                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.98                    27

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.09                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.65                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.23                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.46                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.77                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.47                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.45                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.49                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.55                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.09                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.47                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.10                    22

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.90                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.91                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.65                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                11.00                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.44                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.23                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.34                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.24                   0



Table 17 - 2.50% Asset Charge



Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.18                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.43                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.71                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.56                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.49                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.09                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.08                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.75                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.65                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.22                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.45                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.76                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.47                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.45                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.49                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.54                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.30                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.08                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.46                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.09                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.89                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.91                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.87                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.65                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.99                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.44                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.23                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.33                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.28                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.23                   0



Table 18 - 2.55% Asset Charge



Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
Rider - Zero Years (11/01/02 - 12/31/02)

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                9.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                9.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                9.49                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                9.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                9.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                9.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                9.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                10.07                   0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                9.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                9.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                9.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                9.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                9.62                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                9.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                9.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                9.76                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                9.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                9.71                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                9.64                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.53                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                9.75                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.26                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                10.05                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                9.78                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                9.60                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                9.30                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                9.64                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                10.27                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.19                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                9.92                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                10.03                   0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                9.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                10.25                   0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                9.60                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                9.68                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                9.58                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                9.77                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.08                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                9.53                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                9.58                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                10.13                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.23                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                10.20                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                10.66                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.23                   0



Table 19 - 2.65% Asset Charge



Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.75                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.17                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.42                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.70                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.55                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.48                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.08                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.28                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.23                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.97                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.07                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.63                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.21                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.44                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.75                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.46                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.44                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.48                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.54                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.07                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.45                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.08                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.89                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.86                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.64                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.98                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.53                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.42                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.23                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.33                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.23                   0



Table 20 - 2.75% Asset Charge



Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.16                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.41                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.69                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.55                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.48                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.07                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.28                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.22                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.96                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.06                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.62                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.20                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.43                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.74                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.46                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.43                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.47                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.53                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.28                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.06                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.44                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.07                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.89                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.85                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.63                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.97                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.42                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.23                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.53                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.32                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.23                   0



Table 21 - 2.85% Asset Charge



Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.74                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.16                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.40                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.28                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.68                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.47                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.72                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.07                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.22                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.95                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.05                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.61                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.19                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.43                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.73                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.45                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.43                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.46                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.53                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.28                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.06                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.44                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.07                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.87                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.88                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.85                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.62                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.96                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.41                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.23                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.53                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.23                   0



Table 22 - 3.00% Asset Charge



Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider


------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.73                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.15                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.39                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.67                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.54                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.46                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.72                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.06                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.21                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.23                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.04                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.72                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.60                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.18                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.42                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.72                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.45                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.42                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.45                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.52                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.04                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.42                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.05                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.86                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.87                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.84                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.61                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.95                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.40                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.22                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.53                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.31                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.22                   0



Table 23 - 3.10% Asset Charge



Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.72                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.14                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.39                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.90                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.66                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.53                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.46                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.71                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.06                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.20                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.22                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.94                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.03                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.71                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.59                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.18                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.41                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.72                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.44                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.41                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.44                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.51                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.26                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.04                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.42                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.04                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.85                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.86                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.83                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.61                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.95                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.39                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.22                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.53                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.30                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.23                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.22                   0



Table 24 - 3.25% Asset Charge



Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death
Benefit Rider

------------------------------------------------------------------------------------------------------------------------------------

Investment Portfolio                                               Accumulation Unit     Accumulation Unit    Number of
                                                                   Value at Beginning    Value at End of      Accumulation
                                                                   of Period             Period               Units at End of
                                                                                                              Period


------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.71                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.13                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.38                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.65                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                10.00                5.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.45                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.70                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.05                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                  10.00                8.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)            10.00                8.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.19                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.21                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.93                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                10.01                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.70                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.57                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.17                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.40                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.71                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.44                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.41                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)             10.00                10.43                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                        10.00                7.51                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.25                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.03                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)                 10.00                8.41                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                 10.00                9.03                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                         10.00                6.84                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.85                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.82                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.59                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.93                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.50                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.38                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                          10.00                10.22                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                               10.00                10.53                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.22                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                        10.00                10.22                   0



Table 25 - 3.35% Asset Charge



Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
Rider

------------------------------------------------------------------------------------------------------------------------------------

                           Investment Portfolio                    Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.71                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.12                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.37                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                8.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.88                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.64                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.52                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.87                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.44                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.70                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.04                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.23                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                8.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.18                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.20                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.92                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                10.00                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.69                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.56                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.83                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.16                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.39                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.70                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.43                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.40                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.43                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.50                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.24                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.02                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.40                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.02                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.84                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.84                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.82                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.59                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                10.93                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.85                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.49                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.37                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.22                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.52                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.29                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.21                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.22                   0



Table 26 - 3.60% Asset Charge



Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider


------------------------------------------------------------------------------------------------------------------------------------

                           Investment Portfolio                    Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                       of Period              Period                Period

------------------------------------------------------------------------------------------------------------------------------------

2002


------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02 - 12/31/02)                      10.00                6.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)            10.00                6.69                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)               10.00                7.11                    0

------------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)         10.00                7.35                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                  10.00                8.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)       10.00                7.78                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)             10.00                7.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02 - 12/31/02)               10.00                8.22                    0

------------------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                      10.00                8.62                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                   10.00                7.51                    0

------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)              10.00                5.86                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                   10.00                8.43                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.68                    0

------------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)         10.00                7.03                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                10.00                8.82                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)          10.00                8.21                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                      10.00                8.89                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                    10.00                8.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.16                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)               10.00                8.18                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)           10.00                7.80                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.91                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                   10.00                9.98                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                     10.00                7.67                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)         10.00                10.54                   0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                        10.00                8.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                  10.00                9.81                    0

------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                      10.00                8.14                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                  10.00                8.37                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                     10.00                7.68                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                          10.00                6.42                    0

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                           10.00                8.39                    0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02 - 12/31/02)           10.00                10.41                   0

------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio
(5/1/02 - 12/31/02)                                                      10.00                7.49                    0

------------------------------------------------------------------------------------------------------------------------------------

LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                             10.00                7.23                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02 - 12/31/02)             10.00                8.00                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02 - 12/31/02)               10.00                8.38                    0

------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02 - 12/31/02)               10.00                9.00                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                       10.00                6.82                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                       10.00                7.83                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02 - 12/31/02)                         10.00                6.80                    0

------------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02 - 12/31/02)                              10.00                7.57                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                 10.00                10.91                   0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02 - 12/31/02)                                   10.00                6.84                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02 - 12/31/02)                                    10.00                7.48                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                 10.00                9.79                    0

------------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                   10.00                11.35                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Levin Mid Cap Value (11/01/02 - 12/31/02)                        10.00                10.21                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02 - 12/31/02)                             10.00                10.52                   0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)              10.00                8.27                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                  10.00                9.19                    0

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02 - 12/31/02)                      10.00                10.21                   0

------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                                 1-877-586-0240

Information about Midland National Life Insurance Company can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

SEC File No. 811-07772

________________________________________________________________________________

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

                  NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT

                                   Offered by

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

               (Through Midland National Life Separate Account C)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National Advantage Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2003, by writing to Midland National Life Insurance Company at our principal office located at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Terms used in the current Prospectus for the contract are incorporated in this document.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                Dated May 1, 2003

                                TABLE OF CONTENTS


 THE CONTRACT..........................................................4

  Entire Contract......................................................4

  Changes to the Contract..............................................4

  Beneficiary..........................................................4

  Change of Beneficiary................................................4

  Change in Maturity Date..............................................4

  Incontestability.....................................................5

  Misstatement of Age or Sex...........................................5

  Periodic Reports.....................................................5

  Non-participating....................................................5

  Claims of Creditors..................................................5

  Minimum Benefits.....................................................5

  Payment of Premiums..................................................5

  Ownership............................................................6

  Assignment...........................................................6

  Accumulation Unit Value..............................................6

  Annuity Payments.....................................................7

CALCULATION OF YIELDS AND TOTAL RETURNS................................8

  Money Market Investment Division Yield Calculation...................8

  Other Investment Division Yield Calculations.........................9

  Standard Total Return Calculations..................................10

  Cumulative Total Returns............................................18

  Adjusted Historical Performance Data................................27

FEDERAL TAX MATTERS...................................................44

  Tax-Free Exchanges (Section 1035)...................................44

  Required Distributions..............................................44

  Non-Natural Person..................................................45

  Diversification Requirements........................................45

  Owner Control.......................................................45

  Taxation of Qualified Contracts.....................................46

DISTRIBUTION OF THE CONTRACT..........................................47

SAFEKEEPING OF ACCOUNT ASSETS.........................................48

STATE REGULATION......................................................48

RECORDS AND REPORTS...................................................49

LEGAL PROCEEDINGS.....................................................49

LEGAL MATTERS.........................................................49

EXPERTS...............................................................49

OTHER INFORMATION.....................................................49

FINANCIAL STATEMENTS..................................................50

                                  THE CONTRACT

Entire Contract


The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.


Changes to the Contract


No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.


Beneficiary


You will name the beneficiary in the application. A beneficiary is revocable unless otherwise stated in the beneficiary designation. If no beneficiary is living when the owner or annuitant dies, the death benefit will be paid to You or Your estate. If no primary beneficiary is living at the time of the owner's or annuitant's death, the proceeds are payable to the contingent beneficiary, if any.


Change of Beneficiary


You may change a revocable beneficiary. We must receive written notice informing Us of the change. Upon receipt and acceptance, a change takes effect as of the date the written notice was signed. We will not be liable for any payment made before We record the written notice.


Change in Maturity Date


At any time You may change the maturity date by written notice. We must receive Your written notice requesting such change at least 30 days prior to the original maturity date. Any maturity date may not be a date that is before the end of the surrender period shown on the specifications page.


Incontestability


We will not contest the contract.


Misstatement of Age or Sex


If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.


Periodic Reports

At least once each year, We will send You a report containing information required by applicable state law.

Non-participating


The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.


Claims of Creditors


To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.


Minimum Benefits


The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.


Payment of Premiums


The initial premium is due on the issue date. You may make additional premium payments in any amount and frequency, subject to the limits shown on the Specifications Page.


Ownership


The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

     1)           Any assignee of record with Us;
     2)           Any irrevocable beneficiary; and
     3)           Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice.


Assignment

An assignment may have adverse tax consequences.


You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.


Accumulation Unit Value


We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

     o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

     o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

     o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with all of the riders, is currently 0.00986% which as an effective annual rate of 3.60%


     o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.


The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:


     (1)  = the Annuity Unit Value for the preceding business day:

     (2) = the net investment factor (as described above) for that division on that business day.


     (3) = the investment result adjustment factor 99.986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation


In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the Fidelity VIP Money Market Investment Division's and Rydex VT U.S. Government Money Market Fund Investment Division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions'actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract. The annualized yield for the seven-day period ending 12/31/2002 was:

  Fidelity VIP Money Market Portfolio Investment Division                 0.24%
  Rydex VT U.S. Government Money Market Fund Investment Division         -0.96%


Other Investment Division Yield Calculations


Midland may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                        cd

          Where:     a =  net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                     b =  expenses accrued for the period (net of reimbursements).
                     c =  the average daily number of units outstanding during the period.
                     d =  the maximum offering price per unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


             P (1 + T)n = ERV
             Where:        P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years
                           ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one,five, or ten-year period, at the end of the one, five, or ten-year period
                                   (or fractional portion thereof).


All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as [$30/$35,000, or 0.09% annually]. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the bonus credit is selected; (c) whether other optional riders are selected. Accordingly, Midland may disclose the following types of average annual total return:


     1. The contract is surrendered and has the bonus credit and all other optional riders;

     2. The contract is surrendered, but neither the bonus nor any other riders are selected;

     3. The contract is surrendered, the bonus is selected but no other riders are selected;

     4. The contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and

     5. The contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.


Midland may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such returns will be identical to the format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The returns, which assume the contract is kept in-force, will only be shown in conjunction with returns, which assume the contract is surrendered.

Standard--Example 1

             The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and all other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge.


-----------------------------------------------------------------------------------------------------------------------------

                                                                       Inception of the
                                                                           Investment
                                                                          Division to      1-Year Period       5-Year Period
Investment Division with Inception Date                                    12/21/2002   Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -38.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -39.54%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -34.97%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -32.28%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -15.50%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -27.54%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -26.67%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -22.64%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -18.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -26.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -36.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -45.35%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -15.94%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -22.76%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -15.15%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -16.07%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -23.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -23.06%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -27.39%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -37.17%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                    -2.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -28.73%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           3.53%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -16.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                   -4.71%

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -23.55%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -20.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -28.64%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -52.96%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -27.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             2.86%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -39.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -25.10%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -20.89%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                               -13.88%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -38.08%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -27.02%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -38.34%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -29.88%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                  10.81%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -47.76%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -39.56%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                  -5.91%

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    18.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                              20.34%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -28.81%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                  -11.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                       -0.43%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Standard--Example 2

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered, and no additional riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                 Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002       Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -39.57%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -40.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -36.13%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -42.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -16.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -28.83%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -27.96%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -24.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -19.61%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -29.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -39.01%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -47.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -17.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -24.13%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -16.64%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -17.55%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -24.67%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -24.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -28.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -38.29%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                    -4.52%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -30.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           1.74%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -17.77%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                   -6.06%

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -24.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -29.20%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -38.39%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -54.61%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -29.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                            -0.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -32.53%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -26.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -22.28%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                               -15.39%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -39.19%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -28.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -39.44%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -31.11%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                   5.12%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -39.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -32.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                  -7.26%

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    10.09%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                              -3.95%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -31.25%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                  -17.76%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                      -20.60%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Standard--Example 3

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered and the bonus rider is selected (but no other riders are selected).
The returns reflect the impact of any applicable contingent deferred sales charge.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002      Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -37.05%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -38.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -33.49%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -39.41%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -13.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -25.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -25.01%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -20.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -16.34%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -25.02%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -35.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -44.10%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -14.05%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -21.03%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -13.26%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -14.21%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -21.59%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -21.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -25.73%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -35.73%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                    -0.68%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -27.12%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           5.81%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -14.45%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                   -2.66%

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -21.85%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -25.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -34.93%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -51.89%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -25.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             3.71%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -29.63%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -23.41%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -19.12%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                               -11.96%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -36.68%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -25.39%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -36.92%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -28.28%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                   9.51%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -36.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -29.73%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                  -3.86%

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    14.68%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                              22.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -27.21%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                  -13.19%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                        1.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Non-Standard--Example 4

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is not surrendered at the end of the time period shown, and all other optional riders were selected, except for the bonus credit rider.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                 Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002      Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -34.29%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -44.83%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -30.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -36.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -11.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -23.68%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -22.83%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -18.91%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -14.58%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -22.20%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -32.25%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -40.67%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -12.41%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -19.04%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -11.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -12.55%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -19.57%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -19.33%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -23.51%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -33.04%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                     0.29%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -24.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           6.47%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -12.77%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                   -1.81%

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -19.81%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -22.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -32.13%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -48.23%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -22.79%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             4.87%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -26.94%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -21.30%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -17.22%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                               -10.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -33.93%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -23.18%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -34.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -25.94%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                  10.40%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -33.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -27.03%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                  -3.01%

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    15.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                              36.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -24.33%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                  -11.28%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                       14.40%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Non-Standard--Example 5

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is not surrendered at the end of the time period shown, and no other optional riders were selected.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002      Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -32.93%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -33.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -29.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -34.65%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -10.17%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -22.10%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -21.22%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -17.23%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -12.81%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -20.58%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -30.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -39.43%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -10.60%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -17.36%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                       -9.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -10.73%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -17.91%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -17.65%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -21.93%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -31.64%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                     2.38%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -23.28%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           8.68%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -10.96%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                    0.24%

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -18.14%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -20.63%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -30.20%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -47.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -21.17%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             6.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -25.83%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -19.67%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -15.50%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                                -8.56%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -32.55%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -21.59%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -32.80%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -24.40%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                  12.07%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -32.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -25.92%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                  -0.96%

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    17.08%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                              39.61%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -22.76%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                   -8.77%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                       16.74%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.


Cumulative Total Returns

          Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

     CTR  = [ERV/P] - 1

     Where: CTR = the cumulative total return net of investment division recurring charges for the period.

     ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

     P    = an assumed initial payment of $1,000


             The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.


             Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.


Cumulative--Example 1

The following is the cumulative total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and all other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002       Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -35.78%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -36.81%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -32.47%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -29.93%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -14.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -25.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -24.65%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -20.88%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -16.71%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -18.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -26.45%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -33.23%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -14.65%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -20.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -13.92%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -14.77%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -21.51%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -21.27%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -25.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -34.56%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                    -2.58%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -26.58%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           3.22%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -15.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                      N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -21.73%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -19.34%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -26.50%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -39.60%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -19.15%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             1.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -28.50%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -23.18%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -19.25%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                               -12.74%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -35.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -24.98%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -35.67%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -27.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                   7.10%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -35.21%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -28.58%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                     N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    11.70%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                               3.09%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -20.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                  -10.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                       -0.07%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Cumulative--Example 2

The following is the cumulative total return information for the Investment
Divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and no optional riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002      Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -36.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -37.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -33.57%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -31.05%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -15.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -26.68%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -25.86%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -22.15%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -18.06%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -20.58%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -28.15%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -34.78%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -16.02%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -22.27%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -15.30%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -16.14%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -22.78%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -22.54%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -26.52%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -35.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                    -4.13%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -27.78%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           1.59%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -16.35%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                      N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -22.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -20.61%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -27.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -41.02%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -21.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                            -0.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -30.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -24.41%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -20.54%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                               -14.14%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -36.48%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -26.20%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -36.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -28.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                   4.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -36.74%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -30.25%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                     N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                     9.17%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                              -0.66%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -22.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                  -12.25%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                       -3.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Cumulative--Example 3

The following is the cumulative total return information for the Investment
Divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and the bonus credit rider is selected (but no other optional riders are selected). The returns reflect the impact of any applicable contingent deferred sales charge.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                 Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002       Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -34.44%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -35.50%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -31.07%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -28.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -12.50%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -23.93%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -23.09%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -19.26%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -15.02%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -17.51%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -25.35%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -32.21%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -12.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -19.38%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -12.17%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -13.05%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -19.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -19.65%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -23.77%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -33.19%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                    -0.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -25.07%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           5.29%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -13.27%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                      N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -20.14%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -17.67%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -24.97%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -38.68%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -17.95%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             3.38%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -27.43%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -21.60%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -17.60%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                               -10.97%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -34.09%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -23.45%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -34.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -26.16%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                   8.64%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -34.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -27.52%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                     N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    13.31%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                               3.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -19.13%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                   -9.02%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                        0.28%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Cumulative--Example 4

The following is the cumulative total return information for the Investment
Divisions of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown, and all other optional riders were selected, except for the bonus credit rider. The contingent deferred sales charges are set to zero.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                 Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002        Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -31.83%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -32.81%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -28.62%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -26.15%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                  -11.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -21.85%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -21.06%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -17.41%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -13.39%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -15.45%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -22.92%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -29.46%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                -11.39%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -17.53%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                      -10.69%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                    -11.52%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -18.02%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -17.80%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -21.69%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -30.64%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                     0.26%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -22.93%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           5.89%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -11.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                      N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -18.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -15.91%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -22.82%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -35.60%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -15.88%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             4.43%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio(5/1/02)                   -24.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -19.63%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -15.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                                -9.55%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -31.49%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -21.38%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -31.70%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -23.96%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                   9.45%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -31.38%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -24.99%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                     N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    13.89%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                               5.29%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -17.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                   -7.69%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                        2.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.

Cumulative--Example 5

The following is the cumulative total return information for the Investment
Divisions of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown, and no optional riders were selected. The contingent deferred sales charges are set to zero.


-----------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                 Inception of the      1-Year Period       5-Year Period
                                                                           Investment
                                                                          Division to
                                                                           12/21/2002        Ended 12/31/2002    Ended 12/31/2002

-----------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (2/1/02)                                      -30.54%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (2/1/02)                            -31.54%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (2/1/02)                               -27.27%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio(2/1/02)                         -24.75%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Balanced Portfolio  (2/1/02)                                   -9.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Capital Appreciation Portfolio (2/1/02)                       -20.38%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Income & Growth Portfolio(2/1/02)                             -19.56%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP International Portfolio(2/1/02)                               -15.85%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Amer Century VP Value Portfolio (2/1/02)                                      -11.76%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/02)                                   -14.28%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (5/1/02)                           -21.85%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (5/1/02)                         -28.48%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio  (2/1/02)                                 -9.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio(2/1/02)                          -15.97%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (2/1/02)                                       -9.00%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (2/1/02)                                     -9.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (2/1/02)                                 -16.48%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (2/1/02)                               -16.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio(2/1/02)                           -20.22%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (2/1/02)                                        -29.32%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (2/1/02)                                     2.17%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (2/1/02)                                     -21.48%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (2/1/02)                           7.89%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (2/1/02)                                        -10.05%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (2/1/02)                                      N/A

-----------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (2/1/02)                                      -16.69%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (2/1/02)                                  -14.31%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (2/1/02)                                     -21.36%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/1/02)                                          -34.72%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (5/1/02)                                           -14.70%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (5/1/02)                             5.88%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (5/1/02)                  -23.86%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Portfolio (2/1/02)                             -18.11%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Portfolio (2/1/02)                               -14.24%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Portfolio (2/1/02)                                -7.84%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series (2/1/02)                                       -30.18%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series (2/1/02)                                       -19.90%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series (2/1/02)                                         -30.42%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series (2/1/02)                                              -22.52%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/1/02)                                                  10.96%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/1/02)                                                   -30.44%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/1/02)                                                    -23.95%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund (5/1/02)                                     N/A

-----------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (5/1/02)                                                    15.47%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond (11/01/02)                                               5.64%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (5/1/02)                              -15.86%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund  (2/1/02)                                   -5.95%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate (11/01/02)                                        2.58%                N/A                 N/A

-----------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not been included in Midland National Life Separate
Account C for the time period shown.


Adjusted Historical Performance Data


Midland may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows.
First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month.
Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as [$30/$35,000, or 0.09% annually]. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

Adjusted Historical--Standard--Example 1

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and all other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                    Inception of the      10 Year Period       5 Year Period
                                                                             Portfolio to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                          8.46%               5.52%              -3.89%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              10.34%                 N/A              -0.57%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                   9.20%                 N/A               0.50%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                           4.98%              -2.13%             -12.89%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        3.56%               2.75%              -2.23%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                          2.64%              -0.68%              -3.94%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                               -27.83%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                -24.30%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                        -10.69%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                     -22.77%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              3.54%               2.21%              -4.32%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            1.04%                 N/A              -3.38%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -8.70%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                         -15.15%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -7.94%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                    -12.42%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -8.22%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                -13.28%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                           -21.79%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                         -23.91%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                    -14.56%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                      -18.27%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            7.00%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                           2.89%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                     -4.71%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                       -23.47%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                    -1.19%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        3.46%                 N/A               1.43%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -6.51%                 N/A             -10.37%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               0.27%                 N/A              -7.12%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               4.54%                 N/A               2.76%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      4.05%                 N/A              -6.57%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                    7.70%               6.58%              -0.69%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                     -24.00%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                     -16.10%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                        -37.31%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                        -18.31%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                          -21.10%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                               -25.23%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                   30.29%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -7.69%                 N/A             -12.88%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -3.69%                 N/A              -5.82%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                   -5.91%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -3.47%                 N/A              -1.29%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              2.02%               1.29%               0.29%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -5.62%                 N/A             -10.00%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                      -0.61%               1.52%              -8.00%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      1.00%                 N/A              -3.08%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Standard--Example 2

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and no optional riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                    Inception of the      10 Year Period       5 Year Period
                                                                             Portfolio to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         10.87%               8.04%              -1.88%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              12.35%                 N/A               1.49%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  11.36%                 N/A               2.57%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                           7.35%               0.23%             -11.00%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        5.76%               5.20%              -0.20%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                          4.99%               1.70%              -1.93%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                               -33.90%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                -26.25%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                        -13.02%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                     -29.27%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              5.73%               4.65%              -2.31%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            2.87%                 N/A              -1.37%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -8.38%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                         -14.81%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -7.62%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                    -12.09%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -7.90%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                -12.94%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                           -21.43%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                         -23.55%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                    -14.22%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                      -17.92%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            7.29%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                           3.20%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                     -6.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                       -23.11%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                    -0.63%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        4.99%                 N/A               3.52%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -5.05%                 N/A              -8.42%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               2.10%                 N/A              -5.15%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               6.44%                 N/A               4.86%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      5.94%                 N/A              -4.59%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   10.06%               9.12%               1.37%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                     -24.00%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                     -16.09%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                        -37.12%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                        -18.24%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                          -21.01%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                               -25.12%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                   27.85%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -6.26%                 N/A             -10.99%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -2.22%                 N/A              -3.82%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                   -7.26%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -2.69%                 N/A              -0.01%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              4.26%               3.71%               2.35%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -3.98%                 N/A              -8.06%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       1.59%               3.95%              -6.05%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      2.44%                 N/A              -1.07%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Standard--Example 3

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and the bonus credit rider is selected (but no other optional riders are selected). The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                    Inception of the      10 Year Period       5 Year Period
                                                                             Portfolio to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         10.81%               7.80%              -1.71%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              12.75%                 N/A               1.67%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  11.57%                 N/A               2.75%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                           7.27%               0.00%             -10.85%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        5.81%               4.96%              -0.03%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                          4.88%               1.47%              -1.76%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                               -25.88%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                -22.31%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                         -8.41%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                     -20.71%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              5.80%               4.42%              -2.15%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            3.26%                 N/A              -1.20%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -6.49%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                         -13.05%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -5.72%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                    -10.27%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -6.00%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                -11.14%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                           -19.80%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                         -21.95%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                    -12.45%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                      -16.21%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            9.50%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                           5.32%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                     -2.66%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                       -21.50%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                     1.15%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        5.80%                 N/A               3.70%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -4.33%                 N/A              -8.27%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               2.46%                 N/A              -4.99%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               6.82%                 N/A               5.04%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      6.32%                 N/A              -4.43%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   10.04%               8.88%               1.54%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                     -24.00%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                     -16.09%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                        -35.58%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                        -16.28%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                          -19.11%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                               -23.32%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                   33.44%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -5.55%                 N/A             -10.84%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -1.48%                 N/A              -3.66%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                   -3.86%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -1.78%                 N/A               0.33%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              4.23%               3.48%               2.53%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -3.52%                 N/A              -7.91%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       1.56%               3.72%              -5.89%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      3.26%                 N/A              -0.90%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Non-Standard--Example 4

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown, and all other optional riders were selected, except for the bonus credit rider. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                    Inception of the      10 Year Period       5 Year Period
                                                                             Portfolio to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                          8.53%               5.77%              -3.20%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                               9.95%                 N/A               0.01%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                   9.01%                 N/A               1.04%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                           5.08%              -1.89%             -11.80%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        3.52%               2.99%              -1.60%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                          2.76%              -0.45%              -3.25%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                               -27.32%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                -23.03%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                        -10.37%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                     -22.61%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              3.49%               2.45%              -3.62%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            0.67%                 N/A              -2.72%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -8.33%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                         -14.33%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -7.62%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                    -11.80%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -7.88%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                -12.59%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                           -20.42%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                         -22.35%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                    -13.78%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                      -17.20%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            6.49%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                           2.59%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                     -1.81%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                       -21.95%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                    -1.47%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        3.10%                 N/A               1.95%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -6.53%                 N/A              -9.41%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                              -0.07%                 N/A              -6.31%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               4.18%                 N/A               3.24%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      3.69%                 N/A              -5.78%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                    7.74%               6.83%              -0.11%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                     -15.09%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                      12.22%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                        -34.48%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                        -17.35%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                          -19.91%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                               -23.69%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                   28.23%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -7.67%                 N/A             -11.79%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -3.82%                 N/A              -5.06%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                   -3.01%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -3.77%                 N/A              -0.87%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              2.06%               1.53%               0.83%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -6.06%                 N/A              -9.06%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                      -0.56%               1.76%              -7.16%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      0.69%                 N/A              -2.43%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Non-Standard--Example 5

The following is the average annual total return information for the investment divisions of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown, and no optional riders were selected. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                    Inception of the      10 Year Period       5 Year Period
                                                                             Portfolio to
                                                                               12/21/2002       Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         10.87%               8.04%              -1.11%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              12.35%                 N/A               2.16%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  11.36%                 N/A               3.22%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                           7.35%               0.23%              -9.88%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        5.76%               5.20%               0.52%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                          4.99%               1.70%              -1.16%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                               -25.52%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                -21.19%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                         -8.26%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                     -20.70%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              5.73%               4.65%              -1.54%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            2.87%                 N/A              -0.62%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -6.27%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                         -12.39%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -5.54%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -9.81%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -5.81%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                -10.61%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                           -18.61%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                         -20.58%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                    -11.83%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                      -15.32%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            8.85%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                           4.88%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                      0.24%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                       -20.17%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                     0.74%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        5.37%                 N/A               4.14%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -4.45%                 N/A              -7.42%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               2.10%                 N/A              -4.28%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               6.44%                 N/A               5.45%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      5.94%                 N/A              -3.74%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   10.06%               9.12%               2.04%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                     -15.05%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                      12.28%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                        -32.97%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                        -15.49%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                          -18.10%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                               -21.96%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                   31.19%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -5.63%                 N/A              -9.87%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -1.70%                 N/A              -3.00%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                   -0.96%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -2.15%                 N/A               0.70%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              4.26%               3.71%               3.00%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -3.98%                 N/A              -7.08%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       1.59%               3.95%              -5.14%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      2.87%                 N/A              -0.33%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Cumulative--Example 1

The following is the cumulative total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and it has the bonus credit and all other optional riders. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                     Inception of the     10 Year Period       5 Year Period
                                                                              Portfolio to
                                                                                12/21/2002      Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         211.31%             71.14%             -17.99%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              118.36%                N/A              -2.82%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  134.18%                N/A               2.53%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                          100.22%            -19.37%             -49.84%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        50.45%             31.17%             -10.66%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                          48.30%             -6.60%             -18.21%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                                -19.59%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                 -31.86%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                         -14.45%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                      -15.86%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              49.03%             24.43%             -19.81%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                             8.41%                N/A             -15.80%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -23.69%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -38.61%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -21.78%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -32.55%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -22.49%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -34.50%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                            -51.80%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                          -55.58%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                     -37.33%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -45.07%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            22.25%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                            8.83%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                         N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                        -54.81%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                     -3.85%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        21.04%                N/A               7.36%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -31.48%                N/A             -42.15%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                                2.18%                N/A             -30.88%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               42.63%                N/A              14.58%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      37.37%                N/A             -28.81%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   163.53%             89.13%              -3.40%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                      -59.53%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                      -43.93%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                         -71.24%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                         -41.71%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                           -46.87%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                                -53.97%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                    53.26%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -36.40%                N/A             -49.81%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -19.15%                N/A             -25.90%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                       N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -17.83%                N/A              -6.29%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              30.57%             13.68%               1.46%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -33.42%                N/A             -40.95%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       -7.84%             16.28%             -34.09%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                       5.65%                N/A             -14.48%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Cumulative--Example 2

The following is the cumulative total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and no optional riders were selected. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                     Inception of the     10 Year Period       5 Year Period
                                                                              Portfolio to
                                                                                12/21/2002      Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         323.31%            116.69%              -9.05%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              152.00%                N/A               7.68%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  183.01%                N/A              13.53%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                          175.43%              2.32%             -44.16%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        92.31%             66.02%              -1.00%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                         108.85%             18.36%              -9.28%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                                -24.18%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                 -34.27%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                         -17.52%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                      -20.67%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              89.46%             57.54%             -11.03%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            24.71%                N/A              -6.66%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -22.89%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -37.88%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -20.97%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -31.80%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -21.68%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -33.74%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                            -51.14%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                          -54.95%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                     -36.59%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -44.37%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            23.24%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                            9.81%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                         N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                        -54.18%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                     -2.05%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        31.44%                N/A              18.88%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -25.25%                N/A             -35.58%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               18.08%                N/A             -23.23%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               64.73%                N/A              26.78%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      58.64%                N/A             -20.94%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   249.79%            139.36%               7.04%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                      -59.53%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                      -43.91%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                         -71.00%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                         -41.57%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                           -46.71%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                                -53.79%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                    48.66%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -30.62%                N/A             -44.13%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -11.92%                N/A             -17.70%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                       N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -14.07%                N/A              -0.05%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              74.46%             43.95%              12.32%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -24.85%                N/A             -34.31%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       23.42%             47.31%             -26.80%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      14.25%                N/A              -5.24%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Cumulative--Example 3

The following is the cumulative total return information for the investment divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown, and the bonus credit rider is selected (but no other optional riders are selected). The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                     Inception of the     10 Year Period       5 Year Period
                                                                              Portfolio to
                                                                                12/21/2002      Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         320.12%            111.93%              -8.26%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              159.21%                N/A               8.63%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  188.21%                N/A              14.53%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                          172.51%              0.00%             -43.69%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        93.37%             62.27%              -0.15%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                         105.56%             15.71%              -8.50%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                                -18.14%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                 -29.38%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                         -11.42%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                      -14.37%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              90.90%             54.11%             -10.30%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            28.44%                N/A              -5.86%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -18.07%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -33.99%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -16.05%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -27.52%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -16.79%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -29.59%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                            -48.07%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                          -52.10%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                     -32.62%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -40.86%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            30.93%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                           16.64%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                         N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                        -51.27%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                      3.82%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        37.23%                N/A              19.92%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -22.01%                N/A             -35.05%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               21.45%                N/A             -22.58%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               69.49%                N/A              27.87%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      63.25%                N/A             -20.27%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   248.96%            134.14%               7.94%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                      -59.53%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                      -43.91%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                         -69.07%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                         -37.76%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                           -43.22%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                                -50.76%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                    59.28%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -27.59%                N/A             -43.66%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                        -8.09%                N/A             -17.01%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                       N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                      -9.51%                N/A               1.66%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              73.79%             40.79%              13.31%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -22.28%                N/A             -33.77%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       22.94%             44.09%             -26.18%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      19.40%                N/A              -4.42%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Cumulative--Example 4

The following is the cumulative total return information for the investment divisions of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown, and all other optional riders were selected, except for the bonus credit rider. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                     Inception of the     10 Year Period       5 Year Period
                                                                              Portfolio to
                                                                                12/21/2002      Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         214.13%             75.24%             -15.01%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              112.31%                N/A               0.05%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  130.27%                N/A               5.31%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                          102.96%            -17.37%             -46.62%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        49.77%             34.26%              -7.75%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                          50.95%             -4.41%             -15.23%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                                -19.21%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                 -30.28%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                         -14.03%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                      -15.75%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              48.20%             27.39%             -16.84%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                             5.35%                N/A             -12.88%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -22.76%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -36.83%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -20.97%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -31.13%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -21.63%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -32.94%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                            -49.25%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                          -52.82%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                     -35.62%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -42.91%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            20.53%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                            7.89%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                         N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                        -52.10%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                     -4.74%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        18.69%                N/A              10.14%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -31.56%                N/A             -38.99%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               -0.56%                N/A             -27.81%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               38.75%                N/A              17.28%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      33.61%                N/A             -25.75%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   164.81%             93.61%              -0.55%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                      -41.67%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                       46.23%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                         -67.64%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                         -39.86%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                           -44.70%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                                -51.40%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                    49.37%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -36.32%                N/A             -46.59%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                       -19.77%                N/A             -22.87%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                       N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -19.24%                N/A              -4.27%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              31.26%             16.40%               4.22%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -35.57%                N/A             -37.80%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       -7.22%             19.06%             -31.03%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                       3.87%                N/A             -11.57%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.

Adjusted Historical--Cumulative--Example 5

The following is the cumulative total return information for the investment divisions of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown, and no optional riders were selected. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions had been available to Separate Account C since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Inception Date                                     Inception of the     10 Year Period       5 Year Period
                                                                              Portfolio to
                                                                                12/21/2002      Ended 12/31/2002    Ended 12/31/2002

----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio (1/9/1989)                                         323.31%            116.69%              -5.43%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio (1/25/1995)                              152.00%                N/A              11.28%

----------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio (5/3/1993)                                  183.01%                N/A              17.17%

----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio (9/21/1988)                          175.43%              2.32%             -40.56%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund (5/1/1991)                                        92.31%             66.02%               2.63%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund (11/20/1987)                         108.85%             18.36%              -5.67%

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund (5/1/2002)                                -17.88%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund (8/15/2001)                                 -27.98%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund (8/14/2001)                                         -11.22%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio (5/1/2002)                                      -14.36%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              89.46%             57.54%              -7.47%

----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            24.71%                N/A              -3.06%

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -17.49%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -32.49%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio (1/12/2000)                                        -15.57%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -26.41%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio (1/12/2000)                                   -16.29%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -28.33%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                            -45.75%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio (1/12/2000)                                          -49.56%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio (1/12/2000)                                     -31.20%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -38.97%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            28.64%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio (1/12/2000)                                           15.20%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio (4/1/1982)                                         N/A

----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio (1/12/2000)                                        -48.78%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Financial Services Fund (9/21/1999)                                      2.45%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund (5/22/1997)                                        34.13%                N/A              22.49%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Technology Fund (5/21/1997)                                            -22.56%                N/A             -31.99%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund (1/3/1995)                                               18.08%                N/A             -19.64%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               64.73%                N/A              30.39%

----------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      58.64%                N/A             -17.35%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Growth & Income Fund (12/11/1989)                                   249.79%            139.36%              10.62%

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC International Fund (9/15/1999)                                      -41.58%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                       46.48%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Emerging Growth Series (5/1/2000)                                         -65.61%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Investors Trust Series (5/1/2000)                                         -36.18%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT New Discovery Series (5/1/2000)                                           -41.31%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

MFS(R)VIT Research Series (5/1/2000)                                                -48.40%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Arktos Fund (5/21/2001)                                                    54.97%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund (5/7/1997)                                                      -27.94%                N/A             -40.52%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT OTC Fund (5/7/1997)                                                        -9.24%                N/A             -14.13%

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Govt Money Market Fund  (5/7/1999)                                       N/A

----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Ursa Fund (6/10/1997)                                                     -11.39%                N/A               3.55%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund (9/1/1989)                                              74.46%             43.95%              15.93%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund (12/21/1995)                               -24.85%                N/A             -30.73%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       23.42%             47.31%             -23.19%

----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund (6/23/1997)                                      16.93%                N/A              -1.64%

----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the investment division had not commenced for the time period shown.


                               FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)


Midland accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 premiums and non-Section 1035 premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws.


Required Distributions


In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


Non-Natural Person


If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.


There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.


Diversification Requirements


The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control


In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.


Taxation of Qualified Contracts


The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.


Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.


Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACT


Sammons Securities Company, LLC, the principal underwriter of the contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Sammons Securities Company, LLC is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent-company of Midland National Life. The address for Sammons Securities Company, LLC is as follows: 4261 Park Road, Ann Arbor, Michigan 48103.

The contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with Sammons Securities Company, LLC. The offering of the contracts is continuous and Sammons Securities Company, LLC does not anticipate discontinuing the offering of the contracts. However, Sammons Securities Company, LLC does reserve the right to discontinue the offering of the contracts. Midland will pay an underwriting commission to Sammons Securities Company, LLC equal to 7.75% of all National Advantage Variable Annuity premiums.

The following table shows the aggregate dollar amount of underwriting commissions paid during the last three years.

       Year               Underwriting
                          Commissions

       2002                 $300,777



                          SAFEKEEPING OF ACCOUNT ASSETS


Title to assets of the Separate Account is held by Midland. The assets are held separate and apart from our fixed account assets. Records are maintained of all Premiums and redemptions of fund shares held by each of the investment divisions.


                                STATE REGULATION


Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.


                               RECORDS AND REPORTS


All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

                                     EXPERTS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                           PricewaterhouseCoopers LLP


                         Suite 1300, 650 Third Avenue S.


                           Minneapolis, MN 55402-4333

                                OTHER INFORMATION


A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                              FINANCIAL STATEMENTS


The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life
Insurance Company
Separate Account C

Report on Audited Financial Statements at and for the Years Ended December 31, 2002
and 2001

Midland National Life Insurance Company
Separate Account C
Index to Financial Statements

--------------------------------------------------------------------------------


                                                                    Page(s)

Report of Independent Accountants                                      1

Statement of Portfolios                                              2-48

Notes to Financial Statements                                        49-66

                            Report of Independent Accountants

The Board of Directors and Stockholder Midland National Life Insurance Company and Policyholders of Separate Account C:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Berger IPT Funds, the Calvert Variable Series, Inc., the INVESCO Variable Investment Funds, Inc., the LEVCO Series Trust, the J.P. Series Trust II, the Rydex Variable Trust, and the Van Eck Worldwide Insurance Trust) at December 31, 2002, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

March 11, 2003

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                  Statement of Operations
            At December 31, 2002                                    For the year ended December 31, 2002

ASSETS:                                                           INVESTMENT INCOME:
    Investment in Portfolios, at net asset                          Dividend income                              $  2,663,043
        value (cost $215,419,908)                $157,314,997       Capital gains distributions                       736,566
                                                                                                             -----------------

LIABILITIES                                                 -                                                       3,399,609
                                              ----------------
                                                                    Expenses:
NET ASSETS                                       $157,314,997         Administrative expense                          271,082
                                              ----------------
                                                                      Mortality and expense risk                    2,305,287
Number of units outstanding                        11,772,940         Contract maintenance charge                     252,657
                                              ----------------                                               -----------------

                                                                        Net investment income                         570,583

                                                                  REALIZED AND UNREALIZED GAINS
                                                                      (LOSSES) ON INVESTMENTS:
                                                                    Net realized losses on investments            (24,250,008)
                                                                    Net unrealized depreciation on
                                                                        investments                               (14,840,989)
                                                                                                             -----------------

                                                                  Net decrease in net assets resulting from
                                                                      operations                                $ (38,520,414)
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets

                                           For the years ended December 31, 2002 and 2001

                                                                                                2002               2001

Net assets at beginning of year                                                               $211,587,198       $245,574,128

Net decrease in net assets resulting from operations                                           (38,520,414)       (33,304,164)

Capital shares transactions:
    Net premiums                                                                                28,787,242         28,304,383
    Transfers of policy loans                                                                      104,551            (23,164)
    Transfers of surrenders                                                                    (29,188,243)       (18,822,895)
    Transfers of death benefits                                                                 (1,341,316)        (1,283,034)
    Transfers of other terminations                                                             (6,051,540)        (4,713,408)
    Interfund and net transfers to general account                                              (8,062,481)        (4,144,648)
                                                                                          -----------------  -----------------

      Net decrease in net assets from capital share transactions                               (15,751,787)          (682,766)
                                                                                          -----------------  -----------------

Total decrease in net assets                                                                   (54,272,201)       (33,986,930)
                                                                                          -----------------  -----------------

Net assets at end of year                                                                     $157,314,997       $211,587,198
                                                                                          -----------------  -----------------
The accompanying notes are an integral part of the financial statements.


Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Money Market Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 11,925,557                              Dividend income                               $   233,916
        shares at net asset value of $1.00                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $11,925,557)               $ 11,925,557
                                                                                                                       233,916

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           19,567
NET ASSETS                                         $ 11,925,557        Mortality and expense risk                      178,183
                                               -----------------
                                                                       Contract maintenance charge                       8,896
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          27,270

0.95% Institutional          1,845     $10.05        $   18,544    REALIZED AND UNREALIZED GAINS
1.40% Institutional        775,847     $13.53        10,497,211        (LOSSES) ON INVESTMENTS:
1.55% Institutional        117,755     $10.00         1,177,551      Net realized gains on investments                       -
2.05% Institutional         23,342      $9.95           232,251      Net unrealized (depreciation)
                       ------------            -----------------
                                                                         appreciation on investments                         -
                                                                                                              -----------------
                           918,789                 $ 11,925,557
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                       operations                                   $   27,270
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 14,720,110       $ 11,227,632

Net increase in net assets resulting from operations                                                 27,270            371,973

Capital shares transactions:
    Net premiums                                                                                  4,912,690          4,098,163
    Transfers of policy loans                                                                        35,349            (51,740)
    Transfers of surrenders                                                                     (11,770,834)        (2,380,413)
    Transfers of death benefits                                                                    (190,723)          (114,910)
    Transfers of other terminations                                                              (1,594,077)          (649,362)
    Interfund and net transfers to general account                                                5,785,772          2,218,767
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                      (2,821,823)         3,120,505
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                          (2,794,553)         3,492,478
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,925,557       $ 14,720,110
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I High Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 512,743                                 Dividend income                               $   374,083
        shares at net asset value of $5.93                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $4,275,980)                $  3,040,364
                                                                                                                       374,083

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,798
NET ASSETS                                         $  3,040,364        Mortality and expense risk                       40,346
                                               -----------------
                                                                       Contract maintenance charge                       4,161
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         324,778

0.95% Institutional             10     $10.22         $     103    REALIZED AND UNREALIZED GAINS
1.40% Institutional        287,657     $10.50         3,020,398        (LOSSES) ON INVESTMENTS:
1.55% Institutional            426     $10.17             4,333      Net realized losses on investments               (910,463)
2.05% Institutional          1,535     $10.12            15,530      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                   629,266
                                                                                                              -----------------
                           289,628                 $  3,040,364
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                       operations                                   $   43,581
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                      For the years ended December 31, 2002 and 2001 and 2000

                                                                                                   2002               2001

Net assets at beginning of year                                                                $  3,624,840       $  4,481,899

Net increase (decrease) in net assets resulting from operations                                      43,581           (554,612)

Capital shares transactions:
    Net premiums                                                                                    132,702            173,420
    Transfers of policy loans                                                                        (1,246)            (7,194)
    Transfers of surrenders                                                                        (260,463)          (358,618)
    Transfers of death benefits                                                                     (11,290)           (24,144)
    Transfers of other terminations                                                                (140,111)           (96,246)
    Interfund and net transfers to general account                                                 (347,649)            10,335
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (628,057)          (302,447)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (584,476)          (857,059)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,040,364       $  3,624,840
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Equity-Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 913,191                                 Dividend income                               $   366,333
        shares at net asset value of $18.16                          Capital gains distributions                       498,620
                                                                                                              -----------------
        per share (cost $21,269,084)               $ 16,582,653
                                                                                                                       864,953

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           29,872
NET ASSETS                                         $ 16,582,653        Mortality and expense risk                      250,841
                                               -----------------
                                                                       Contract maintenance charge                      24,865
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         559,375

0.95% Institutional          1,379      $8.36        $   11,528    REALIZED AND UNREALIZED GAINS
1.40% Institutional        856,608     $19.24        16,481,147        (LOSSES) ON INVESTMENTS:
1.55% Institutional          9,255      $8.32            77,005      Net realized losses on investments               (976,497)
1.80% Institutional            551      $8.30             4,576      Net unrealized depreciation on
2.05% Institutional          1,014      $8.28             8,397          investments                                (3,652,637)
                       ------------            -----------------                                              -----------------

                           868,807                 $ 16,582,653    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                 $ (4,069,759)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                    2002               2001

Net assets at beginning of year                                                                $ 23,717,964       $ 27,330,870

Net decrease in net assets resulting from operations                                             (4,069,759)        (1,772,697)

Capital shares transactions:
    Net premiums                                                                                  1,004,736          2,099,281
    Transfers of policy loans                                                                        38,783             12,402
    Transfers of surrenders                                                                      (3,144,100)        (2,567,095)
    Transfers of death benefits                                                                     (26,795)          (173,362)
    Transfers of other terminations                                                                (510,899)          (554,322)
    Interfund and net transfers to general account                                                 (427,277)          (657,113)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (3,065,552)        (1,840,209)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (7,135,311)        (3,612,906)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 16,582,653       $ 23,717,964
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 916,279                                 Dividend income                                $   76,407
        shares at net asset value of $23.44                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $39,295,957)               $ 21,476,304
                                                                                                                        76,407

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           42,083
NET ASSETS                                         $ 21,476,304        Mortality and expense risk                      353,440
                                               -----------------
                                                                       Contract maintenance charge                      43,758
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (362,874)

0.95% Institutional          5,709      $7.08        $   40,423    REALIZED AND UNREALIZED GAINS
1.40% Institutional      1,276,045     $16.73        21,348,241        (LOSSES) ON INVESTMENTS:
1.55% Institutional         11,573      $7.04            81,475      Net realized losses on investments             (6,085,329)
2.05% Institutional            854      $7.00             5,976      Net unrealized depreciation on
2.40% Institutional             27      $6.98               189          investments                                (4,415,880)
                       ------------            -----------------                                              -----------------

                         1,294,208                 $ 21,476,304    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                $ (10,864,083)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 37,169,639       $ 53,620,470

Net decrease in net assets resulting from operations                                            (10,864,083)       (10,213,916)

Capital shares transactions:
    Net premiums                                                                                  1,886,969          3,580,937
    Transfers of policy loans                                                                        (6,198)            19,961
    Transfers of surrenders                                                                      (3,986,847)        (3,724,367)
    Transfers of death benefits                                                                    (199,511)          (156,143)
    Transfers of other terminations                                                                (652,282)          (785,613)
    Interfund and net transfers to general account                                               (1,871,383)        (5,171,690)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (4,829,252)        (6,236,915)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                    (15,693,335)       (16,450,831)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 21,476,304       $ 37,169,639
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Overseas Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 256,787                                 Dividend income                                $   29,177
        shares at net asset value of $10.98                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,253,244)                $  2,819,410
                                                                                                                        29,177

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            5,239
NET ASSETS                                         $  2,819,410        Mortality and expense risk                       45,081
                                               -----------------
                                                                       Contract maintenance charge                       5,700
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (26,843)

0.95% Institutional            458      $8.34        $    3,823    REALIZED AND UNREALIZED GAINS
1.40% Institutional        265,731     $10.55         2,803,461        (LOSSES) ON INVESTMENTS:
1.55% Institutional          1,392      $8.29            11,539      Net realized losses on investments             (2,113,933)
2.05% Institutional             71      $8.26               587      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                 1,650,746
                                                                                                              -----------------
                           267,652                 $  2,819,410
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (490,030)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,096,695       $  5,989,762

Net decrease in net assets resulting from operations                                               (490,030)        (1,324,357)

Capital shares transactions:
    Net premiums                                                                                  2,940,849            381,459
    Transfers of policy loans                                                                        (2,714)             1,150
    Transfers of surrenders                                                                        (370,568)          (433,482)
    Transfers of death benefits                                                                     (32,610)           (16,807)
    Transfers of other terminations                                                                 (57,466)           (71,272)
    Interfund and net transfers to general account                                               (3,264,746)          (429,758)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (787,255)          (568,710)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,277,285)        (1,893,067)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,819,410       $  4,096,695
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund I Midcap Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 190,988                                 Dividend income                                $   24,360
        shares at net asset value of $17.51                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,601,496)                $  3,343,861
                                                                                                                        24,360

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,898
NET ASSETS                                         $  3,343,861        Mortality and expense risk                       41,311
                                               -----------------
                                                                       Contract maintenance charge                       3,684
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (25,533)

0.95% Institutional            681      $9.00        $    6,133    REALIZED AND UNREALIZED GAINS
1.40% Institutional        388,523      $8.48         3,294,678        (LOSSES) ON INVESTMENTS:
1.55% Institutional          2,176      $8.95            19,473      Net realized losses on investments                (66,842)
2.05% Institutional          2,646      $8.91            23,577      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (359,785)
                                                                                                              -----------------
                           394,026                 $  3,343,861
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (452,160)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  2,613,794       $  1,230,175

Net decrease in net assets resulting from operations                                               (452,160)           (14,505)

Capital shares transactions:
    Net premiums                                                                                    730,904          1,065,723
    Transfers of policy loans                                                                        (8,403)                 -
    Transfers of surrenders                                                                        (185,531)            (6,330)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                 (61,399)           (39,597)
    Interfund and net transfers to general account                                                  706,656            378,328
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,182,227          1,398,124
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        730,067          1,383,619
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,343,861       $  2,613,794
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Asset Manager Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 462,413                                 Dividend income                               $   270,070
        shares at net asset value of $12.75                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $7,311,460)                $  5,895,389
                                                                                                                       270,070

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            9,918
NET ASSETS                                         $  5,895,389        Mortality and expense risk                       83,271
                                               -----------------
                                                                       Contract maintenance charge                       7,723
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         169,158

0.95% Institutional             27      $9.04         $     242    REALIZED AND UNREALIZED GAINS
1.40% Institutional        389,232     $15.07         5,865,720        (LOSSES) ON INVESTMENTS:
1.55% Institutional          3,273      $8.91            29,427      Net realized losses on investments               (492,651)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                           392,532                 $  5,895,389          investments                                  (437,281)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (760,774)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  7,420,666       $  9,276,571

Net decrease in net assets resulting from operations                                               (760,774)          (470,888)

Capital shares transactions:
    Net premiums                                                                                    416,018            572,374
    Transfers of policy loans                                                                        (8,249)             5,016
    Transfers of surrenders                                                                        (506,724)        (1,443,689)
    Transfers of death benefits                                                                     (29,285)          (143,739)
    Transfers of other terminations                                                                (307,582)          (208,298)
    Interfund and net transfers to general account                                                 (328,681)          (166,681)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (764,503)        (1,385,017)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,525,277)        (1,855,905)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,895,389       $  7,420,666
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 658,159                                 Dividend income                               $   272,315
        shares at net asset value of $13.70                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $8,403,499)                $  9,016,171
                                                                                                                       272,315

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           11,553
NET ASSETS                                         $  9,016,171        Mortality and expense risk                       97,101
                                               -----------------
                                                                       Contract maintenance charge                       7,001
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         156,660

0.95% Institutional          2,854     $10.80        $   30,825    REALIZED AND UNREALIZED GAINS
1.20% Institutional            283     $10.77             3,052        (LOSSES) ON INVESTMENTS:
1.40% Institutional        555,464     $16.12         8,954,083      Net realized gains on investments                 216,775
1.55% Institutional          1,414     $10.74            15,191      Net unrealized appreciation on
2.05% Institutional          1,218     $10.69            13,020          investments                                   287,525
                       ------------            -----------------                                              -----------------

                           561,233                 $  9,016,171    Net increase in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $   660,960
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  7,115,071       $  4,721,249

Net increase in net assets resulting from operations                                                660,960            360,802

Capital shares transactions:
    Net premiums                                                                                  1,075,366            897,015
    Transfers of policy loans                                                                        (9,381)            (9,050)
    Transfers of surrenders                                                                      (1,011,378)          (381,729)
    Transfers of death benefits                                                                     (64,046)           (89,644)
    Transfers of other terminations                                                                (208,455)          (130,295)
    Interfund and net transfers to general account                                                1,458,034          1,746,723
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,240,140          2,033,020
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,901,100          2,393,822
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,016,171       $  7,115,071
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Index 500 Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 206,981                                 Dividend income                               $   356,351
        shares at net asset value of $99.92                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $30,874,096)               $ 20,680,848
                                                                                                                       356,351

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           38,043
NET ASSETS                                         $ 20,680,848        Mortality and expense risk                      319,571
                                               -----------------
                                                                       Contract maintenance charge                      41,266
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (42,529)

0.95% Institutional          4,606      $7.86        $   36,201    REALIZED AND UNREALIZED GAINS
1.40% Institutional      1,062,884     $19.36        20,577,441        (LOSSES) ON INVESTMENTS:
1.55% Institutional          8,594      $7.82            67,206      Net realized losses on investments             (2,040,789)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                         1,076,084                 $ 20,680,848          investments                                (4,923,960)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (7,007,278)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 31,388,343       $ 41,228,375

Net decrease in net assets resulting from operations                                             (7,007,278)        (5,576,776)

Capital shares transactions:
    Net premiums                                                                                  1,245,501          2,316,634
    Transfers of policy loans                                                                        48,235              1,585
    Transfers of surrenders                                                                      (2,538,022)        (2,907,187)
    Transfers of death benefits                                                                    (151,265)          (207,561)
    Transfers of other terminations                                                                (592,298)          (566,755)
    Interfund and net transfers to general account                                               (1,712,368)        (2,899,972)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (3,700,217)        (4,263,256)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                    (10,707,495)        (9,840,032)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 20,680,848       $ 31,388,343
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Contrafund Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 813,469                                 Dividend income                               $   146,416
        shares at net asset value of $18.10                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $19,365,031)               $ 14,723,127
                                                                                                                       146,416

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                           25,423
NET ASSETS                                         $ 14,723,127        Mortality and expense risk                      213,507
                                               -----------------
                                                                       Contract maintenance charge                      28,240
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (120,754)

0.95% Institutional          1,090      $9.02        $    9,835    REALIZED AND UNREALIZED GAINS
1.40% Institutional        755,304     $19.39        14,645,345        (LOSSES) ON INVESTMENTS:
1.55% Institutional          6,964      $8.98            62,541      Net realized losses on investments             (1,278,850)
2.05% Institutional            605      $8.93             5,406      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (505,227)
                                                                                                              -----------------
                           763,963                 $ 14,723,127
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (1,904,831)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $ 18,536,195       $ 23,439,413

Net decrease in net assets resulting from operations                                             (1,904,831)        (3,236,583)

Capital shares transactions:
    Net premiums                                                                                    991,415          1,612,592
    Transfers of policy loans                                                                         6,442              4,372
    Transfers of surrenders                                                                      (1,606,391)        (1,335,590)
    Transfers of death benefits                                                                     (41,370)           (25,372)
    Transfers of other terminations                                                                (418,735)          (386,328)
    Interfund and net transfers to general account                                                 (839,598)        (1,536,309)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (1,908,237)        (1,666,635)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (3,813,068)        (4,903,218)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 14,723,127       $ 18,536,195
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 294,499                                 Dividend income                               $   111,735
        shares at net asset value of $10.33                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $4,374,746)                $  3,042,084
                                                                                                                       111,735

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            5,363
NET ASSETS                                         $  3,042,084        Mortality and expense risk                       45,046
                                               -----------------
                                                                       Contract maintenance charge                       5,711
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          55,615

1.40% Institutional        209,865     $14.46      $  3,034,641    REALIZED AND UNREALIZED GAINS
1.55% Institutional            325      $8.37             2,722        (LOSSES) ON INVESTMENTS:
2.05% Institutional            567      $8.33             4,721      Net realized losses on investments               (467,538)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                           210,757                 $  3,042,084          investments                                  (279,169)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (691,092)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,412,417       $  5,696,438

Net decrease in net assets resulting from operations                                               (691,092)          (512,931)

Capital shares transactions:
    Net premiums                                                                                    180,506            406,291
    Transfers of policy loans                                                                        10,180              3,736
    Transfers of surrenders                                                                        (435,187)          (641,196)
    Transfers of death benefits                                                                      (8,493)           (29,263)
    Transfers of other terminations                                                                 (99,670)          (114,692)
    Interfund and net transfers to general account                                                 (326,577)          (395,966)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (679,241)          (771,090)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,370,333)        (1,284,021)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,042,084       $  4,412,417
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund III Balanced Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 247,481                                 Dividend income                                $   96,232
        shares at net asset value of $12.16                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,562,725)                $  3,009,183
                                                                                                                        96,232

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,707
NET ASSETS                                         $  3,009,183        Mortality and expense risk                       39,616
                                               -----------------
                                                                       Contract maintenance charge                       3,757
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          48,152

0.95% Institutional             48      $9.11         $     440    REALIZED AND UNREALIZED GAINS
1.40% Institutional        264,709     $11.29         2,988,560        (LOSSES) ON INVESTMENTS:
1.55% Institutional            588      $9.06             5,325      Net realized losses on investments               (168,740)
2.05% Institutional          1,647      $9.02            14,858      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (213,055)
                                                                                                              -----------------
                           266,992                 $  3,009,183
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (333,643)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  3,384,321       $  3,558,438

Net decrease in net assets resulting from operations                                               (333,643)          (118,448)

Capital shares transactions:
    Net premiums                                                                                    219,448            332,197
    Transfers of policy loans                                                                        12,904              6,929
    Transfers of surrenders                                                                        (276,203)          (162,314)
    Transfers of death benefits                                                                     (15,711)           (94,378)
    Transfers of other terminations                                                                (177,534)           (92,069)
    Interfund and net transfers to general account                                                  195,601            (46,034)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (41,495)           (55,669)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (375,138)          (174,117)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,009,183       $  3,384,321
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund III Growth & Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 517,500                                 Dividend income                                $   91,924
        shares at net asset value of $10.86                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $7,693,982)                $  5,619,040
                                                                                                                        91,924

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            9,667
NET ASSETS                                         $  5,619,040        Mortality and expense risk                       81,477
                                               -----------------
                                                                       Contract maintenance charge                       9,571
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (8,791)

0.95% Institutional          1,519      $8.38        $   12,727    REALIZED AND UNREALIZED GAINS
1.40% Institutional        463,230     $11.95         5,535,597        (LOSSES) ON INVESTMENTS:
1.55% Institutional          5,864      $8.34            48,906      Net realized losses on investments               (673,169)
2.05% Institutional          2,628      $8.30            21,810      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (662,018)
                                                                                                              -----------------
                           473,241                 $  5,619,040
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (1,343,978)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  7,584,540       $  9,004,885

Net decrease in net assets resulting from operations                                             (1,343,978)          (947,185)

Capital shares transactions:
    Net premiums                                                                                    457,643            639,345
    Transfers of policy loans                                                                        20,734             (6,639)
    Transfers of surrenders                                                                        (480,598)          (349,339)
    Transfers of death benefits                                                                     (13,929)           (77,851)
    Transfers of other terminations                                                                (180,773)          (164,851)
    Interfund and net transfers to general account                                                 (424,599)          (513,825)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (621,522)          (473,160)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,965,500)        (1,420,345)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,619,040       $  7,584,540
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 252,976                                 Dividend income                                $   40,589
        shares at net asset value of $11.71                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $5,159,255)                $  2,962,205
                                                                                                                        40,589

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            5,334
NET ASSETS                                         $  2,962,205        Mortality and expense risk                       44,898
                                               -----------------
                                                                       Contract maintenance charge                       6,592
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (16,235)

0.95% Institutional          1,757      $7.99        $   14,035    REALIZED AND UNREALIZED GAINS
1.40% Institutional        356,259      $8.25         2,939,137        (LOSSES) ON INVESTMENTS:
1.55% Institutional              6      $7.94                51      Net realized losses on investments               (512,943)
2.05% Institutional          1,136      $7.91             8,982      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (427,358)
                                                                                                              -----------------
                           359,158                 $  2,962,205
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (956,536)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,396,210       $  6,127,285

Net decrease in net assets resulting from operations                                               (956,536)          (946,869)

Capital shares transactions:
    Net premiums                                                                                    127,593            208,939
    Transfers of policy loans                                                                        (7,272)             4,511
    Transfers of surrenders                                                                        (258,804)          (392,484)
    Transfers of death benefits                                                                     (13,692)           (36,143)
    Transfers of other terminations                                                                 (76,142)           (86,144)
    Interfund and net transfers to general account                                                 (249,152)          (482,885)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (477,469)          (784,206)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (1,434,005)        (1,731,075)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,962,205       $  4,396,210
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Balanced Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 195,319                                 Dividend income                                $   30,780
        shares at net asset value of $5.81                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,312,587)                $  1,134,803
                                                                                                                        30,780

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,732
NET ASSETS                                         $  1,134,803        Mortality and expense risk                       14,934
                                               -----------------
                                                                       Contract maintenance charge                       1,397
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          12,717

0.95% Institutional             11      $9.08         $      99    REALIZED AND UNREALIZED GAINS
1.40% Institutional         93,313     $11.50         1,073,094        (LOSSES) ON INVESTMENTS:
1.55% Institutional          2,384      $9.03            21,528      Net realized losses on investments                (72,562)
1.80% Institutional            684      $9.01             6,164      Net unrealized depreciation on
2.05% Institutional          3,773      $8.99            33,918          investments                                   (78,014)
                       ------------            -----------------                                              -----------------

                           100,165                 $  1,134,803    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $  (137,859)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,239,385       $  1,052,664

Net decrease in net assets resulting from operations                                               (137,859)           (51,858)

Capital shares transactions:
    Net premiums                                                                                    253,651            240,318
    Transfers of policy loans                                                                         1,312              1,352
    Transfers of surrenders                                                                        (104,303)           (24,947)
    Transfers of death benefits                                                                           -             (9,260)
    Transfers of other terminations                                                                 (47,240)           (31,050)
    Interfund and net transfers to general account                                                  (70,143)            62,166
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     33,277            238,579
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (104,582)           186,721
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,134,803       $  1,239,385
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Capital Appreciation Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 311,862                                 Dividend income                                 $       -
        shares at net asset value of $5.91                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,904,172)                $  1,843,106
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            3,358
NET ASSETS                                         $  1,843,106        Mortality and expense risk                       28,191
                                               -----------------
                                                                       Contract maintenance charge                       3,810
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (35,359)

0.95% Institutional             24      $7.97         $     192    REALIZED AND UNREALIZED GAINS
1.40% Institutional        175,126     $10.52         1,842,325        (LOSSES) ON INVESTMENTS:
2.05% Institutional             75      $7.89               589      Net realized losses on investments             (1,155,378)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                           175,225                 $  1,843,106          investments                                   618,004
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (572,733)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  2,787,480       $  4,195,597

Net decrease in net assets resulting from operations                                               (572,733)        (1,233,421)

Capital shares transactions:
    Net premiums                                                                                    161,585            512,698
    Transfers of policy loans                                                                        (7,772)            (2,848)
    Transfers of surrenders                                                                        (216,883)          (197,013)
    Transfers of death benefits                                                                     (21,711)            (3,081)
    Transfers of other terminations                                                                 (79,827)           (66,125)
    Interfund and net transfers to general account                                                 (207,033)          (418,327)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (371,641)          (174,696)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (944,374)        (1,408,117)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,843,106       $  2,787,480
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. International Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 421,306                                 Dividend income                                $   23,932
        shares at net asset value of $5.21                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,519,492)                $  2,194,937
                                                                                                                        23,932

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,217
NET ASSETS                                         $  2,194,937        Mortality and expense risk                       37,094
                                               -----------------
                                                                       Contract maintenance charge                       4,336
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (21,715)

0.95% Institutional            433      $8.42        $    3,643    REALIZED AND UNREALIZED GAINS
1.40% Institutional        232,003      $9.31         2,159,952        (LOSSES) ON INVESTMENTS:
1.55% Institutional          3,740      $8.38            31,342      Net realized losses on investments             (1,937,662)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                           236,176                 $  2,194,937          investments                                 1,525,053
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (434,324)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  3,058,129       $  4,755,934

Net decrease in net assets resulting from operations                                               (434,324)        (1,453,115)

Capital shares transactions:
    Net premiums                                                                                  3,067,282            522,731
    Transfers of policy loans                                                                           283               (920)
    Transfers of surrenders                                                                        (236,713)          (399,257)
    Transfers of death benefits                                                                     (20,159)            (7,081)
    Transfers of other terminations                                                                 (34,573)           (71,916)
    Interfund and net transfers to general account                                               (3,204,988)          (288,247)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                   (428,868)          (244,690)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (863,192)        (1,697,805)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,194,937       $  3,058,129
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Value Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 617,763                                 Dividend income                                $   36,770
        shares at net asset value of $6.12                           Capital gains distributions                       237,462
                                                                                                              -----------------
        per share (cost $4,210,290)                $  3,780,653
                                                                                                                       274,232

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            6,335
NET ASSETS                                         $  3,780,653        Mortality and expense risk                       53,388
                                               -----------------
                                                                       Contract maintenance charge                       5,121
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         209,388

0.95% Institutional          1,002      $8.83        $    8,848    REALIZED AND UNREALIZED GAINS
1.40% Institutional        270,607     $13.83         3,742,499        (LOSSES) ON INVESTMENTS:
1.55% Institutional            605      $8.79             5,322      Net realized gains on investments                  70,163
2.05% Institutional          2,722      $8.74            23,786      Net unrealized depreciation on
2.40% Institutional             23      $8.72               198          investments                                  (963,646)
                       ------------            -----------------                                              -----------------

                           274,959                 $  3,780,653    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $  (684,095)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,125,516       $  2,180,858

Net (decrease) increase in net assets resulting from operations                                    (684,095)           340,073

Capital shares transactions:
    Net premiums                                                                                    735,569            578,802
    Transfers of policy loans                                                                         2,588               (424)
    Transfers of surrenders                                                                        (293,719)          (136,703)
    Transfers of death benefits                                                                    (123,592)           (18,423)
    Transfers of other terminations                                                                (111,935)           (94,580)
    Interfund and net transfers to general account                                                  130,321          1,275,913
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share                                                 339,232          1,604,585
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (344,863)         1,944,658
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,780,653       $  4,125,516
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

American Century Variable Portfolios, Inc. Income and Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 263,678                                 Dividend income                                $   17,981
        shares at net asset value of $5.16                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,863,938)                $  1,360,528
                                                                                                                        17,981

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            2,389
NET ASSETS                                         $  1,360,528        Mortality and expense risk                       20,207
                                               -----------------
                                                                       Contract maintenance charge                       2,026
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (6,641)

0.95% Institutional            127      $8.05        $    1,021    REALIZED AND UNREALIZED GAINS
1.40% Institutional        152,965      $8.79         1,335,772        (LOSSES) ON INVESTMENTS:
1.55% Institutional              6      $8.01                51      Net realized losses on investments               (133,284)
2.05% Institutional          2,947      $7.97            23,489      Net unrealized depreciation on
2.40% Institutional             25      $7.95               195          investments                                  (233,982)
                       ------------            -----------------                                              -----------------

                           156,070                 $  1,360,528    Net decrease in net assets resulting from
                       ------------            -----------------
                                                                       operations                                  $  (373,907)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,864,235       $  2,051,090

Net decrease in net assets resulting from operations                                               (373,907)          (196,761)

Capital shares transactions:
    Net premiums                                                                                    140,875            268,073
    Transfers of policy loans                                                                          (892)           (10,135)
    Transfers of surrenders                                                                        (101,785)          (196,948)
    Transfers of death benefits                                                                      (1,362)            (6,323)
    Transfers of other terminations                                                                 (31,513)           (26,226)
    Interfund and net transfers to general account                                                 (135,123)           (18,535)
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                        (129,800)             9,906
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (503,707)          (186,855)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,360,528       $  1,864,235
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

Research Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 168,428                                 Dividend income                                $    5,796
        shares at net asset value of $10.78                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,126,051)                $  1,815,487
                                                                                                                         5,796

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            3,193
NET ASSETS                                         $  1,815,487        Mortality and expense risk                       26,953
                                               -----------------
                                                                       Contract maintenance charge                       2,774
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (27,124)

0.95% Institutional          1,259      $7.76        $    9,771    REALIZED AND UNREALIZED GAINS
1.40% Institutional        226,857      $7.81         1,771,755        (LOSSES) ON INVESTMENTS:
1.55% Institutional          3,591      $7.71            27,683      Net realized losses on investments               (376,741)
2.05% Institutional            817      $7.68             6,278      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (238,103)
                                                                                                              -----------------
                           232,524                 $  1,815,487
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (641,968)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  2,557,926       $  2,930,830

Net decrease in net assets resulting from operations                                               (641,968)          (742,890)

Capital shares transactions:
    Net premiums                                                                                    214,413            486,299
    Transfers of policy loans                                                                         2,996              2,301
    Transfers of surrenders                                                                        (139,773)           (89,139)
    Transfers of death benefits                                                                           -            (26,209)
    Transfers of other terminations                                                                 (87,992)           (53,119)
    Interfund and net transfers to general account                                                  (90,115)            49,853
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                        (100,471)           369,986
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                       (742,439)          (372,904)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,815,487       $  2,557,926
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

Emerging Growth Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 302,947                                 Dividend income                                 $       -
        shares at net asset value of $11.91                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $8,002,880)                $  3,607,932
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            7,291
NET ASSETS                                         $  3,607,932        Mortality and expense risk                       61,274
                                               -----------------
                                                                       Contract maintenance charge                       9,160
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (77,725)

0.95% Institutional             27      $6.99         $     188    REALIZED AND UNREALIZED GAINS
1.40% Institutional        480,042      $7.43         3,566,712        (LOSSES) ON INVESTMENTS:
1.55% Institutional          5,283      $6.95            36,716      Net realized losses on investments             (2,889,799)
2.05% Institutional            624      $6.92             4,316      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                   761,667
                                                                                                              -----------------
                           485,976                 $  3,607,932
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (2,205,857)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  6,963,943       $ 10,880,096

Net decrease in net assets resulting from operations                                             (2,205,857)        (3,840,240)

Capital shares transactions:
    Net premiums                                                                                    289,215          1,229,986
    Transfers of policy loans                                                                        (6,684)             1,822
    Transfers of surrenders                                                                        (368,883)          (260,549)
    Transfers of death benefits                                                                     (19,693)            (6,473)
    Transfers of other terminations                                                                (117,292)          (170,084)
    Interfund and net transfers to general account                                                 (926,817)          (870,615)
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (1,150,154)           (75,913)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (3,356,011)        (3,916,153)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,607,932       $  6,963,943
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

Investors Trust Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 59,772                                  Dividend income                                $    5,158
        shares at net asset value of $13.47                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,120,015)                 $   805,128
                                                                                                                         5,158

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,382
NET ASSETS                                          $   805,128        Mortality and expense risk                       11,595
                                               -----------------
                                                                       Contract maintenance charge                       1,159
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (8,978)

1.40% Institutional        104,291      $7.72       $   805,128    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                           104,291                  $   805,128      Net realized losses on investments               (102,149)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                                                                         investments                                  (124,876)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (236,003)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,107,132       $  1,051,267

Net decrease in net assets resulting from operations                                               (236,003)          (220,000)

Capital shares transactions:
    Net premiums                                                                                    100,712            231,261
    Transfers of policy loans                                                                             -                  -
    Transfers of surrenders                                                                        (107,572)           (18,413)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                 (23,900)           (32,708)
    Interfund and net transfers to general account                                                  (35,241)            95,725
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                         (66,001)           275,865
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (302,004)            55,865
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   805,128       $  1,107,132
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Massachusetts Financial Services Variable Insurance Trust

New Discovery Series Portfolio
------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 246,692                                 Dividend income                                 $       -
        shares at net asset value of $10.44                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,677,199)                $  2,575,428
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            4,651
NET ASSETS                                         $  2,575,428        Mortality and expense risk                       39,066
                                               -----------------
                                                                       Contract maintenance charge                       5,305
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (49,022)

0.95% Institutional            860      $6.97        $    5,993    REALIZED AND UNREALIZED GAINS
1.40% Institutional        190,894     $13.46         2,569,435        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments               (416,135)
                           191,754                 $  2,575,428      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (801,587)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                 $ (1,266,744)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  3,929,335       $  3,874,269

Net decrease in net assets resulting from operations                                             (1,266,744)          (316,840)

Capital shares transactions:
    Net premiums                                                                                    478,922            710,847
    Transfers of policy loans                                                                        (4,404)               607
    Transfers of surrenders                                                                        (149,471)          (187,486)
    Transfers of death benefits                                                                      (6,691)            (4,415)
    Transfers of other terminations                                                                 (87,326)           (60,054)
    Interfund and net transfers to general account                                                 (318,193)           (87,593)
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                         (87,163)           371,906
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                          (1,353,907)            55,066
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,575,428       $  3,929,335
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 196,797                                 Dividend income                                $   21,846
        shares at net asset value of $18.83                          Capital gains distributions                           484
                                                                                                              -----------------
        per share (cost $4,503,840)                $  3,705,477
                                                                                                                        22,330

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            6,079
NET ASSETS                                         $  3,705,477        Mortality and expense risk                       51,194
                                               -----------------
                                                                       Contract maintenance charge                       4,482
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (39,425)

0.95% Institutional            328      $8.20        $    2,689    REALIZED AND UNREALIZED GAINS
1.40% Institutional        327,521     $11.21         3,671,509        (LOSSES) ON INVESTMENTS:
2.05% Institutional          3,857      $8.11            31,279      Net realized losses on investments                (42,785)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                           331,706                 $  3,705,477          investments                                  (807,538)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (889,748)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,333,042       $  2,668,710

Net decrease in net assets resulting from operations                                               (889,748)          (269,406)

Capital shares transactions:
    Net premiums                                                                                    559,091          1,027,772
    Transfers of policy loans                                                                           371                  -
    Transfers of surrenders                                                                        (144,287)           (64,030)
    Transfers of death benefits                                                                        (919)                 -
    Transfers of other terminations                                                                (116,056)           (73,536)
    Interfund and net transfers to general account                                                  (36,017)         1,043,532
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    262,183          1,933,738
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (627,565)         1,664,332
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,705,477       $  4,333,042
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Lord Abbett Series Fund, Inc. VC MidCap Value Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 344,760                                 Dividend income                                $   27,208
        shares at net asset value of $13.86                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $5,128,768)                $  4,778,242
                                                                                                                        27,208

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            7,788
NET ASSETS                                         $  4,778,242        Mortality and expense risk                       65,470
                                               -----------------
                                                                       Contract maintenance charge                       6,216
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (52,266)

0.95% Institutional          1,970      $9.22        $   18,159    REALIZED AND UNREALIZED GAINS
1.40% Institutional        324,731     $14.64         4,754,056        (LOSSES) ON INVESTMENTS:
1.55% Institutional            636      $9.17             5,829      Net realized losses on investments                 (6,925)
2.40% Institutional             22      $9.10               198      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (689,232)
                                                                                                              -----------------
                           327,359                 $  4,778,242
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (748,423)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  4,708,859       $  1,898,823

Net (decrease) increase in net assets resulting from operations                                    (748,423)           251,546

Capital shares transactions:
    Net premiums                                                                                    867,149          1,023,101
    Transfers of policy loans                                                                         1,071                 50
    Transfers of surrenders                                                                        (306,177)          (152,537)
    Transfers of death benefits                                                                    (235,020)           (12,452)
    Transfers of other terminations                                                                (101,024)           (50,130)
    Interfund and net transfers to general account                                                  591,807          1,750,458
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    817,806          2,558,490
                                                                                            ----------------  -----------------

Total increase in net assets                                                                         69,383          2,810,036
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,778,242       $  4,708,859
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C

Lord Abbett Series Fund, Inc. VC International Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 32,674                                  Dividend income                                $    1,653
        shares at net asset value of $5.10                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $190,149)                   $   166,638
                                                                                                                         1,653

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                              253
NET ASSETS                                          $   166,638        Mortality and expense risk                        2,385
                                               -----------------
                                                                       Contract maintenance charge                         381
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (1,366)

1.40% Institutional         31,360      $5.31       $   166,522    REALIZED AND UNREALIZED GAINS
1.55% Institutional             14      $8.54               116        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments               (148,606)
                            31,374                  $   166,638      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                   113,913
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (36,059)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                 $   205,975        $   236,731

Net decrease in net assets resulting from operations                                                (36,059)           (70,204)

Capital shares transactions:
    Net premiums                                                                                     21,047             28,798
    Transfers of policy loans                                                                        (3,263)                (8)
    Transfers of surrenders                                                                          (1,125)            (2,332)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (8,897)            (2,308)
    Interfund and net transfers to general account                                                  (11,040)            15,298
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                          (3,278)            39,448
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                        (39,337)           (30,756)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   166,638        $   205,975
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 31,320                                  Dividend income                                 $     354
        shares at net asset value of $24.63                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,031,916)                 $   771,430
                                                                                                                           354

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,339
NET ASSETS                                          $   771,430        Mortality and expense risk                       11,433
                                               -----------------
                                                                       Contract maintenance charge                       1,132
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (13,550)

0.95% Institutional            248      $6.96        $    1,728    REALIZED AND UNREALIZED GAINS
1.40% Institutional        157,841      $4.66           735,537        (LOSSES) ON INVESTMENTS:
1.55% Institutional            857      $6.92             5,930      Net realized losses on investments               (314,350)
2.05% Institutional          4,098      $6.89            28,235      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                   (50,033)
                                                                                                              -----------------
                           163,044                  $   771,430
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (377,933)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,374,366        $   176,907

Net decrease in net assets resulting from operations                                               (377,933)          (256,157)

Capital shares transactions:
    Net premiums                                                                                    255,146            622,168
    Transfers of policy loans                                                                          (905)                 -
    Transfers of surrenders                                                                         (21,820)            (3,917)
    Transfers of death benefits                                                                     (46,437)                 -
    Transfers of other terminations                                                                 (23,027)            (6,707)
    Interfund and net transfers to general account                                                 (387,960)           842,072
                                                                                            ----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                        (225,003)         1,453,616
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (602,936)         1,197,459
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   771,430       $  1,374,366
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 75,166                                  Dividend income                                 $       -
        shares at net asset value of $12.45                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,251,658)                 $   935,814
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            1,500
NET ASSETS                                          $   935,814        Mortality and expense risk                       12,732
                                               -----------------
                                                                       Contract maintenance charge                       1,420
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (15,652)

0.95% Institutional            274      $7.28        $    1,992    REALIZED AND UNREALIZED GAINS
1.40% Institutional        164,675      $5.56           915,593        (LOSSES) ON INVESTMENTS:
1.55% Institutional            573      $7.24             4,145      Net realized losses on investments               (218,793)
2.05% Institutional          1,953      $7.21            14,084      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (144,642)
                                                                                                              -----------------
                           167,475                  $   935,814
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (379,087)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,183,607        $   249,753

Net decrease in net assets resulting from operations                                               (379,087)           (75,803)

Capital shares transactions:
    Net premiums                                                                                    372,827          1,107,165
    Transfers of policy loans                                                                        (4,084)                 -
    Transfers of surrenders                                                                         (85,286)            (1,202)
    Transfers of death benefits                                                                     (34,061)                 -
    Transfers of other terminations                                                                 (24,308)           (11,789)
    Interfund and net transfers to general account                                                  (93,794)           (84,517)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    131,294          1,009,657
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (247,793)           933,854
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   935,814       $  1,183,607
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 78,262                                  Dividend income                                 $     151
        shares at net asset value of $20.85                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,077,344)                $  1,631,790
                                                                                                                           151

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                            2,556
NET ASSETS                                         $  1,631,790        Mortality and expense risk                       21,550
                                               -----------------
                                                                       Contract maintenance charge                       2,601
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (26,556)

0.95% Institutional          2,729      $6.85        $   18,692    REALIZED AND UNREALIZED GAINS
1.40% Institutional        397,563      $4.05         1,610,129        (LOSSES) ON INVESTMENTS:
1.55% Institutional            409      $6.82             2,787      Net realized losses on investments               (385,088)
2.40% Institutional             27      $6.76               182      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                  (366,872)
                                                                                                              -----------------
                           400,728                 $  1,631,790
                       ------------            -----------------
                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (778,516)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                $  1,826,061        $   422,236

Net decrease in net assets resulting from operations                                               (778,516)          (173,247)

Capital shares transactions:
    Net premiums                                                                                    459,303          1,226,332
    Transfers of policy loans                                                                        (1,787)                 -
    Transfers of surrenders                                                                         (52,345)            (1,286)
    Transfers of death benefits                                                                     (32,951)                 -
    Transfers of other terminations                                                                 (66,291)           (15,833)
    Interfund and net transfers to general account                                                  278,316            367,859
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    584,245          1,577,072
                                                                                            ----------------  -----------------

Total (decrease) increase in net assets                                                            (194,271)         1,403,825
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,631,790       $  1,826,061
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 22,150                                  Dividend income                                 $       -
        shares at net asset value of $12.21                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $324,606)                   $   270,449
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                              360
NET ASSETS                                          $   270,449        Mortality and expense risk                        3,067
                                               -----------------
                                                                       Contract maintenance charge                         305
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (3,732)

0.95% Institutional          1,560      $7.53        $   11,746    REALIZED AND UNREALIZED GAINS
1.40% Institutional         63,581      $4.02           255,594        (LOSSES) ON INVESTMENTS:
1.55% Institutional            415      $7.49             3,109      Net realized losses on investments                (32,992)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                            65,556                  $   270,449          investments                                   (44,339)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (81,063)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                           For the years ended December 31, 2002 and 2001

                                                                                                 2002               2001

Net assets at beginning of year                                                                 $   141,402         $   14,901

Net decrease in net assets resulting from operations                                                (81,063)           (38,849)

Capital shares transactions:
    Net premiums                                                                                     99,109            103,662
    Transfers of policy loans                                                                        (4,091)                 -
    Transfers of surrenders                                                                         (15,649)            (3,303)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,184)            (1,399)
    Interfund and net transfers to general account                                                  133,925             66,390
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    210,110            165,350
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        129,047            126,501
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   270,449        $   141,402
                                                                                            ----------------  -----------------

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Large Cap Growth Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 127                                     Dividend income                                 $      24
        shares at net asset value of $11.19                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,566)                      $    1,421
                                                                                                                            24

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    1,421        Mortality and expense risk                            6
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                              18

1.20% Institutional            180      $7.63        $    1,370    REALIZED AND UNREALIZED GAINS
1.55% Institutional              7      $7.61                51        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       -
                               187                   $    1,421      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                      (145)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                   $     (127)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                      (127)

Capital shares transactions:
    Net premiums                                                                                                         1,548
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         1,548
                                                                                                              -----------------

Total increase in net assets                                                                                             1,421
                                                                                                              -----------------

Net assets at end of year                                                                                           $    1,421
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Small Company Growth Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 20                                      Dividend income                                 $       -
        shares at net asset value of $7.10                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $142)                         $     142
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                            $     142        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

1.55% Institutional             24      $5.94         $     142    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                                24                    $     142      Net realized losses on investments                     (9)
                       ------------            -----------------
                                                                     Net unrealized appreciation

                                                                         on investments                                      -
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                    $      (9)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                        (9)

Capital shares transactions:
    Net premiums                                                                                                         1,329
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                        (13)
    Interfund and net transfers to general account                                                                      (1,165)
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                           151
                                                                                                              -----------------

Total increase in net assets                                                                                               142
                                                                                                              -----------------

Net assets at end of year                                                                                            $     142
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Calvert Variable Series, Inc. Social Small Cap Growth Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 13                                      Dividend income                                  $      2
        shares at net asset value of $11.23                          Capital gains distributions                             3
                                                                                                              -----------------
        per share (cost $145)                         $     146
                                                                                                                             5

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                            $     146        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               5

1.55% Institutional             20      $7.13         $     146    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                                20                    $     146      Net realized losses on investments                     (6)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                                                                         investments                                         1
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $       -
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                         -

Capital shares transactions:
    Net premiums                                                                                                           146
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                           146
                                                                                                              -----------------

Total increase in net assets                                                                                               146
                                                                                                              -----------------

Net assets at end of year                                                                                            $     146
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Technology Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,044                                   Dividend income                                 $       -
        shares at net asset value of $8.17                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $9,886)                      $    8,530
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    8,530        Mortality and expense risk                           58
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                               (58)

0.95% Institutional            120      $6.54         $     786    REALIZED AND UNREALIZED GAINS
2.05% Institutional          1,193      $6.49             7,744        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments                    (11)
                             1,313                   $    8,530      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                    (1,356)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $    (1,425)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                    (1,425)

Capital shares transactions:
    Net premiums                                                                                                         9,955
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         9,955
                                                                                                              -----------------

Total increase in net assets                                                                                             8,530
                                                                                                              -----------------

Net assets at end of year                                                                                           $    8,530
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Utilities Fund

------------------------------------------------------------------------------------------

        Statement of Assets and Liabilities                                   Statement of Operations
           At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,522                                   Dividend income                                 $      89
        shares at net asset value of $11.16                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $16,232)                     $   16,989
                                                                                                                            89

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $   16,989        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                              89

1.55% Institutional          1,999      $8.50        $   16,989    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                             1,999                   $   16,989      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                                                                         investments                                       757
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $     846
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                       846

Capital shares transactions:
    Net premiums                                                                                                        16,143
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                        16,143
                                                                                                              -----------------

Total increase in net assets                                                                                            16,989
                                                                                                              -----------------

Net assets at end of year                                                                                           $   16,989
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Financial Services Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 16,740                                  Dividend income                                $    1,148
        shares at net asset value of $10.50                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $175,629)                   $   175,773
                                                                                                                         1,148

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                              105
NET ASSETS                                          $   175,773        Mortality and expense risk                          922
                                               -----------------
                                                                       Contract maintenance charge                          60
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                              61

0.95% Institutional          1,184      $8.57        $   10,145    REALIZED AND UNREALIZED GAINS
1.40% Institutional         19,812      $8.36           165,628        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments                (14,748)
                            20,996                  $   175,773      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                       144
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (14,543)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                   (14,543)

Capital shares transactions:
    Net premiums                                                                                                        36,645
    Transfers of policy loans                                                                                              411
    Transfers of surrenders
    Transfers of death benefits
    Transfers of other terminations                                                                                     (5,448)
    Interfund and net transfers to general account                                                                     158,708
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                       190,316
                                                                                                              -----------------

Total increase in net assets                                                                                           175,773
                                                                                                              -----------------

Net assets at end of year                                                                                          $   175,773
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

INVESCO Variable Investment Funds, Inc. Health Sciences Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 7,885                                   Dividend income                                 $       -
        shares at net asset value of $13.75                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $114,407)                   $   108,413
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                               50
NET ASSETS                                          $   108,413        Mortality and expense risk                          512
                                               -----------------
                                                                       Contract maintenance charge                          36
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                              (598)

0.95% Institutional          1,449      $7.87        $   11,404    REALIZED AND UNREALIZED GAINS
1.40% Institutional         10,808      $8.13            87,870        (LOSSES) ON INVESTMENTS:
2.05% Institutional          1,173      $7.79             9,139      Net realized losses on investments                 (6,015)
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                            13,430                  $   108,413          investments                                    (5,994)
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $   (12,607)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                   (12,607)

Capital shares transactions:
    Net premiums                                                                                                        72,655
    Transfers of policy loans                                                                                              237
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                     (2,198)
    Interfund and net transfers to general account                                                                      50,326
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                       121,020
                                                                                                              -----------------

Total increase in net assets                                                                                           108,413
                                                                                                              -----------------

Net assets at end of year                                                                                          $   108,413
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 545                                     Dividend income                                 $       -
        shares at net asset value of $7.90                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $4,698)                      $    4,305
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                2
NET ASSETS                                           $    4,305        Mortality and expense risk                           18
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                               (20)

0.95% Institutional             13      $7.40         $      99    REALIZED AND UNREALIZED GAINS
1.40% Institutional            571      $7.36             4,206        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments                     (4)
                               584                   $    4,305      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                      (393)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                   $     (417)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                      (417)

Capital shares transactions:
    Net premiums                                                                                                         4,373
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                         349
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         4,722
                                                                                                              -----------------

Total increase in net assets                                                                                             4,305
                                                                                                              -----------------

Net assets at end of year                                                                                           $    4,305
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,672                                   Dividend income                                 $       -
        shares at net asset value of $12.54                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $20,608)                     $   20,971
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $   20,971        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

0.95% Institutional          1,951     $10.60        $   20,677    REALIZED AND UNREALIZED GAINS
1.55% Institutional             28     $10.56               294        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       4
                             1,979                   $   20,971      Net unrealized appreciation on
                       ------------            -----------------
                                                                         investments                                       363
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $     367
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                       367

Capital shares transactions:
    Net premiums                                                                                                        20,604
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                        20,604
                                                                                                              -----------------

Total increase in net assets                                                                                            20,971
                                                                                                              -----------------

Net assets at end of year                                                                                           $   20,971
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

J.P. Morgan Series Trust II Small Company Portfolio

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 355                                     Dividend income                                 $       -
        shares at net asset value of $10.34                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $3,722)                      $    3,671
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    3,671        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

1.55% Institutional            483      $7.60        $    3,671    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                               483                   $    3,671      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                                                                         investments                                       (51)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                    $     (51)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                       (51)

Capital shares transactions:
    Net premiums                                                                                                         3,722
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         3,722
                                                                                                              -----------------

Total increase in net assets                                                                                             3,671
                                                                                                              -----------------

Net assets at end of year                                                                                           $    3,671
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 464                                     Dividend income                                 $       -
        shares at net asset value of $5.18                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,500)                      $    2,402
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    2,402        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

0.95% Institutional            345      $6.96        $    2,402    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                               345                   $    2,402      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized depreciation on
                                                                         investments                                       (98)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                    $     (98)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                       (98)

Capital shares transactions:
    Net premiums                                                                                                         2,500
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         2,500
                                                                                                              -----------------

Total increase in net assets                                                                                             2,402
                                                                                                              -----------------

Net assets at end of year                                                                                           $    2,402
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 263                                     Dividend income                                 $       -
        shares at net asset value of $9.06                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $2,526)                      $    2,383
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    2,383        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                               -

0.95% Institutional            310      $7.61        $    2,358    REALIZED AND UNREALIZED GAINS
1.55% Institutional              3      $7.58                25        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       -
                               313                   $    2,383      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                      (143)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                   $     (143)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                      (143)

Capital shares transactions:
    Net premiums                                                                                                         2,526
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         2,526
                                                                                                              -----------------

Total increase in net assets                                                                                             2,383
                                                                                                              -----------------

Net assets at end of year                                                                                           $    2,383
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Rydex Variable Trust U.S. Government Money Market Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 1,281,208                               Dividend income                                 $     240
        shares at net asset value of $1.00                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,281,208)                $  1,281,208
                                                                                                                           240

LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                         $  1,281,208        Mortality and expense risk                            -
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             240

1.55% Institutional        104,766      $9.93      $  1,040,327    REALIZED AND UNREALIZED GAINS
2.05% Institutional         24,356      $9.89           240,881        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized gains on investments                       -
                           129,122                 $  1,281,208      Net unrealized appreciation
                       ------------            -----------------
                                                                         on investments                                      -
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $     240
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                       240

Capital shares transactions:
    Net premiums                                                                                                     1,280,968
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                     1,280,968
                                                                                                              -----------------

Total increase in net assets                                                                                         1,281,208
                                                                                                              -----------------

Net assets at end of year                                                                                         $  1,281,208
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 3,928                                   Dividend income                                 $       -
        shares at net asset value of $10.30                          Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $38,150)                     $   40,460
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                               37
NET ASSETS                                           $   40,460        Mortality and expense risk                          313
                                               -----------------
                                                                       Contract maintenance charge                          11
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                              (361)

0.95% Institutional             21      $9.41         $     200    REALIZED AND UNREALIZED GAINS
1.40% Institutional          4,712      $8.52            40,145        (LOSSES) ON INVESTMENTS:
1.55% Institutional             12      $9.36               115      Net realized losses on investments                 (9,714)
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                             4,745                   $   40,460          investments                                     2,310
                       ------------            -----------------                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $    (7,765)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                    (7,765)

Capital shares transactions:
    Net premiums                                                                                                         8,175
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                            (10,802)
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                     (2,073)
    Interfund and net transfers to general account                                                                      52,925
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                        48,225
                                                                                                              -----------------

Total increase in net assets                                                                                            40,460
                                                                                                              -----------------

Net assets at end of year                                                                                           $   40,460
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 16,765                                  Dividend income                                 $       -
        shares at net asset value of $7.89                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $135,622)                   $   132,276
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                          $   132,276        Mortality and expense risk                        9,235
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (9,235)

1.20% Institutional            176      $8.41        $    1,478    REALIZED AND UNREALIZED GAINS
1.55% Institutional         15,590      $8.39           130,798        (LOSSES) ON INVESTMENTS:
                       ------------            -----------------
                                                                     Net realized losses on investments               (485,450)
                            15,766                  $   132,276      Net unrealized depreciation on
                       ------------            -----------------
                                                                         investments                                    (3,346)
                                                                                                              -----------------

                                                                   Net decrease in net assets resulting from
                                                                       operations                                  $  (498,031)
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net decrease in net assets resulting from operations                                                                  (498,031)

Capital shares transactions:
    Net premiums                                                                                                     2,925,869
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                  (2,295,562)
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                       630,307
                                                                                                              -----------------

Total increase in net assets                                                                                           132,276
                                                                                                              -----------------

Net assets at end of year                                                                                          $   132,276
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C

Van Eck Worldwide Insurance Trust Levin MidCap Value Fund

------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                   Statement of Operations
       At December 31, 2002                                          For the year ended December 31, 2002

ASSETS:                                                            INVESTMENT INCOME:
    Investment in Portfolio, 264                                     Dividend income                                 $       -
        shares at net asset value of $7.08                           Capital gains distributions                             -
                                                                                                              -----------------
        per share (cost $1,847)                      $    1,869
                                                                                                                             -
LIABILITIES                                                   -      Expenses:
                                               -----------------
                                                                       Administrative expense                                -
NET ASSETS                                           $    1,869        Mortality and expense risk                            1
                                               -----------------
                                                                       Contract maintenance charge                           -
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                                (1)

1.55% Institutional            182     $10.27        $    1,869    REALIZED AND UNREALIZED GAINS
                       ------------            -----------------
                                                                       (LOSSES) ON INVESTMENTS:
                               182                   $    1,869      Net realized gains on investments                       -
                       ------------            -----------------
                                                                     Net unrealized appreciation on
                                                                         investments                                        22
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                       operations                                    $      21
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                                 Statement of Changes in Net Assets
                                                For the year ended December 31, 2002

                                                                                                                    2002

Net assets at beginning of year                                                                                      $       -

Net increase in net assets resulting from operations                                                                        21

Capital shares transactions:
    Net premiums                                                                                                         1,848
    Transfers of policy loans                                                                                                -
    Transfers of surrenders                                                                                                  -
    Transfers of death benefits                                                                                              -
    Transfers of other terminations                                                                                          -
    Interfund and net transfers to general account                                                                           -
                                                                                                              -----------------

      Net increase in net assets from capital share transactions                                                         1,848
                                                                                                              -----------------

Total increase in net assets                                                                                             1,869
                                                                                                              -----------------

Net assets at end of year                                                                                           $    1,869
                                                                                                              -----------------

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

--------------------------------------------------------------------------------


1.     Organization and Significant Accounting Policies

       Organization

       Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation serves as the underwriter of the Separate Account.

       Investments

       The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Berger IPT Funds ("BFG"), Calvert Variable Series, Inc. ("CAM"), INVESCO Variable Investment Funds, Inc. ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), LEVCO Series Trust ("LEVCO"), and Van Eck Worldwide Insurance Trust ("VE") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

       The VIPF Midcap portfolio and the FAM Growth, MidCap Growth, Leveraged AllCap, and Small Capitalization portfolios were introduced in 2000. The BFG Large Cap Growth Fund, BFG Small Company Growth Fund , CAM Social Small Cap Growth Portfolio, CAM Social Mid Cap Growth Portfolio, INV Technology Fund, INV Utilities Fund, INV Financial Services Fund, INV Health Sciences Fund, J.P. Bond Portfolio, J.P. Small Company Portfolio, RYDEX Nova Fund, RYDEX OTC Fund, RYDEX US Government Money Market Fund, RYDEX Ursa Fund, RYDEX Arktos Fund, VE Worldwide Hard Assets Fund, VE Worldwide Emerging Markets Fund, VE Levin MidCap Fund, and LEVCO Equity Value Fund portfolios were introduced effective May 1, 2002. Through December 31, 2002, the CAM Social Mid Cap Growth Portfolio, CAM Social Equity Portfolio, RYDEX Ursa Fund, and RYDEX Arktos Fund portfolios had no investment activity. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       Investment income is recorded when earned. The first-in, first-out (FIFO) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

       Federal Income Taxes

       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

       Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expenses and Related Party Transactions

       The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2002 and 2001, respectively, were as follows:

                                                                                                2002        2001

Fidelity Variable Insurance Products Fund I:
    Money Market Portfolio                                                                     0.28%       0.35%
    High Income Portfolio                                                                      0.71%       0.68%
    Equity-Income Portfolio                                                                    0.58%       0.56%
    Growth Portfolio                                                                           0.68%       0.65%
    Overseas Portfolio                                                                         0.92%       0.89%
    Midcap Portfolio                                                                           0.69%       0.74%
Fidelity Variable Insurance Products Fund II:
    Asset Manager Portfolio                                                                    0.64%       0.61%
    Investment Grade Bond Portfolio                                                            0.54%       0.54%
    Index 500 Portfolio                                                                        0.28%       0.28%
    Contrafund Portfolio                                                                       0.68%       0.66%
    Asset Manager: Growth Portfolio                                                            0.73%       0.69%
Fidelity Variable Insurance Products Fund III:
    Balanced Portfolio                                                                         0.57%       0.58%
    Growth & Income Portfolio                                                                  0.59%       0.58%
    Growth Opportunities Portfolio                                                             0.69%       0.68%
American Century Variable Portfolios. Inc.:
    Balanced Portfolio                                                                         0.90%       0.90%
    Capital Appreciation Portfolio                                                             1.00%       0.98%
    International Portfolio                                                                    1.50%       1.23%
    Value Portfolio                                                                            1.00%       1.00%
    Income and Growth Portfolio                                                                0.70%       0.70%
Massachusetts Financial Services Variable Insurance Trust:
    Research Series Portfolio                                                                  0.90%       0.85%
    Emerging Growth Series Portfolio                                                           0.87%       0.85%
    Investors Trust Series Portfolio                                                           0.90%       0.87%
    New Discovery Series Portfolio                                                             1.06%       1.06%
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                                                               0.77%       1.03%
    VC MidCap Value Portfolio                                                                  0.85%       0.35%
    VC International Portfolio                                                                 1.10%       0.35%
Alger American Fund:
    Growth Portfolio                                                                           0.75%       0.79%
    MidCap Growth Portfolio                                                                    0.80%       0.84%
    Leveraged AllCap Portfolio                                                                 0.85%       0.90%
    Small Capitalization Portfolio                                                             0.85%       0.90%
Berger IPT Funds:
    Large Cap Growth Fund                                                                      1.15%
    Small Company Growth Fund                                                                  1.23%


       Portfolio fee rates (continued)
                                                                                              2002        2001

Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                                                          1.39%
INVESCO Variable Investment Funds, Inc.:
    Technology Fund                                                                            1.07%
    Utilities Fund                                                                             1.37%
    Financial Services Fund                                                                    1.07%
    Health Sciences Fund                                                                       1.06%
LEVCO Series Trust:
    Equity Value Fund                                                                          1.10%
J.P. Morgan Series Trust II:
    Bond Portfolio                                                                             0.75%
    Small Company Portfolio                                                                    1.15%
Rydex Variable Trust:
    Nova Fund                                                                                  1.45%
    OTC Fund                                                                                   1.45%
    US Government Money Market Fund                                                            1.19%
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                                                                 1.15%
    Worldwide Emerging Markets Fund                                                            1.28%
    Levin MidCap Value Fund                                                                    1.75%


3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2002 and 2001 were as follows:

                                                        2002                                 2001
                                         -----------------------------------  -----------------------------------
 Portfolio                                  Purchases            Sales           Purchases            Sales

Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                   $175,705,737      $178,500,290       $ 42,192,409      $ 38,699,932
    High Income Portfolio                         681,694           984,973          1,314,428         1,130,803
    Equity-Income Portfolio                     2,967,722         5,473,898          7,726,103         8,265,159
    Growth Portfolio                            3,325,989         8,518,114         11,884,510        15,297,506
    Overseas Portfolio                         29,150,768        29,964,867          1,339,449         1,268,400
    Midcap Portfolio                            2,453,630         1,296,937          2,378,335         1,005,279
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                       944,586         1,539,931          1,648,894         2,661,715
    Investment Grade Bond Portfolio             4,166,864         2,770,064          4,341,951         2,135,897
    Index 500 Portfolio                         2,922,565         6,665,311          5,151,206         9,522,427
    Contrafund Portfolio                        2,071,621         4,100,612          3,337,811         4,557,977
    Asset Manager: Growth Portfolio               359,477           983,103          1,175,390         1,684,448
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                            687,786           681,130            675,537           656,616
    Growth & Income Portfolio                     815,887         1,446,199          1,618,831         1,739,612
    Growth Opportunities Portfolio                245,319           739,023            402,461         1,244,597
American Century Variable
      Portfolios, Inc.:

    Balanced Portfolio                            404,180           358,186            490,784           207,806
    Capital Appreciation Portfolio                340,583           747,583          2,298,986         1,303,631
    International Portfolio                    52,538,722        52,989,306          1,221,726         1,134,556
    Value Portfolio                             2,283,857         1,735,237          2,176,829           590,314
    Income & Growth Portfolio                     275,626           412,068            383,811           385,911
Massachusetts Financial Services
      Variable Insurance Trust:
    Research Series Portfolio                     332,527           460,122          1,236,016           546,435
    Emerging Growth Series Portfolio              533,936         1,761,815          2,505,781         2,167,359
    Investors Trust Series Portfolio              218,371           293,349            493,486           197,968
    New Discovery Series Portfolio                885,535         1,021,721          1,759,047         1,320,401
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                1,146,238           923,474          2,663,143           669,864
    VC MidCap Value Portfolio                   2,770,317         2,004,776          3,527,608           992,485
    VC International Portfolio                    506,173           510,816             66,685            30,258
Alger American Fund:
    Growth Portfolio                              570,726           809,279          2,111,338           516,395
    MidCap Growth Portfolio                       461,087           345,116          1,949,597           505,316
    Leveraged AllCap Portfolio                  1,362,990           805,303          2,085,299           486,157
    Small Capitalization Portfolio                291,352            84,974            289,898           126,077
Berger IPT Funds:
    Large Cap Growth Fund                           1,572                 6
    Small Company Growth Fund                         592               442


       The aggregate cost of purchases and proceeds from sales of investments
       (continued).



                                                       2002                                 2001
                                         -----------------------------------  -----------------------------------
 Portfolio                                  Purchases            Sales           Purchases            Sales

Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio           $     296         $     145
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                 9,955                58
    Utilities Fund                                 16,232                 -
    Financial Services Fund                       258,278            67,901
    Health Sciences Fund                          192,724            72,302
LEVCO Series Trust:
    Equity Value Fund                               4,722                20
J.P. Morgan Series Trust II:
    Bond Portfolio                                 20,899               295
    Small Company Portfolio                         3,722                 -
Rydex Variable Trust:
    Nova Fund                                       2,500                 -
    OTC Fund                                        2,526                 -
    US Government Money Market
        Fund                                    1,281,208                 -
Van Eck Worldwide Insurance
      Trust:
    Worldwide Hard Assets Fund                     94,591            46,727
    Worldwide Emerging Markets
        Fund                                   64,995,819        64,374,747
    Levin MidCap Value Fund                         1,848                 1
                                         -----------------  ----------------  -----------------  ----------------

                                             $358,309,349      $373,490,221       $110,447,349      $101,051,301
                                         -----------------  ----------------  -----------------  ----------------


       Purchases and sales in investment shares for the years ended December 31, 2002 and 2001 were as follows:

                                                               2002                              2001
                                                 ---------------------------------  -----------------------------
 Portfolio                                          Purchases          Sales          Purchases        Sales

Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                           175,705,737      178,500,290      42,192,409     38,699,932
    High Income Portfolio                                120,420          173,175         177,871        160,283
    Equity-Income Portfolio                              142,955          272,312         336,147        364,558
    Growth Portfolio                                     115,975          305,606         318,949        441,458
    Overseas Portfolio                                 2,269,459        2,307,823          77,981         82,468
    Midcap Portfolio                                     130,138           72,508         126,737         54,129
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                               70,660          119,664         112,588        180,956
    Investment Grade Bond Portfolio                      320,781          213,325         345,594        169,891
    Index 500 Portfolio                                   25,166           59,503          37,332         71,733
    Contrafund Portfolio                                 106,947          214,303         159,070        225,583
    Asset Manager: Growth Portfolio                       31,271           88,079          89,818        133,822
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                                    55,199           54,389          49,275         48,864
    Growth & Income Portfolio                             69,349          126,870         117,936        133,011
    Growth Opportunities Portfolio                        18,740           56,326          25,509         80,341
American Century Variable
      Portfolios, Inc.:
    Balanced Portfolio                                    66,958           59,710          73,929         30,654
    Capital Appreciation Portfolio                        49,859          109,661         244,907        139,124
    International Portfolio                            8,371,844        8,414,594         151,966        152,810
    Value Portfolio                                      340,673          277,414         314,491         86,952
    Income & Growth Portfolio                             49,741           74,644          58,050         57,948
Massachusetts Financial Services
      Variable Insurance Trust:
    Research Series Portfolio                             26,426           36,624          74,090         36,337
    Emerging Growth Series Portfolio                      36,547          120,916         118,871        108,812
    Investments Trust Series Portfolio                    14,641           19,501          26,004         11,409
    New Discovery Series Portfolio                        70,150           80,782         115,301         91,226
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                          54,832           45,532         112,703         30,068
    VC MidCap Value Portfolio                            185,042          145,062         241,934         69,200
    VC International Portfolio                            86,145           86,374           9,618          4,371
Alger American Fund:
    Growth Portfolio                                      19,013           25,070          47,874         14,239
    MidCap Growth Portfolio                               30,854           22,673          86,423         27,596
    Leveraged AllCap Portfolio                            54,297           33,913          62,619         15,623
    Small Capitalization Portfolio                        20,047            6,441          14,621          6,711
Berger IPT Funds:
    Large Cap Growth Fund                                    128                1
    Small Company Growth Fund                                 80               60

       Purchases and sales in investment shares (continued).

                                                               2002                              2001
                                                 ---------------------------------  -----------------------------
 Portfolio                                          Purchases          Sales          Purchases        Sales

Calvert Variable Series, Inc.:
    Social Small Cap Growth Portfolio                         26               13
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                        1,051                7
    Utilities Fund                                         1,522
    Financial Services Fund                               23,232            6,492
    Health Sciences Fund                                  12,870            4,985
LEVCO Series Trust:
    Equity Value Fund                                        547                2
J.P. Morgan Series Trust II:
    Bond Portfolio                                         1,695               23
    Small Company Portfolio                                  355
Rydex Variable Trust:
    Nova Fund                                                464
    OTC Fund                                                 263
    US Government Money Market Fund                    1,281,208
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                             8,914            4,985
    Worldwide Emerging Markets Fund                    8,249,845        8,233,080
    Levin MidCap Value Fund                                  265                1
                                                 ----------------  ---------------  --------------  -------------

                                                     198,244,333      200,372,733      45,922,618     41,730,109
                                                 ----------------  ---------------  --------------  -------------

4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2002 and 2001 were as follows:

                                                                 2002                            2001
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales
Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                             15,647,106      15,819,000       3,104,365      2,868,240
    High Income Portfolio                                  30,907          93,274          68,117         94,877
    Equity-Income Portfolio                               102,568         243,030         256,434        336,979
    Growth Portfolio                                      167,735         404,290         320,242        582,414
    Overseas Portfolio                                  2,658,853       2,696,464          39,270         80,907
    Midcap Portfolio                                      262,352         142,405         258,387        107,403
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                                44,172          94,704          69,393        150,073
    Investment Grade Bond Portfolio                       255,626         174,632         281,310        141,839
    Index 500 Portfolio                                   121,972         288,767         176,270        348,166
    Contrafund Portfolio                                   95,962         186,460         113,915        194,291
    Asset Manager: Growth Portfolio                        15,905          59,290          47,102         92,531
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                                     52,380          55,252          43,913         49,390
    Growth & Income Portfolio                              58,924         107,363          76,779        112,345
    Growth Opportunities Portfolio                         22,539          74,228          34,149        106,457
American Century Variable
      Portfolios, Inc.:
    Balanced Portfolio                                     33,301          29,274          33,111         14,628
    Capital Appreciation Portfolio                         25,687          56,300          67,937         81,830
    International Portfolio                             4,841,126       4,862,926          59,319         81,498
    Value Portfolio                                       137,501         119,601         143,118         37,214
    Income & Growth Portfolio                              28,080          41,669          32,246         31,257
Massachusetts Financial Services
      Variable Insurance Trust:
    Research Series Portfolio                              34,840          46,995          74,437         47,492
    Emerging Growth Series Portfolio                       57,652         183,732         150,567        165,594
    Investments Trust Series Portfolio                     24,869          32,327          42,019         18,198
    New Discovery Series Portfolio                         54,184          59,298          82,443         67,333
Lord Abbett Series Fund, Inc.:
    VC Growth & Income Portfolio                           91,903          72,764         183,080         47,600
    VC MidCap Value Portfolio                             170,962         129,793         225,016         61,768
    VC International Portfolio                            154,483         154,518           9,019          3,759
Alger American Fund:
    Growth Portfolio                                       95,098         126,976         245,517         72,409
    MidCap Growth Portfolio                                67,561          47,912         182,950         63,872
    Leveraged AllCap Portfolio                            275,125         167,904         313,694         76,441
    Small Capitalization Portfolio                         58,684          18,725          43,398         19,675
Berger IPT Funds:
    Large Cap Growth Fund                                     187               -
    Small Company Growth Fund                                  97              73

       Transactions in units (continued).
                                                                2002                            2001
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Calvert Variable Series, Inc.:
    Social Small Cap Growth Portfolio                          41              21
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                         1,313               -
    Utilities Fund                                          1,999               -
    Financial Services Fund                                29,032           8,036
    Health Sciences Fund                                   21,895           8,465
LEVCO Series Trust:
    Equity Value Fund                                         584               -
J.P. Morgan Series Trust II:
    Bond Portfolio                                          2,007              28
    Small Company Portfolio                                   483               -
Rydex Variable Trust:
    Nova Fund                                                 345               -
    OTC Fund                                                  313               -
    US Government Money Market Fund                       129,122               -
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                             10,708           5,963
    Worldwide Emerging Markets Fund                     7,720,260       7,704,495
    Levin MidCap Value Fund                                   182               -
                                                    --------------  --------------  --------------  -------------

                                                       33,606,625      34,316,954       6,777,517      6,156,480
                                                    --------------  --------------  --------------  -------------


5.     Net Assets

       Net assets at December 31, 2002, consisted of the following:


                                                               Accumulated          Net
                                                               Net Investment    Unrealized
                                               Capital          Income and      Appreciation
                                                Share          Net Realized     (Depreciation)
Portfolio                                   Transactions       Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products
      Fund I:

    Money Market Portfolio                    $  9,607,793       $ 2,317,764         $      -       $ 11,925,557
    High Income Portfolio                        3,990,095           285,886       (1,235,617)         3,040,364
    Equity-Income Portfolio                     11,939,723         9,329,361       (4,686,431)        16,582,653
    Growth Portfolio                            27,238,916        12,057,040      (17,819,652)        21,476,304
    Overseas Portfolio                           3,046,391           206,854         (433,835)         2,819,410
    Midcap Portfolio                             3,765,007          (163,510)        (257,636)         3,343,861
Fidelity Variable Insurance Products
      Fund II:

    Asset Manager Portfolio                      3,455,374         3,856,086       (1,416,071)         5,895,389
    Investment Grade Bond Portfolio              7,355,208         1,048,290          612,673          9,016,171
    Index 500 Portfolio                         25,749,798         5,124,298      (10,193,248)        20,680,848
    Contrafund Portfolio                        14,475,009         4,890,023       (4,641,905)        14,723,127
    Asset Manager: Growth Portfolio              3,305,172         1,069,575       (1,332,663)         3,042,084
Fidelity Variable Insurance Products
      Fund III:

    Balanced Portfolio                           3,420,981           141,745         (553,543)         3,009,183
    Growth & Income Portfolio                    7,192,260           501,722       (2,074,942)         5,619,040
    Growth Opportunities Portfolio               5,382,990          (223,735)      (2,197,050)         2,962,205
American Century Variable
      Portfolios, Inc.:

    Balanced Portfolio                           1,258,821            53,766         (177,784)         1,134,803
    Capital Appreciation Portfolio               3,427,740          (523,568)      (1,061,066)         1,843,106
    International Portfolio                      3,959,791        (1,440,299)        (324,555)         2,194,937
    Value Portfolio                              3,835,501           374,789         (429,637)         3,780,653
    Income & Growth Portfolio                    2,035,320          (171,383)        (503,409)         1,360,528
Massachusetts Financial Services
      Variable Insurance Trust:
    Trust Research Series Portfolio              3,213,150           (87,099)      (1,310,564)         1,815,487
    Emerging Growth Series Portfolio            11,160,921        (3,158,040)      (4,394,949)         3,607,932
    Investors Trust Series Portfolio             1,246,596          (126,582)        (314,886)           805,128
    New Discovery Series Portfolio               4,290,892          (613,694)      (1,101,770)         2,575,428
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 4,451,266            52,574         (798,363)         3,705,477
    VC MidCap Value Portfolio                    4,990,284           138,483         (350,525)         4,778,242
    VC International Portfolio                     365,770          (175,621)         (23,511)           166,638
Alger American Fund:
    Growth Portfolio                             1,407,161          (375,245)        (260,486)           771,430
    MidCap Growth Portfolio                      2,163,773          (362,181)        (223,324)         1,578,268
    Leveraged AllCap Portfolio                   1,847,180          (319,769)        (538,075)           989,336
    Small Capitalization Portfolio                 392,987           (68,381)         (54,157)           270,449




       Net assets (continued).
                                                               Accumulated          Net
                                                               Net Investment    Unrealized
                                               Capital          Income and      Appreciation
                                                Share          Net Realized     (Depreciation)
Portfolio                                   Transactions       Gains (Losses)   of Investments        Total

Berger IPT Funds:
    Large Cap Growth Fund                       $    1,548          $     18        $    (145)        $    1,421
    Small Company Growth Fund                          151                (9)               -                142
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                  146                (1)               1                146
INVESCO Variable Investment
      Funds, Inc.:
    Technology Fund                                  9,955               (69)          (1,356)             8,530
    Utilities Fund                                  16,143                89              757             16,989
    Financial Services Fund                        190,316           (14,687)             144            175,773
    Health Sciences Fund                           121,020            (6,613)          (5,994)           108,413
LEVCO Series Trust:
    Equity Value Fund                                4,722               (24)            (393)             4,305
J.P. Morgan Series Trust II:
    Bond Portfolio                                  20,604                 4              363             20,971
    Small Company Portfolio                          3,722                 -              (51)             3,671
Rydex Variable Trust:
    Nova Fund                                        2,500                 -              (98)             2,402
    OTC Fund                                         2,526                 -             (143)             2,383
    US Government Money Market Fund              1,280,968               240                -          1,281,208
Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund                      48,225           (10,075)           2,310             40,460
    Worldwide Emerging Markets Fund                630,307          (494,685)          (3,346)           132,276
    Levin MidCap Value Fund                          1,848                (1)              22              1,869
                                           ----------------   ---------------  ---------------   ----------------

                                              $182,306,571       $33,113,336     $(58,104,910)      $157,314,997
                                           ----------------   ---------------  ---------------   ----------------


6.     Financial Highlights

       The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

       The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                               At December 31                        For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                              Unit Fair Value                 Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------
Net assets represented by:
   Fidelity Variable Insurance Products
     Fund I:

    Money Market Portfolio

         2002                         918,789  $9.95 to 13.53   $11,925,557       1.76%     1.40%       -0.50% to 0.50%
         2001                       1,090,683      13.50        $14,720,110       4.53%     1.40%            2.74%
         2000                         854,558      13.14        $11,227,632       5.32%     1.40%            4.78%
         1999                       1,259,530      12.54        $15,789,032       4.98%     1.40%            3.72%

    High Income Portfolio

         2002                         289,628  10.12 to 10.50    $3,040,364      11.22%     1.40%        1.20% to 2.20%
         2001                         351,995      10.30         $3,624,840      13.53%     1.40%           -12.93%
         2000                         378,755      11.83         $4,481,899       8.02%     1.40%           -23.58%
         1999                         457,402      15.48         $7,080,699       9.08%     1.40%            6.61%

    Equity-Income Portfolio

         2002                         868,807  8.28 to 19.24    $16,582,653       1.82%     1.40%       -18.13% to -16.40%
         2001                       1,009,270      23.50        $23,717,964       1.74%     1.40%            -6.30%
         2000                       1,089,815      25.08        $27,330,870       1.73%     1.40%            6.91%
         1999                       1,292,017      23.46        $30,310,122       1.42%     1.40%            4.83%

    Growth Portfolio

         2002                       1,294,208  7.00 to 16.73    $21,476,304       0.26%     1.40%       -31.10% to -29.40%
         2001                       1,530,764      24.28        $37,169,639       0.08%     1.40%           -18.82%
         2000                       1,792,936      29.91        $53,620,470       0.11%     1.40%           -12.21%
         1999                       1,444,405      34.07        $49,214,344       0.13%     1.40%            35.52%

    Overseas Portfolio

         2002                         267,652  8.26 to 10.55     $2,819,410       0.84%     1.40%       -21.39% to -16.60%
         2001                         305,263      13.42         $4,096,695       5.50%     1.40%           -22.29%
         2000                         346,900      17.27         $5,989,762       1.42%     1.40%           -20.23%
         1999                         293,703      21.65         $6,358,194       1.28%     1.40%            40.58%

    Midcap Portfolio

         2002                         394,026   8.48 to 9.00     $3,343,861       0.82%     1.40%       -11.08% to -10.00%
         2001                         274,080       9.54         $2,613,794       0.00%     1.40%            -4.50%
         2000                         123,097       9.99         $1,230,175       0.76%     1.40%            -0.10%



                                                 At December 31                     For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                              Unit Fair Value                 Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

   Fidelity Variable Insurance Products
     Fund II:

    Asset Manager Portfolio

         2002                         392,532  8.99 to 15.07     $5,895,389       4.06%     1.40%       -10.10% to -9.60%
         2001                         443,064      16.75         $7,420,666       4.30%     1.40%            -5.43%
         2000                         523,744      17.71         $9,276,571       3.43%     1.40%            -5.29%
         1999                         603,487      18.70        $11,284,126       3.09%     1.40%            9.55%

    Investment Grade Bond Portfolio

         2002                         561,233  10.69 to 16.12    $9,016,171       3.38%     1.40%        6.90% to 8.80%
         2001                         480,240      14.82         $7,115,071       4.40%     1.40%            6.97%
         2000                         340,769      13.85         $4,721,249       6.75%     1.40%            9.66%
         1999                         426,095      12.63         $5,383,130       3.86%     1.40%            -2.47%

    Index 500 Portfolio

         2002                       1,076,084  7.82 to 19.36    $20,680,848       1.37%     1.40%       -23.34% to -21.40%
         2001                       1,242,879      25.25        $31,388,343       1.20%     1.40%           -13.33%
         2000                       1,414,775      29.14        $41,228,375       1.05%     1.40%           -10.59%
         1999                       1,332,497      32.59        $43,422,060       0.73%     1.40%            18.85%

    Contrafund Portfolio

         2002                         763,963  8.93 to 19.39    $14,723,127       0.88%     1.40%       -10.70% to -9.80%
         2001                         854,454      21.69        $18,536,195       0.80%     1.40%           -13.47%
         2000                         934,830      25.07        $23,439,413       0.34%     1.40%            -7.93%
         1999                         809,424      27.23        $22,043,087       0.37%     1.40%            22.49%

    Asset Manager: Growth Portfolio

         2002                         210,757  8.33 to 14.46     $3,042,084       3.00%     1.40%       -16.72% to -16.30%
         2001                         254,141      17.36         $4,412,417       3.01%     1.40%            -8.72%
         2000                         299,570      19.02         $5,696,438       2.22%     1.40%           -13.66%
         1999                         308,652      22.03         $6,800,541       2.07%     1.40%            13.62%

   Fidelity Variable Insurance Products
     Fund III:

    Balanced Portfolio

         2002                         266,992  9.02 to 11.29     $3,009,183       3.01%     1.40%       -9.97% to -8.90%
         2001                         269,866      12.54         $3,384,321       3.66%     1.40%            -2.94%
         2000                         275,343      12.92         $3,558,438       3.11%     1.40%            -5.69%
         1999                         266,510      13.70         $3,650,118       1.74%     1.40%            3.09%

    Growth & Income Portfolio

         2002                         473,241  8.30 to 11.95     $5,619,040       1.39%     1.40%       -17.81% to -16.20%
         2001                         521,679      14.54         $7,584,540       1.36%     1.40%           -10.03%
         2000                         557,245      16.16         $9,004,885       1.11%     1.40%            -4.94%
         1999                         533,307      17.00         $9,068,414       0.46%     1.40%            7.59%

    Growth Opportunities Portfolio

         2002                         359,158   7.91 to 8.25     $2,962,205       1.10%     1.40%       -22.90% to -20.10%
         2001                         410,847      10.70         $4,396,210       0.39%     1.40%           -15.61%
         2000                         483,155      12.68         $6,127,285       1.37%     1.40%           -18.25%
         1999                         499,339      15.51         $7,743,927       0.81%     1.40%            2.85%



                                                 At December 31                     For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                               Unit Fair Value                 Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

   American Century Variable
     Portfolios, Inc.:

    Balanced Portfolio

         2002                         100,165  8.99 to 11.50     $1,134,803       2.59%     1.40%       -10.80% to -10.00%
         2001                          96,137      12.89         $1,239,385       2.43%     1.40%            -4.93%
         2000                          77,654      13.56         $1,052,664       2.30%     1.40%            -3.97%
         1999                          60,982      14.12           $861,226       1.65%     1.40%            8.53%

    Capital Appreciation Portfolio

         2002                         175,225  7.89 to 10.52     $1,843,106       0.00%     1.40%       -22.32% to -20.30%
         2001                         205,838      13.54         $2,787,480       0.00%     1.40%           -29.06%
         2000                         219,731      19.09         $4,195,597       0.00%     1.40%            7.49%
         1999                          56,765      17.76         $1,008,162       0.00%     1.40%            62.19%

    International Portfolio

         2002                         236,176   8.38 to 9.31     $2,194,937       0.91%     1.40%       -21.46% to -15.80%
         2001                         257,976      11.85         $3,058,129       0.09%     1.40%           -30.19%
         2000                         280,155      16.98         $4,755,934       0.11%     1.40%           -17.97%
         1999                         137,562      20.70         $2,847,535       0.00%     1.40%            61.72%

    Value Portfolio

         2002                         274,959  8.72 to 13.83     $3,780,653       0.93%     1.40%       -13.83% to -11.70%
         2001                         257,059      16.05         $4,125,516       0.86%     1.40%            11.22%
         2000                         151,155      14.43         $2,180,858       1.08%     1.40%            16.46%
         1999                         140,385      12.39         $1,738,787       1.00%     1.40%            -2.13%

    Income and Growth Portfolio

         2002                         155,070   7.95 to 8.79     $1,360,528       1.12%     1.40%       -20.48% to -19.50%
         2001                         168,659      11.05         $1,864,235       0.87%     1.40%            -9.62%
         2000                         167,671      12.23         $2,051,090       0.51%     1.40%           -11.89%
         1999                          84,497      13.88         $1,172,804       0.01%     1.40%            16.35%

   Massachusetts Financial Services
     Variable Insurance Trust:
    Emerging Growth Series Portfolio

         2002                         485,976   6.92 to 7.43     $3,607,932       0.00%     1.40%       -34.70% to -30.10%
         2001                         612,055      11.38         $6,963,943       0.00%     1.40%           -34.42%
         2000                         627,082      17.35        $10,880,096       6.39%     1.40%           -20.74%
         1999                         168,739      21.89         $3,693,666       0.00%     1.40%            74.28%

    Investors Trust Series Portfolio

         2002                         104,291       7.72           $805,128       0.54%     1.40%           -22.08%
         2001                         111,749       9.91         $1,107,132       0.62%     1.40%           -17.16%
         2000                          87,928      11.96         $1,051,267       1.08%     1.40%            -1.48%
         1999                          55,568      12.14           $674,806       3.25%     1.40%            5.20%

    New Discovery Series Portfolio

         2002                         191,754  6.97 to 13.45     $2,575,428       0.00%     1.40%       -32.61% to -30.30%
         2001                         196,868      19.96         $3,929,335       0.00%     1.40%            -6.38%
         2000                         181,758      21.32         $3,874,269       1.34%     1.40%            -3.35%
         1999                          22,847      22.06           $503,926       3.05%     1.40%            70.88%



                                                 At December 31                     For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                                Unit Fair Value               Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

Massachusetts Financial Services
    Variable Insurance Trust (continued):
    Research Series Portfolio

         2002                         232,524   7.68 to 7.81     $1,815,487       0.27%     1.40%       -25.60% to -22.40%
         2001                         243,679      10.50         $2,557,926       0.01%     1.40%           -22.36%
         2000                         216,734      13.52         $2,930,930       5.71%     1.40%            -6.18%
         1999                         106,941      14.41         $1,541,364       0.08%     1.40%            22.33%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
         2002                         331,706  8.11 to 11.20     $3,705,477       0.54%     1.40%       -19.21% to -18.00%
         2001                         312,567      13.86         $4,333,042       0.62%     1.40%            -8.01%
         2000                         177,087      15.07         $2,668,710       1.08%     1.40%            14.25%
         1999                          81,150      13.19         $1,070,711       3.25%     1.40%            22.93%

    VC Mid-Cap Value Portfolio

         2002                         327,359  9.10 to 14.64     $4,778,242       0.57%     1.40%       -11.02% to -7.80%
         2001                         286,189      16.45         $4,708,859       0.43%     1.40%            6.57%
         2000                         122,941      15.44         $1,898,823       1.48%     1.40%            50.19%
         1999                           2,846      10.28            $29,249       0.94%     1.40%            2.80%

    VC International Portfolio

         2002                          31,374   8.54 to 9.16       $166,638       0.96%     1.40%       -18.90% to -14.60%
         2001                          31,399       6.56           $205,975       0.18%     1.40%           -27.59%
         2000                          26,139       9.06           $236,731       5.15%     1.40%           -29.60%
         1999                             818      12.87            $10,528       0.44%     1.40%            28.70%

   Alger American Fund:
    Growth Portfolio

         2002                         163,044   4.66 to 6.96       $771,430       0.03%     1.40%       -33.91% to -30.40%
         2001                         194,922       7.05         $1,374,366       0.37%     1.40%           -13.06%
         2000                          21,814       8.11           $176,907       0.00%     1.40%           -18.90%

    MidCap Growth Portfolio

         2002                         167,475   5.56 to 7.28       $935,814       0.00%     1.40%       -30.56% to -27.20%
         2001                         147,826       8.01         $1,183,607       0.00%     1.40%            -7.86%
         2000                          28,748       8.69           $249,753       0.00%     1.40%           -13.10%

    Leveraged AllCap Portfolio

         2002                         400,728   4.05 to 6.85     $1,631,790       0.01%     1.40%       -34.90% to -31.50%
         2001                         293,506       6.22         $1,826,061       0.00%     1.40%           -17.16%
         2000                          56,253       7.51           $422,236       0.00%     1.40%           -24.90%

    Small Capitalization Portfolio

         2002                          65,556   4.02 to 7.53       $270,449       0.00%     1.40%       -27.23% to -24.70%
         2001                          25,597       5.52           $141,402       0.05%     1.40%           -30.51%
         2000                           1,874       7.95            $14,901       0.00%     1.40%           -20.50%

   Berger IPT Fund:
    Large Cap Growth Fund

         2002                             187   7.61 to 7.63         $1,421       3.38%     1.40%       -23.90 to -23.70%

    Small Company Growth Fund

         2002                              24       5.94               $142       0.00%     1.40%           -40.60%




                                                 At December 31                    For the Year Ended December 31
                                   -----------------------------------------  -------------------------------------------
                                               Unit Fair Value                Investment Expense Ratio    Total Return
                                                 Lowest to                     Income     Lowest to        Lowest to
                                     Units        Highest       Net Assets     Ratio*     Highest**        Highest***
                                   ----------- --------------- -------------  ---------- -------------  -----------------

   Calvert Variable Series, Inc.:
    Social Small Cap Growth Portfolio
         2002                              20       7.15               $146       6.85%     1.40%           -28.50%

   INVESCO Variable Investment
     Funds, Inc.:

    Technology Fund

         2002                           1,313   6.49 to 6.54         $8,530       0.00%     1.40%       -35.10% to -34.60%

    Utilities Fund

         2002                           1,999       8.50            $16,989       1.05%     1.40%           -15.00%

    Financial Services Fund

         2002                          20,996   8.36 to 8.57       $175,773       1.31%     1.40%       -16.40% to -14.30%

    Health Sciences Fund

         2002                          13,430   7.79 to 8.13       $108,413       0.00%     1.40%       -22.10% to -18.70%

   Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund
         2002                           4,745   8.53 to 9.41        $40,460       0.00%     1.40%       -14.70% to -5.90%

    Worldwide Emerging Markets Fund

         2002                          15,766   8.39 to 8.41       $132,276       0.00%     1.40%       -16.30% to -15.90%

    Levin MidCap Value Fund

         2002                             182      10.25             $1,869       0.00%     1.40%            2.50%

   LEVCO Series Trust:
    Equity Value Fund                     584   7.36 to 7.40         $4,305       0.00%     1.40%       -26.40% to -26.00%

   JP Morgan Series Trust II:
    Bond Portfolio

         2002                           1,979  10.55 to 10.60       $20,971       0.00%     1.40%        5.50% to 6.00%

    Small Company Portfolio

         2002                             483       7.59             $3,671       0.00%     1.40%           -24.10%

   Rydex Variable Trust:
    OTC Fund

         2002                             313   7.59 to 7.61         $2,383       0.00%     1.40%       -23.80% to -24.10%

    US Gov't Money Market Fund

         2002                         129,122   9.89 to 9.93     $1,281,208       0.04%     1.40%       -0.70% to -1.10%

    Nova Fund

         2002                             345       6.97             $2,402       0.00%     1.40%           -30.30%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

Midland National Life Insurance Company

Report on Audited Financial Statements at and for the Years Ended December 31, 2002, 2001 and 2000

Midland National Life Insurance Company
Index to Financial Statements

--------------------------------------------------------------------------------


                                                                      Page(s)

Report of Independent Accountants                                        1

Balance Sheets                                                           2

Statements of Income                                                     3

Statements of Stockholder's Equity                                       4

Statements of Cash Flows                                                5-6

Notes to Financial Statements                                          7-26

                        Report of Independent Accountants

The Board of Directors and Stockholder
Midland National Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for derivative instruments in 2001 by adopting Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by SFAS No. 137 and No. 138.






March 11, 2003

Midland National Life Insurance Company
Balance Sheets

At December 31, 2002 and 2001

(Amounts in thousands, except share and per share amounts)

----------------------------------------------------------------------------------------------------------------------------------

                         ASSETS                                                             2002               2001

Investments:
    Fixed maturities                                                                      $7,121,761         $4,391,779
    Equity securities                                                                        233,943            223,868
    Policy loans                                                                             226,451            226,623
    Short-term investments                                                                   377,913            289,281
    Other invested assets and derivatives                                                    257,318            156,871
                                                                                     ----------------   ----------------

      Total investments                                                                    8,217,386          5,288,422

Cash                                                                                          23,616             10,324
Accrued investment income                                                                     94,817             62,130
Deferred policy acquisition costs                                                            966,311            805,576
Present value of future profits of acquired businesses                                        12,214             15,221
Federal income tax asset                                                                           -             20,736
Other receivables and other assets                                                            24,149             21,824
Reinsurance receivables                                                                      194,537                  -
Separate accounts assets                                                                     352,703            418,100
                                                                                     ----------------   ----------------

      Total assets                                                                        $9,885,733         $6,642,333
                                                                                     ----------------   ----------------

                        LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
    Policyholder account balances                                                         $6,800,463         $4,323,608
    Policy benefit reserves                                                                  542,587            461,904
    Policy claims and benefits payable                                                        57,300             41,304
    Repurchase agreements and collateral on swap agreements                                1,073,022            457,926
    Federal income tax liability                                                              17,696                  -
    Due to brokers                                                                                 -             91,786
    Other liabilities                                                                        206,224            147,851
    Separate account liabilities                                                             352,703            418,100
                                                                                     ----------------   ----------------

      Total liabilities                                                                    9,049,995          5,942,479
                                                                                     ----------------   ----------------

Commitments and contingencies

Stockholder's equity:
    Common stock, $1 par value, 2,549,439 shares authorized,
         2,548,878 shares outstanding                                                          2,549              2,549
    Additional paid-in capital                                                                43,707             33,707
    Accumulated other comprehensive income (loss)                                             39,596            (31,568)
    Retained earnings                                                                        749,886            695,166
                                                                                     ----------------   ----------------

      Total stockholder's equity                                                             835,738            699,854
                                                                                     ----------------   ----------------

      Total liabilities and stockholder's equity                                          $9,885,733         $6,642,333
                                                                                     ----------------   ----------------

The accompanying notes are an integral part of the financial statements.

Midland National Life Insurance Company
Statements of Income

For the years ended December 31, 2002, 2001 and 2000
(Amounts in thousands)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  2002              2001              2000

Revenues:
    Premiums                                                                     $ 96,815         $ 95,475         $ 102,663
    Interest sensitive life and investment product charges                        157,699          156,018           153,295
    Net investment income                                                         324,374          267,960           235,739
    Net realized investment gains (losses)                                         14,514           (2,725)           (7,372)
    Net unrealized (losses) gains on derivative instruments                       (22,115)           2,753                 -
    Net unrealized losses on trading securities                                         -                -              (275)
    Other income                                                                    5,066            5,963             6,393
                                                                          ----------------  ---------------   ---------------

      Total revenue                                                               576,353          525,444           490,443
                                                                          ----------------  ---------------   ---------------

Benefits and expenses:
    Benefits incurred                                                             145,414          154,314           148,750
    Interest credited to policyholder account balances                            211,811          162,779           133,563
                                                                          ----------------  ---------------   ---------------

      Total benefits                                                              357,225          317,093           282,313
                                                                          ----------------  ---------------   ---------------

Operating expenses (net of commissions and other
      expenses deferred)                                                           44,386           41,884            46,290
Amortization of deferred policy acquisition costs and
      present value of future profits of acquired businesses                       50,001           59,131            60,368
                                                                          ----------------  ---------------   ---------------

      Total benefits and expenses                                                 451,612          418,108           388,971
                                                                          ----------------  ---------------   ---------------

Income before income taxes and cumulative effect
      of a change in accounting principle                                         124,741          107,336           101,472

Income tax expense                                                                 43,021           37,385            36,539
                                                                          ----------------  ---------------   ---------------

Income before cumulative effect of a change
      in accounting principle                                                      81,720           69,951            64,933

Cumulative effect on prior years of change in
      accounting for derivative instruments                                             -           (1,012)                -
                                                                          ----------------  ---------------   ---------------

      Net income                                                                 $ 81,720         $ 68,939          $ 64,933
                                                                          ----------------  ---------------   ---------------


Midland National Life Insurance Company
Statements of Stockholder's Equity

For the years ended December 31, 2002, 2001 and 2000
(Amounts in thousands)

----------------------------------------------------------------------------------------------------------------------------------



                                                                                Additional
                                                                   Common        Paid-in            Comprehensive
                                                                    Stock        Capital            Income (Loss)

Balance at December 31, 1999                                         $ 2,549      $ 33,707

Comprehensive income:
    Net income                                                                                       $  64,933
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments                                             35,024
                                                                                                 --------------

      Total comprehensive income                                                                     $  99,957
                                                                                                 --------------

Dividends paid on common stock
                                                                 ------------  ------------

Balance at December 31, 2000                                           2,549        33,707

Comprehensive income:
    Net income                                                                                       $  68,939
    Other comprehensive income:
      Net unrealized loss on available-for-sale investments
           and certain interest rate swaps (net of tax ($8,325))                                       (15,462)
                                                                                                 --------------

      Total comprehensive income                                                                     $  53,477
                                                                                                 --------------

Dividends paid on common stock
                                                                 ------------  ------------

Balance at December 31, 2001                                           2,549        33,707

Comprehensive income:
    Net income                                                                                       $  81,720
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments
           and certain interest rate swaps (net of tax $37,095)                                         71,164
                                                                                                 --------------

      Total comprehensive income                                                                    $  152,884
                                                                                                 --------------

Capital contribution                                                                10,000
Dividends paid on common stock
                                                                 ------------  ------------

Balance at December 31, 2002                                         $ 2,549      $ 43,707
                                                                 ------------  ------------



                                                                    Accumulated
                                                                       Other                               Total
                                                                    Comprehensive     Retained        Stockholder's
                                                                    Income (Loss)     Earnings           Equity

Balance at December 31, 1999                                         $ (51,130)         $643,294         $ 628,420

Comprehensive income:
    Net income                                                                            64,933            64,933
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments             35,024                              35,024


      Total comprehensive income


Dividends paid on common stock                                                           (60,000)          (60,000)
                                                                  -------------      ------------     -------------

Balance at December 31, 2000                                           (16,106)          648,227           668,377

Comprehensive income:
    Net income                                                                            68,939            68,939
    Other comprehensive income:
      Net unrealized loss on available-for-sale investments
           and certain interest rate swaps (net of tax ($8,325))       (15,462)                            (15,462)


      Total comprehensive income


Dividends paid on common stock                                                           (22,000)          (22,000)
                                                                  -------------      ------------     -------------

Balance at December 31, 2001                                           (31,568)          695,166           699,854

Comprehensive income:
    Net income                                                                            81,720         $  81,720
    Other comprehensive income:
      Net unrealized gain on available-for-sale investments
           and certain interest rate swaps (net of tax $37,095)         71,164                              71,164


      Total comprehensive income


Capital contribution                                                                                        10,000
Dividends paid on common stock                                                           (27,000)          (27,000)
                                                                  -------------      ------------     -------------

Balance at December 31, 2002                                         $  39,596          $749,886         $ 835,738
                                                                  -------------      ------------     -------------


Midland National Life Insurance Company
Statements of Cash Flows

For the years ended December 31, 2002, 2001 and 2000
(Amounts in thousands)
----------------------------------------------------------------------------------------------------------------------------------

                                                                          2002               2001               2000

Cash flows from operating activities:

    Net income                                                          $  81,720          $  68,939          $  64,933
    Adjustments to reconcile net income to net cash
         used in operating activities:
      Amortization of deferred policy acquisition costs
           and present value of future profits of
           acquired businesses                                             50,001             59,131             60,368
      Net amortization of premiums and discounts on
           investments                                                     46,795             32,027             (4,150)
      Policy acquisition costs deferred                                  (369,222)          (283,282)          (151,930)
      Net realized investment (gains) losses                              (14,514)             2,725              7,372
      Net unrealized losses (gains) on
           derivative instruments                                          22,115             (2,753)                 -
      Net unrealized losses on trading securities                               -                  -                275
      Cumulative effect of accounting change                                    -              1,012                  -
      Deferred income taxes                                               (18,166)              (151)            (4,577)
      Net interest credited and product charges on
           universal life and investment policies                         132,368             28,009            (27,046)
      Receivables on annuity reinsurance agreement                        (70,130)                 -                  -
      Changes in other assets and liabilities:
         Net receivables                                                   47,785            (12,018)           (10,120)
         Net payables                                                      (9,203)            13,607             45,052
         Policy benefits                                                    6,319             17,483             14,033
         Other                                                                188              1,212                455
                                                                  ----------------   ----------------   ----------------

      Net cash used in operating activities                               (93,944)           (74,059)            (5,335)
                                                                  ----------------   ----------------   ----------------

Cash flows from investing activities:
    Proceeds from investments sold, matured or repaid:

      Fixed maturities                                                  5,274,090          1,628,781            571,872
      Equity securities                                                   118,338            263,191            295,377
      Other invested assets and derivatives                                38,282             11,709             12,371
    Cost of investments acquired:
      Fixed maturities                                                 (7,789,238)        (3,469,665)        (1,018,000)
      Equity securities                                                  (129,451)           (78,270)          (305,655)
      Other invested assets and derivatives                              (122,988)          (114,619)           (21,167)
    Net change in policy loans                                                172             (4,025)            (5,586)
    Net change in short-term investments                                  (88,630)           (87,423)           (99,029)
    Net change in repurchase agreements and
         collateral on swap agreements                                    615,096            457,926                  -
    Net change in amounts due to brokers                                  (91,786)            84,942                  -
                                                                  ----------------   ----------------   ----------------

      Net cash used in investing activities                            (2,176,115)        (1,307,453)          (569,817)
                                                                  ----------------   ----------------   ----------------


                                                                          2002               2001               2000

Cash flows from financing activities:
    Receipts from universal life and investment
         products                                                      $2,761,615         $1,714,938         $1,003,901
    Benefits paid on universal life and investment
         products                                                        (461,264)          (303,015)          (368,941)
    Capital contributions received                                         10,000                  -                  -
    Dividends paid on common stock                                        (27,000)           (22,000)           (60,000)
                                                                  ----------------   ----------------   ----------------

      Net cash provided by financing activities                         2,283,351          1,389,923            574,960
                                                                  ----------------   ----------------   ----------------

Increase (decrease) in cash                                                13,292              8,411               (192)

Cash at beginning of year                                                  10,324              1,913              2,105
                                                                  ----------------   ----------------   ----------------

Cash at end of year                                                     $  23,616          $  10,324           $  1,913
                                                                  ----------------   ----------------   ----------------


Supplemental disclosures of cash flow information:
    Cash paid during the year for:

      Interest                                                            $    25            $    50            $    73
      Income taxes, paid to parent                                         42,908             48,038             26,196



Midland National Life Insurance Company
Notes to Financial Statements

--------------------------------------------------------------------------------
(Amounts in thousands)


1.      Summary of Significant Accounting Policies

        Organization

        Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The Company is licensed to operate in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates

        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments

        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as "trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Trading securities are held for resale in anticipation of short-term market movements. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        Policy loans are carried at unpaid principal balances. Short-term investments are carried at amortized cost, which approximates fair value.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options and joint ventures and limited partnerships. The derivatives are recorded at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to (i) financial ratios (ii) length of time the Company has held the investment and (iii) the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. During 2002 the Company recorded $16,429 of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.

        Recognition of Traditional Life Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts (Interest Sensitive Policies) Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 5.65% in 2002, 2.75% to 6.25% in 2001 and 2.75% to 7.5% in 2000. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivatives Instruments

        Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138.

        SFAS No. 133 requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has sold approximately $1,313,519 of annuity policies (net of $322,000 ceded to an outside reinsurer during 2002) that have a guaranteed base return and a higher potential return tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option. In accordance with SFAS No. 133, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($ 4,385 in 2002 and $1,169 in 2001) offset by the amount credited to the policyholder ($ 3,915 in 2002 and $1,085 in 2001). The following relates to the options owned as of December 31, 2002 and 2001:

                                                  2002               2001

        Notional amount                        $1,330,770          $ 959,000
        Amortized cost                          $  42,664          $  25,758
        Estimated fair value                    $  34,395          $  27,445


        SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                                 Change           December 31,      December 31,     January 1,
Gain (Loss) in Fair Value                      During 2002           2002               2001              2001

Change in investment values                      $ (9,956)          $ (8,269)           $ 1,687         $ (4,805)
Change in liability values                        (12,159)           (16,282)            (4,123)            (384)
                                            --------------     --------------     --------------    -------------

Change in derivative/option values                (22,115)           (24,551)            (2,436)          (5,189)

Offset to deferred acquisition costs               15,481             17,186              1,705            3,632
Offset to federal income taxes                      2,322              2,578                256              545
                                            --------------     --------------     --------------    -------------

Net impact                                       $ (4,312)          $ (4,787)           $  (475)        $ (1,012)
                                            --------------     --------------     --------------    -------------


        The impact as of January 1, 2001 is reflected as a change in accounting. The changes during 2002 and 2001 are reflected in the statement of income in the respective components of income.

        The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs, an adjustment to the amortization of deferred acquisition costs is made.

        The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy by reducing the volatility of cash flows and providing a better match to the characteristics of the Company's liabilities.

                                                      2002            2001

        Notional amounts                             $  728,500      $  250,000
        Fixed rates to receive (range)             4.73% to 6.04%         5.91%
        Current variable rates to pay (range)      1.40% to 1.96%         1.98%


        These swaps are accounted for as cash-flow hedges with the change in fair value reflected in other comprehensive income. The 2001 swap was entered into during 2001 so there was no change in accounting as of the beginning of year related to this investment.

                                                             Change
                                                             During         December 31,     December 31,
Gain in Fair Value                                             2002           2002               2001

Change in swaps values                                       $ 77,004          $ 77,493             $  489
Offset to deferred acquisition costs                          (54,245)          (54,245)                 -
Offset to federal income taxes                                 (7,966)           (8,137)              (171)
                                                         -------------    --------------     --------------

       Net impact to other comprehensive income              $ 14,793          $ 15,111             $  318
                                                         -------------    --------------     --------------

       The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counter party, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2002, was $65,660 and is reflected in the balance sheet in short term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on swap agreements.

        Deferred Policy Acquisition Costs

        Deferred policy acquisition costs ("DPAC") that vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

        Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

        Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience. Policy acquisition costs deferred and amortized for years ended December 31 are as follows:

                                                                      2002              2001             2000

Deferred policy acquisition costs, beginning
      of year                                                       $ 805,576         $ 554,426        $ 493,914

Offset to losses on derivative instruments -
      January 1, 2001                                                       -             3,632                -
Commissions deferred                                                  336,072           256,334          133,330
Underwriting and acquisition expenses deferred                         33,150            26,948           18,600
Change in offset to unrealized (gains) losses                        (161,493)           20,015          (35,950)
Amortization - related to operations                                  (61,259)          (53,852)         (55,468)
Amortization - related to SFAS No. 133                                 14,265            (1,927)               -
                                                               ---------------   ---------------  ---------------

Deferred policy acquisition costs, end of year                      $ 966,311         $ 805,576        $ 554,426
                                                               ---------------   ---------------  ---------------

        To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Present Value of Future Profits of Acquired Businesses

        The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:

                                                   2002              2001             2000

Balance at beginning of year                        $ 15,221          $ 18,573         $ 23,473

Amortization                                          (3,007)           (3,352)          (4,900)
                                               --------------   ---------------  ---------------

Balance at end of year                              $ 12,214          $ 15,221         $ 18,573
                                               --------------   ---------------  ---------------


        Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 25% of the December 31, 2002 balance of PVFP in 2003, 22% in 2004, 8% in 2005, 8% in 2006, and 8% in
        2007. The interest rates used to determine the amortization of the PVFP purchased ranged from 5.5% to 6.5%.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

        Federal Income Taxes

        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Assets Held in Separate Accounts

        Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

        Comprehensive Income

        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and unrealized gains and losses (other comprehensive income) on available-for-sale securities. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

        Repurchase Agreements and Collateral on Swap Agreements

        Repurchase Agreements

        As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2002 and 2001, there were $ 1,007,654 and $415,000, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

        Collateral on Swap Agreements

        As a result of market value changes, certain financial institutions involved in the interest rate swap agreements deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge was $65,368 and is reflected in the Company's balance sheet in short term investments at December 31, 2002. None of the collateral has been repledged as of December 31, 2002. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on swap agreements.

2.      Fair Value of Financial Instruments

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Cash, Short-Term Investments and Policy Loans

        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

        Other Invested Assets and Derivatives

        For joint ventures and limited partnerships, the carrying amounts reported in the balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to the quoted market prices or fair value.

        Investment Securities

        Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

        Investment-Type Insurance Contracts

        Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

        These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                December 31, 2002                     December 31, 2001
                                        -----------------------------------   -----------------------------------
                                           Carrying           Estimated          Carrying           Estimated
                                             Value           Fair Value            Value           Fair Value

Financial assets:
    Fixed maturities, available-
         for-sale                            $7,121,761         $7,121,761         $4,391,779         $4,391,779
    Equity securities, available-
         for-sale                               233,943            233,943            223,868            223,868
    Policy loans                                226,451            226,451            226,623            226,623
    Short-term investments                      377,913            377,913            289,281            289,281
    Other invested assets and
      derivatives                               257,318            257,318            156,871            156,871

Financial liabilities:
    Investment-type insurance
         contracts                            5,201,399          4,363,514          2,788,781          2,402,067


3.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments

        The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                      December 31, 2002

                                            ---------------------------------------------------------------------
                                                                   Gross           Gross
                                                                 Unrealized      Unrealized         Estimated
                                               Amortized          Holding         Holding             Fair
                                                  Cost             Gains           Losses             Value

Fixed maturities:
    U.S. Treasury and other U.S.
         Government corporations
         and agencies                             $1,583,313        $ 42,607         $  3,369         $1,622,551
    Corporate securities                           3,193,236          87,196          110,080          3,170,352
    Mortgage-backed securities                     2,231,273          91,089            4,233          2,318,129
    Other debt securities                             10,067             671                9             10,729
                                            -----------------  --------------  ---------------   ----------------

      Total fixed maturities                       7,017,889         221,563          117,691          7,121,761

Equity securities                                    225,358          10,717            2,132            233,943
                                            -----------------  --------------  ---------------   ----------------

      Total available-for-sale                    $7,243,247       $ 232,280        $ 119,823         $7,355,704
                                            -----------------  --------------  ---------------   ----------------


                                                                      December 31, 2001

                                            ---------------------------------------------------------------------
                                                                   Gross           Gross
                                                                 Unrealized      Unrealized         Estimated
                                               Amortized          Holding         Holding             Fair
                                                  Cost             Gains           Losses             Value

Fixed maturities:
    U.S. Treasury and other U.S.
         Government corporations

         and agencies                              $ 822,973         $ 4,107         $ 33,283          $ 793,797
    Corporate securities                           2,377,107          35,052           87,147          2,325,012
    Mortgage-backed securities                     1,252,541          10,927            9,431          1,254,037
    Other debt securities                             18,477             472               16             18,933
                                            -----------------  --------------  ---------------   ----------------

      Total fixed maturities                       4,471,098          50,558          129,877          4,391,779

Equity securities                                    226,063           8,826           11,021            223,868
                                            -----------------  --------------  ---------------   ----------------

      Total available-for-sale                    $4,697,161        $ 59,384        $ 140,898         $4,615,647
                                            -----------------  --------------  ---------------   ----------------

        The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,429 and a fair value of $18,475 at December 31, 2002. These securities have variable interest rates that currently average 1.99% and maturity dates in 2049.

        The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2002 and 2001 is reduced by deferred policy acquisition costs and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                        2002             2001

Net unrealized appreciation (depreciation) - AFS securities                           $ 112,457        $ (81,513)
Net unrealized appreciation - interest rate swaps                                        77,493              489
Deferred policy acquisition costs                                                      (129,034)          32,458
Deferred income taxes                                                                   (21,320)          16,998
                                                                                 ---------------  ---------------

    Accumulated other comprehensive gain (loss)                                        $ 39,596        $ (31,568)
                                                                                 ---------------  ---------------

        The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

                                                                         2002            2001             2000

Unrealized holding gains (losses) arising in the current period:

    Fixed maturities                                                   $ 209,522        $(59,692)       $ 60,815
    Equity securities                                                     (1,039)         12,680          21,644
    Other invested assets - interest rate swaps                           77,004             489               -
    Less reclassification adjustment for (gains) losses
         released into income                                            (14,512)          2,721           7,374
    Less DPAC impact                                                    (161,493)         20,015         (35,950)
    Less deferred income tax effect                                      (38,318)          8,325         (18,859)
                                                                  ---------------  --------------   -------------

      Net other comprehensive income (loss)                             $ 71,164        $(15,462)       $ 35,024
                                                                  ---------------  --------------   -------------


        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2002, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                 Amortized          Estimated
                                                                                   Cost            Fair Value

Due in one year or less                                                             $  18,457          $  17,295
Due after one year through five years                                                 647,806            640,894
Due after five years through ten years                                                990,743            997,856
Due after ten years                                                                 3,129,609          3,147,587
Securities not due at a single maturity date (primarily
      mortgage-backed securities)                                                   2,231,274          2,318,129
                                                                              ----------------   ----------------

      Total fixed maturities                                                       $7,017,889         $7,121,761
                                                                              ----------------   ----------------


        During 2002, the Company became a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to become a member the Company was required to purchase FHLB equity securities totaling $6,104. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.

        Investment Income and Investment (Losses) Gains Major categories of investment income are summarized as follows:

                                                                      2002              2001             2000

Gross investment income:

    Fixed maturities                                                $ 323,558         $ 239,652        $ 185,212
    Equity securities                                                  19,387            30,620           36,727
    Policy loans                                                       16,781            16,734           16,237
    Short-term investments                                              8,305            12,238           11,241
    Other invested assets                                              28,835            10,946            1,989
                                                               ---------------   ---------------  ---------------

      Total gross investment income                                   396,866           310,190          251,406

Amortization of investment options                                     52,106            34,216           10,200
Investment expenses                                                    20,386             8,014            5,467
                                                               ---------------   ---------------  ---------------

      Net investment income                                         $ 324,374         $ 267,960        $ 235,739
                                                               ---------------   ---------------  ---------------


        The major categories of investment gains and losses reflected in the income statement are summarized as follows:

                                                      2002            2001                   2000
                                                  --------------  --------------  -------------------------------
                                                                                                   Unrealized -
                                                                                                     Trading
                                                    Realized        Realized        Realized       Securities

Fixed maturities                                       $ 26,331        $(16,158)       $ (5,404)          $   -
Equity securities                                       (11,819)         13,437          (1,970)           (275)
Other                                                         2              (4)              2               -
                                                  --------------  --------------  --------------  --------------

      Net investment gains (losses)                    $ 14,514        $ (2,725)       $ (7,372)        $  (275)
                                                  --------------  --------------  --------------  --------------


        In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

        In 2001, the Company sold most of its investments in Enron bonds and recorded a pre-tax realized loss of approximately $28,000. Offsetting gains were taken on other securities during 2001 which were recorded in net realized investment gains.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2002, 2001, and 2000 were as follows:

                                     2002                           2001                          2000
                        -----------------------------  -----------------------------  ---------------------------
                              Fixed                          Fixed                         Fixed
                           Maturities        Equity       Maturities        Equity      Maturities       Equity

Proceeds from sales        $5,079,475       $ 69,273      $1,338,697      $ 254,900     $ 433,163      $ 267,944
Gross realized gains           88,727          2,892          39,384         18,314         7,356          8,926
Gross realized losses         (51,632)       (17,565)        (58,371)        (9,287)       (1,140)        (7,035)


        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholder's equity at December 31, 2002, except for the following investments with the following carrying values:

        BWC Corp                                            $ 110,000
        Ptolemy Limited                                       110,000
        Pimlico Road Corporation                              100,000
        Alvanley Corporation                                   95,000
        Core Funding LLC                                       88,228


        Other

        At December 31, 2002 and 2001, securities amounting to $2,183 and $3,805, respectively, were on deposit with regulatory authorities as required by law.

4.      Income Taxes

        The significant components of the provision for federal income taxes are as follows:

                                                                2002            2001             2000

Current                                                        $ 61,187        $ 37,536        $ 41,116
Deferred                                                        (18,166)           (151)         (4,577)
                                                          --------------  --------------   -------------

      Total federal income tax expense                         $ 43,021        $ 37,385        $ 36,539
                                                          --------------  --------------   -------------




        Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

                                                                 2002            2001             2000

At statutory federal income tax rate                            $ 43,660        $ 37,567        $ 35,515
Dividends received deductions                                       (405)           (701)         (1,207)
Other, net                                                          (234)            519           2,231
                                                           --------------  --------------   -------------

      Total federal income tax expense                          $ 43,021        $ 37,385        $ 36,539
                                                           --------------  --------------   -------------


        The federal income tax asset as of December 31 is comprised of the following:

                                                                   2002             2001

Net deferred income tax (liability) asset                         $ (2,098)        $ 18,055
Income taxes currently (payable) receivable                        (15,598)           2,681
                                                            ---------------  ---------------

      Federal income tax (liability) asset                       $ (17,696)        $ 20,736
                                                            ---------------  ---------------


        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                                                                       2002             2001

Deferred income tax assets:
    Policy liabilities and reserves                                    $ 320,041        $ 200,542
    Investments                                                                -           40,913
    Other, net                                                             5,333            6,459
                                                                  ---------------  ---------------

      Total gross deferred income tax assets                             325,374          247,914
                                                                  ---------------  ---------------

Deferred income tax liabilities:
    Investments                                                          (49,592)               -
    Present value of future profits of acquired business                  (4,275)          (5,327)
    Deferred policy acquisition costs                                   (273,605)        (224,532)
                                                                  ---------------  ---------------

      Total deferred income tax liabilities                             (327,472)        (229,859)
                                                                  ---------------  ---------------

      Net deferred income tax (liability) asset                         $ (2,098)        $ 18,055
                                                                  ---------------  ---------------


        Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $66,000 balance in the policyholders' surplus account at December 31, 2002.

5.      Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                   2002                           2001                           2000
                      -----------------------------   ----------------------------   ----------------------------
                          Ceded          Assumed          Ceded         Assumed          Ceded         Assumed

Premiums                $ 623,532       $ 7,519         $ 42,760       $ 6,026         $ 33,355       $ 5,246

Claims                     27,927         7,282           19,225         5,946           17,607         4,987


        The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

        The Company entered into a funds withheld coinsurance agreement with an outside reinsurer effective January 1, 2002. This is an indemnity agreement that covers 50% of all policies issued during 2002 of particular annuity plans. In this agreement the Company agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $491,472 against the reserve credits of $601,019 in the reinsurance receivable line in the December 31, 2002, balance sheet. This agreement increased (decreased) the following financial statement lines as follows:

Assets:                                                      Revenues:
    Other invested assets                     $  3,425         Net investment income                    $(11,406)
    Deferred policy acquisition

         costs                                (109,793)      Benefits and expenses:
    Reinsurance receivables                    109,547         Interest credited to policy-
                                                                    holder account balances               (8,861)
Liabilities:                                                   Operating expenses                           (353)
    Other liabilities                            2,316         Amortization of deferred
                                                                    policy acquisition costs              (3,164)


        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

6.      Statutory Financial Data and Dividend Restrictions

        The Company is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $ 27,000, $22,000 and $60,000 in 2002, 2001, and 2000 respectively. Dividends payable in 2003 up to $68,000 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31, 2002, 2001 and 2000 is approximately $61,000, $52,000 and $64,000, respectively, and capital and surplus at December 31, 2002, 2001 and 2000 is approximately $509,000, $457,000 and $365,000, respectively, in accordance with statutory accounting principles.

        The Iowa Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, which is effective January 1, 2001. The Company reported the effect of the adoption in 2001 as a net increase in surplus of $24,594, primarily as a result of the recording of deferred income taxes and eliminating the cost of collections liability.

7.      Employee Benefits

        The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2002 and 2001. The amounts reflect an allocation of the Company's portion of the SEI plan:

                                                      Pension Benefits                 Other Benefits

                                                 -----------------------------  ------------------------------
                                                    2002            2001            2002             2001

Benefit obligation at December 31                    $ 14,556        $ 11,016         $ 1,995          $  878
Fair value of plan assets at December 31                7,892           3,563               -               -
                                                 -------------  --------------  --------------   -------------

Funded status at December 31                         $ (6,664)       $ (7,453)       $ (1,995)        $  (878)
                                                 -------------  --------------  --------------   -------------

Accrued benefit liability recognized in
      financial statements                            $ 2,639         $ 2,734         $ 1,636         $ 1,576
                                                 -------------  --------------  --------------   -------------


        The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

        The amounts of contributions made to and benefits paid from the plan are as follows:


                                           Pension Benefits                 Other Benefits
                                     ------------------------------  ------------------------------
                                         2002            2001            2002             2001

Employer contributions                  $ 1,490          $  360          $    -          $  105
Employee contributions                  $     -          $    -          $   57          $   50
Benefit payments                        $    57          $  201          $  193          $  156


        The following table provides the net periodic benefit cost for the years ended 2002, 2001, and 2000:

                                                  Pension Benefits                      Other Benefits
                                         -------------------------------------  ---------------------------------
                                            2002          2001        2000        2002        2001        2000

Net periodic benefit costs                  $ 1,394       $ 1,052        $742       $197        $ 34        $110
                                         -----------   -----------  ----------  ---------   ---------   ---------


        The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                                 Pension Benefits           Other Benefits
                                                             -------------------------  ------------------------
                                                                2002          2001         2002         2001

Weighted-average assumptions as of
      December 31:

    Discount rate                                               6.75%         7.25%        6.75%        7.25%
    Expected return on plan assets                              8.75%         8.75%         N/A          N/A
    Rate of compensation increase                               4.25%         4.25%         N/A          N/A


        For measurement purposes, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2010 and remain at that level thereafter.

        The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2002, 2001, and 2000 were $5,388, $1,392, and $1,191, respectively. The expense for 2002, 2001, and 2000 was $3,660, $3,170, and $2,917, respectively. All contributions to the ESOP are held in trust.

8.      Commitments and Contingencies

        Lease Commitments

        Midland's home office building has been conveyed to the City of Sioux Falls, South Dakota, and leased back in a transaction in which the City issued $4,250 of Industrial Revenue Bonds for face value. The bonds were fully repaid by the City of Sioux Falls during 2002, concurrently the lease term also expired. The lease includes a purchase option under which the Company may repurchase the building upon repayment of all bonds issued. The lease terms provided for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building will pass to the Company pending completion of title documents. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

        The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $ 2,005, $1,795, and $2,365 for the years ended December 31, 2002, 2001, and 2000, respectively. The minimum future rentals on operating leases at December 31, 2002, are $1,284 in 2003; $1,113 in 2004; $1,113 in 2005; $1,021 in 2006; $951 in
        2007 and $2,490 thereafter.

        Other Contingencies

        The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.

9.      Other Related Party Transactions

        The Company pays fees to SEI under management contracts. The Company was charged $ 4,725, $4,029, and $3,880 in 2002, 2001, and 2000, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $7,147 and $2,751 in 2002 and 2001, respectively. Prior to April 2001 the Company paid investment management fees to an affiliate, Midland Advisors Company ("MAC"). MAC was a wholly owned subsidiary of SEI. Fees related to MAC's services were $2,138 and $1,781 in 2001 and 2000, respectively. On May 1, 2001, MAC was sold to Guggenheim with SEI receiving stock in Guggenheim.

        The Company provides certain insurance and non-insurance services to North American and NANY. The Company was reimbursed $ 13,233, $8,756, and $6,076 in 2002, 2001, and 2000, respectively, for the costs incurred to render such services.

        The Company received a $10,000 capital contribution from SEI in 2002. These funds, along with another capital contribution received in 2003, are to be applied as part of the funds to purchase Clarica US, Inc. in 2003 as shown below.

10.     Subsequent Event

        Subsequent to December 31, 2002, the Company acquired 100% of the shares of Clarica US, Inc., which is the holding corporation for Clarica Life Insurance Company. The primary source of funds used to acquire the Clarica US, Inc. shares was a capital contribution from SEI of $225 million received in January, 2003. The purchase price for these shares was approximately $287 million. The preliminary allocation of the purchase price to the assets and liabilities of this company is as follows:

        Assets:
            Investment securities                                    $2,647,000
            Mortgage loans                                              670,000
            Policy loans                                                 58,000
            Other invested assets                                        12,000
            Federal income tax, current and deferred                     60,000
            Other assets                                                 47,000
                                                                    ------------

              Total assets                                            3,494,000
                                                                    ------------

        Liabilities:
            Life and annuity reserves and account values              2,951,000
            Other liabilities                                           256,000
                                                                    ------------

              Total liabilities                                      $3,207,000
                                                                    ------------

        The final purchase price and price allocation is subject to future adjustments pending the resolution of certain post-closing matters.

                                     Part C

                                OTHER INFORMATION

Item 24.

 (a)  Financial Statements

      Financial statements are included in Part B of the Registration Statement.

 (b)  Exhibits:

     (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (4)

     (2)  Not Applicable

     (3) (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (7)

          (b) Registered Representative Contract  (4)

     (4)   (a)Form Flexible Premium Deferred Variable Annuity Contract (7)

     (5) (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (7)

     (6) (a)Articles of Incorporation of Midland National Life Insurance Company (4)

           (b) By-laws of Midland National Life Insurance Company  (4)

     (7) Form of Reinsurance Agreement for contracts issued under this Registration Statemenmt (9)

     (8) (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II (4)

          (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II (3)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (4)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc.
               (4)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts (5)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (5)

          (g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (6)

          (h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (2)

          (i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (6)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation (7)

          (k)Form of Participation Agreement between Midland National Life Insurance Company and INVESCO Funds Group, Inc. (7)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC
               (8)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (9)

          (n) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment Management, Inc. (9)

          (o) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

          (p) Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC (9)

     (9)  Opinion and Consent of Counsel - Stephen P. Horvat Jr.(9)

     (10) (a) Consent of Counsel (9)

          (b) Consent of Independent Auditors (9)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations - (9)

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 on April 30, 1995 for Form N-4 (File No. 33-64016.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 on August 31, 1999 for Form S-6 (File No. 333-80975).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 2 on April 23, 1997 for Form S-6 (File No. 333-14061).

(4) Incorporated herein by reference to Post-Effective Amendment No. 6 on April 30, 1998 for Form N-4 (File number 33-64016.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 on April 30, 1999 for Form N-4 (File number 33-64016).

(6) Incorporated herein by reference to Post-Effective Amendment No. 6 on February 15, 2001 for Form S-6 (File No. 333-14061).

(7) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File 333-71800).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 on April 29, 2003 for Form N-6 (File 333-14061)

(9)  Filed herewith.


Item 25. Directors and Officers of the Depositor

---------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                   Position and Offices with Depositor
---------------------------------------------------------------------- -----------------------------------------------------

---------------------------------------------------------------------- -----------------------------------------------------
John J. Craig, II                                                      President and Chief Operating Officer
---------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier                                                    Senior Vice President and Chief Marketing Officer
---------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***.                                              Senior Vice President, Secretary and General
                                                                       Counsel
---------------------------------------------------------------------- -----------------------------------------------------
Donald J. Iverson                                                      Senor Vice President and Corporate Actuary
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Korba                                                        Member of the Board of Directors
---------------------------------------------------------------------- -----------------------------------------------------
Jon P. Newsome**                                                       Executive Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Thomas M. Meyer                                                        Senior Vice President and Chief Financial Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***                                                      Senior Vice President and Chief Information Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder                                                         Executive Vice, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan                                                     Vice President, Underwriting and New Business
---------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer                                                       Vice President, Product Development
---------------------------------------------------------------------- -----------------------------------------------------
Esfandyar Dinshaw**                                                    Sr. Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Robert Tekolste**                                                      Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Meg J. Taylor***                                                       Vice President and Chief Compliance Officer
---------------------------------------------------------------------- -----------------------------------------------------


* Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA
     50266

***  525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland.

Sammons Enterprises, Incorporated is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number
Two.  Other direct or indirect subsidiaries of Sammons Enterprises, Incorporated are:

                                                                                          Percent Of Voting
  Name                                                        Jurisdiction                Securities Owned

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Communications, Inc.                                Delaware                    100%
  Sammons Communications of New Jersey, Inc. merged
  into Sammons Communications, Inc. as of 12/31/2002.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Communication of Pennsylvania, Inc.                 Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Consolidated Investment Services, Inc.                      Nevada                      100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Richmond Holding Company, LLC                               Delaware                    5%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Financial Holdings, Inc.  - changed name to
  Sammons Financial Group, Inc. as of 1/11/2002.
  NACOLAH Holding Corporation merged into Sammons             Delaware                    100%
  Financial Group as of  1/1/2002.
  ----------------------------------------------------------- --------------------------- --------------------------
  Midland National Life Insurance Company                     Iowa                        100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Institutional Founders Life Insurance Company -             Illinois                    100%
  voluntary dissolution pending 4/2003
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life & Health Insurance
  NACOLAH Life Insurance Company merged into North
  American Company for Life & Health Insurance as of          Illinois                    100%
  1/1/2002.

  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life & Health Insurance of                                   100%
  New York                                                    New York
  ----------------------------------------------------------- --------------------------- --------------------------
  CHC Holding, Inc.                                           Wisconsin                   100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Clarica Life Insurance Company - U.S.                       North Dakota                100%
  ----------------------------------------------------------- --------------------------- --------------------------
  WSLIC Marketing Corp.                                       North Dakota                100%
  ----------------------------------------------------------- --------------------------- --------------------------
  CHC Services, Inc.                                          Wisconsin                   100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Western States Development Corp.                            North Dakota                100%
  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Midland Advisors Company - stock sale 5/2001                South Dakota                0%
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Holdings, Inc.                                      Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Mortgage, Inc.                                      Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  CH Holdings, Inc.                                           Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Corporation                                         Texas                       100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Otter, Inc.                                                 Oklahoma                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Power Development, Inc.                             Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                    50%
  ----------------------------------------------------------- --------------------------- --------------------------
  Mountain Valley Spring Company                              Arkansas                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Water Lines, Inc.                                           Arkansas                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution Holdings, Inc.                         Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Vinson Supply Company - changed name to Sammons             Delaware                    100%
  VSC, Inc. 3/19/2001.
  ----------------------------------------------------------- --------------------------- --------------------------
  Vinson Supply (UK) LTD.                                     United Kingdom              50%
  ----------------------------------------------------------- --------------------------- --------------------------
  Myron C. Jacobs Supply                                      Oklahoma                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Composite Thread Protectors, Inc. - changed name to         Pennsylvania                100%
  Sammons CTP, Inc. 3/23/2001.
  ----------------------------------------------------------- --------------------------- --------------------------
  Vinson Process Controls Company- changed name to            Delaware                    100%
  Sammons VPC, Inc. 3/20/2001.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution, Inc.                                  Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs-Weaver, Inc. - changed name to Sammons BW,
  Inc. 3/15/2001.
  B-W Mex Services, Inc. merged into Sammons BW, Inc.         Delaware                    100%
  12/31/02.

  ----------------------------------------------------------- --------------------------- --------------------------
  TMIS, Inc.                                                  Texas                       100%
  ----------------------------------------------------------- --------------------------- --------------------------
  B-W Mex, Inc.                                               Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Abastecedora de Services Industriales y Productos S.A.
  de C.V.  (ASPI)
  Personal Para Services Integrados de Mexico S.A.
  (Personal)  and
  Especialistas en Systems de Distribucion  Industrial
  S.A. de C.V. (ESDI) and                                     Mexico                      100%
  Especialistas en Procuramiento
  Industrial S.A. de C.V. (EPI) all merged into
  Abastecoedora de Services Industrials Productos S.A.
  de C.V. (ASPI) as of 12/31/02.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sealing Specialists of Texas, Inc.                          Texas                       100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs ITD Corp.                                            Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Trust                                      Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Mexico, Inc.                               Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)           Mexico                      100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment S.A. de C.V. (BESA)                        Mexico                      100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Construction Equipment, Inc.                         Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark LP, Inc.                                          Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark Holding, Inc.                                     Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Venture Properties, Inc.                            Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Realty Corporation                                  Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture GP, Inc.                             Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture LP, Inc.                             Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Income Properties, Inc.                             Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Eiger Venture, Inc.                                 Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  GBH Venture Co. , Inc.                                      Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Grand Bahama Hotel Co.                                      Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Jack Tar Grand Bahama Limited                               Bahamas                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  The Grove Park Inn Resort, Inc.                             Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Adventure Tours USA, Inc.  - changed name to
  Sammons Tours, Inc. 6-18-01.
  Santo Tours and Travel, Inc. - change their name to         Delaware                    100%
  Sammons Tours of New York 2002.  Merged with
  Sammons Tours, Inc. 12/31/2002.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities, Inc.                                    Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities Company, LLC.                            Delaware                    50%
  ----------------------------------------------------------- --------------------------- --------------------------
  Herakles Investments, Inc.                                  Delaware                    100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sponsor Investments, LLC.                                   Texas                       75%


Item 27. Number of Contract Owners

  As of December 31, 2002 there were 44 holders of nonqualified contracts and 66 holders of qualified contracts.

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

     ---------------------------------- ---------------------------------------
     Name and Principal                 Positions and Offices with
     Business Address*                  Sammons Securities Corporation

     ---------------------------------- ---------------------------------------
     Steve Palmitier                    President
     One Midland Plaza,
     Sioux Falls, SD 57193-9991
     ---------------------------------- ---------------------------------------
     Jerome S. Rydell                   Chairman
     ---------------------------------- ---------------------------------------
     Michael Masterson                  Vice-Chairman
     525 West Van Buren
     Chicago, IL  60607
     ---------------------------------- ---------------------------------------
     Michael J. Brooks                  Vice-President
     ---------------------------------- ---------------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-71800) during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting

     Name of Principal             Discounts and           Compensation on            Brokerage               Other
        Underwriter                 Commissions               Redemption             Commissions           Compensation
---------------------------- -------------------------- ------------------------ --------------------- ---------------------
    Sammons Securities              $69,007.09                     0                      0                     0
       Company, LLC
---------------------------- -------------------------- ------------------------ --------------------- ---------------------

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of April 2003.

                                                                MIDLAND NATIONAL LIFE
                                                                SEPARATE ACCOUNT C (REGISTRANT)


Attest:  /s/                                                 By:   /s/*
        ----------------------------------------------------      --------------------

                                                                  MICHAEL M. MASTERSON
                                                                  Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                 INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                                By:   /s/   *
        ----------------------------------------------------     -------------------------------------------
                                                                   MICHAEL M. MASTERSON
                                                                   Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 28, 2003.

                               Signatures                                                  Title                             Date

/s/  *                                                      Chairman of the Board of Directors,                         ____________
---------------------------------------------               Director, Chief Executive Officer
      MICHAEL M. MASTERSON                                  (Principal Executive Officer)



/s/  *                                                      Senior Vice President, Chief Financial Officer              ____________
----------------------------------------                         (Principal Financial Officer)
      THOMAS M. MEYER


/s/  *                                                      President, Chief Operating Officer, Director                ____________
---------------------------------------------------
      JOHN J. CRAIG, II

/s/  *                                                      Director, Senior Vice President,                            ____________
---------------------------------------------------             Chief Marketing Officer
      STEVEN C. PALMITIER

/s/  *                                                      Director, Senior Vice President,                            ____________
---------------------------------------------------            Corporate Actuary
      DONALD J. IVERSON

/s/  *                                                      Director, Senior Vice President-Legal                       ____________
---------------------------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                                      Director, Chief Executive Officer, President                ____________
---------------------------------------------------            of Sammons
      ROBERT W. KORBA


*By:  /s/_______________________________________                                                                      April 28, 2003
---------                                                                                                               ------------
             Therese M. Michels
              Attorney-in-Fact
          Pursuant to Power of Attorney


                           Registration No. 333-71800

                         POST EFFECTIVE AMENDMENT NO. 5



--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                                     EXHIBIT INDEX

---------------------------- -----------------------------------------------------------------------------------------------
Item                         Exhibit

---------------------------- -----------------------------------------------------------------------------------------------
24 (b)(7)                    Form of Reinsurance Agreement for contracts issued under this Registration Statement.
---------------------------- -----------------------------------------------------------------------------------------------
24 (b)(8)(m)                 Form of Participation Agreement between Midland National Life Insurance Company and
                             Rydex Global Advisors
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(8)(n)                  Form of Participation Agreement between Midland National Life Insurance Company and
                             J.P. Morgan Investment Management, Inc.
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(8)(o)                  Form of Participation Agreement between Midland National Life Insurance Company and
                             Calvert Asset Management Company, Inc.
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(8)(p)                  Form of Participation Agreement between Midland National Life Insurance Company and
                             Janus Capital Management LLC
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(8)(q)                  Amendment to Participation Agreement with Van Eck
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(9)                     Opinion and Consent of Counsel - Stephen P. Horvat Jr
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(10)(a)                 Consent of Sutherland Asbill & Brennan LLP
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(10)(b)                 Consent of PricewaterhouseCoopers LLP
---------------------------- -----------------------------------------------------------------------------------------------
24(b)(13)                    Performance Data Calculations
---------------------------- -----------------------------------------------------------------------------------------------
                             Power of Attorney
---------------------------- -----------------------------------------------------------------------------------------------


          Form of Reinsurance Agreement

ARTICLE V.
ARTICLE VI.
ARTICLE VII.
ARTICLE VIII.
ARTICLE IX.
ARTICLE X.
ARTICLE XI.
ARTICLE XII.
ARTICLE XIII.                        Confidential Binding Reinsurance Proposal

Reinsured                            Midland National Life Insurance Company ("Midland")

Reinsurer                            XXXXXXXXXXXX

Reinsurance Proposal

Expiration Date                      XXXXXXXXXXXX

Business Reinsured                   National Advantage Variable Annuity

Guaranteed Minimum Death
Benefit (GMDB) Risk

Definition                           GMDB Optional Rider: 6% Roll-up (limited to 200% of premiums minus adjustments for partial surrenders)
                                     Note:  GMDB benefit is defined fully in the prospectus and related contracts
                                     Note:  Partial withdrawals reduce the death benefit proportionally

Earnings Enhancement Benefit

(EEB) Risk Definition                Estate Planning Optional Rider:  40% of account growth with claims limited to
                                     50% of net premiums
                                     Note:  EEB benefit is defined fully in the prospectus and related contracts

Net Amount At Risk Definition        For each individual policy;  GMDB Net Amount At Risk = Maximum
                                     (0, GMDB Value - Account Value)

                                     For each individual policy:  EEB Net Amount At Risk = Maximum
                                     (0, EEB Risk) where EEB Risk is defined as above

Method                               Automatic reinsurance for a 100% Quota Share of the GMDB risk and EEB risk arising under the eligible contracts subject to limits stated below.

Effective Date                       XXXXXXXXXXXXXX

New Business Limit                   This agreement will cover policies with issue dates on or after the Effective Date and on or prior to the Closing Date.
                                     The Closing Date is defined to the Closing Date.

                                        1.        XXXXXXXXXXXX

                                        2.        The date on which the total
                                                  new premiums on eligible
                                                  contracts reinsured under this
                                                  agreement to XXXXX reaches or
                                                  exceeds XXXXX

                                     Premiums received after the Closing Date in respect of polices reinsured to XXXXX will be covered under this agreement.

Claim Definition                     XXXXX agrees to reimburse Midland for all GMDB and EEB claims, subject to the limitations set forth in this proposal.

                                     GMDB claims are defined for each individual policy as the GMDB Net Amount AT
                                     Risk on the date on which the death claim of the policyholder is approved under the terms of the prospectus and related contracts.
                                     EEB claims are defined for each individual policy as the EEB Net Amount At Risk on the date on which the death claim of the policyholder is approved under the terms of the prospectus and related contracts.
                                     Reinsurance claims (due to Midland) will be netted from reinsurance premiums
                                     (due to XXX), with the balance payable to the appropriate party.

Individual Claim Limit               The maximum reinsurance claim liability on a single life shall be $1 million.


Aggregate GMDB Claim Limit           The maximum  reinsurance claim liability for any calendar year for claims resulting from  the  GMDB Net  Amount  At Risk  for  contracts  which  elect  the GMDB  Rider but do not elect the Estate  Planning  Rider shall be equal to XXX basis points XXX multiplied  by the average  account  value in such  contracts  reinsured to XXX for that calendar year.

                                     The  average  account  value  in such  contracts  for the  calendar  year  shall be calculated  by summing  the  average of the account  values in such  contracts  for each of the 12 months and dividing by 12.

                                     The  average  of  the  account  value  in  such  contracts  for a  month  shall  be calculated by averaging the sum of account  values in such  contracts for the prior month-end  and  the  sum of  account  values  in such  contracts  for  the  current month-end.

Aggregate EEB Claim Limit            The maximum  reinsurance claim liability for any calendar year for claims resulting from the EEB Net  Amount At Risk for  contracts  which  elect the elect the  Estate
                                     Planning  Rider  but do not  elect  the GMDB  Rider  shall  be  equal to XXX  basis points XXX multiplied by the average  account value in such contracts  reinsured to
                                     XXX for that calendar year.

                                     The  average  account  value  in such  contracts  for the  calendar  year  shall be calculated  by summing  the  average of the account  values in such  contracts  for each of the 12 months and dividing by 12.

                                     The  average  of  the  account  value  in  such  contracts  for a  month  shall  be calculated by averaging the sum of account  values in such  contracts for the prior month-end  and  the  sum of  account  values  in such  contracts  for  the  current month-end.

Aggregate GMDB and                   The maximum reinsurance claim liability for any calendar year for claims


EEB Claim Limit                      resulting  from  the  GMDB  Net  Amount  At Risk  and EEB Net  Amount  At Risk  for
                                     contracts  which  elect the GMDB Rider and elect the Estate  Planning  Rider  shall be equal to XXX basis points XXX  multiplied  by the average  account value in such contracts reinsured to XXX for that calendar year.

                                     The  average  account  value  in such  contracts  for the  calendar  year  shall be calculated  by summing  the  average of the account  values in such  contracts  for each of the 12 months and dividing by 12.

                                     The  average  of  the  account  value  in  such  contracts  for a  month  shall  be calculated by averaging the sum of account  values in such  contracts for the prior month-end  and  the  sum of  account  values  in such  contracts  for  the  current month-end.

Termination of Liability             XXXXX has no further  liability on an individual  policy after one of the following events has occurred:


                                        1.        The policy is annuitized (converts to payout status)


                                        2.        There is a full withdrawal of policy funds


                                        3.        The policyholder (or eldest policyholder if a joint policy) reaches the maximum annuitization age stated in the policy form (attained age
                                                  100)


                                        4.        For a single policyholder, a death that results in payment of a death benefit


                                        5.        For a joint policy, a death that results in a full withdrawal of policy funds


          Changes to the Variable Annuity Policy Form, Contract, Or Prospectus

          Midland must notify XXX in advance of any upcoming changes to the variable annuity policy form, contract, or prospectus that may affect risks reinsured under this agreement. Such changes include, but are not limited to:

                                        1.        Addition or deletion or substitution of available fund options that materially affects the risk profile of the available fund options


                                        2.        Changes to fees or fee structure


                                        3.        Changes to policy form, contract, or prospectus wording which after the risks reinsured hereunder


                                                  Within 30 days of such notification, XXX will determine whether the changes require amending this agreement.

Administration / Reporting           Midland  will provide XXX with an  electronic  report for each month within 30 days of month-end.
                                     This report will provide  aggregate  month-end  data as  described in  Attachment 1 as completely as possible.

                                     This report will provide  individual  policy data as  described in  Attachment 1 as completely as possible.
                                     The report will be used to monitor the aggregate claim limits  described  above. If necessary,  a true-up for reinsurance claim  over-payment or under-payment  will be made based on the year-end report.

Reserves                             GMDB  Reserves  will  be  established  by XXX  to  meet  AG34  or  any  other  U.S.
                                     Statutory reserve  requirements  applicable to Midland,  taking into  consideration the claim limits.

                                     EEB Reserves  will be  established  by XXX to meet the  prevailing  NAIC  Statutory reserve  guideline,  taking into account the claim limits.  These  reserves will be secured by a Reg. 114 trust or a clean unconditional,  "evergreen" Letter of Credit complying  with the  provisions of New York  Insurance  Regulation  20.  Additional
                                     reserves  requested  by  Midland  may  be  established  by  XXX  and  secured  by a
                                     Letter of Credit. An additional  reinsurance  premium will be required equal to XXX basis points XXX annually of the additional reserve amount established.

Reinsurance Premium                  Annual  reinsurance  premium  rates are  shown  below  and are  expressed  in basis points (0.0001).
                                     In practice, these rates will be applied monthly using 1/12 of the annual rates.
                                     The  monthly  reinsurance  premium due is  calculated  by  multiplying  the monthly reinsurance  premium rate by the average  account  value under  eligible  contracts reinsured to XXX for that calendar month.
                                     The  average  account  value  under  eligible   contracts  for  a  month  shall  be
                                     calculated by averaging the sum of the account values under eligible  contracts for the prior month-end and the sum of the account values under eligible  contracts for the current month-end.

                                     In  aggregate,  the  reinsurance  premium  due in any  month  shall be no less than
                                     XXX



----------------------------------------------- ----------------- -------------------------------------------
Section 1.                Benefit Type             Issue Ages                (a)  Annual Reinsurance

                                                                             13.2 Premium Rate

----------------------------------------------- ----------------- -------------------------------------------
                     GMDB                             0-75                                 XXX
----------------------------------------------- ----------------- -------------------------------------------
                     EEB                              0-75                                 XXX
----------------------------------------------- ----------------- -------------------------------------------
                 GMDB and EEB                         0-75                                 XXX
----------------------------------------------- ----------------- -------------------------------------------

Rydex

                             PARTICIPATION AGREEMENT

                                      Among

                              RYDEX VARIABLE TRUST,

                            RYDEX DISTRIBUTORS, INC.

                                       and

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

                           DATED AS OF APRIL 30, 2002

                                TABLE OF CONTENTS

                                                                                                                    Page

ARTICLE I                   Purchase of Trust Shares...................................................................2

ARTICLE II                  Representations and Warranties.............................................................4

ARTICLE III                 Prospectuses, Reports to Shareholders

                               and Proxy Statements, Voting............................................................6

ARTICLE IV                  Sales Material and Information.............................................................7

ARTICLE V                   Fees and Expenses..........................................................................9

ARTICLE VI                  Diversification............................................................................9

ARTICLE VII                 Potential Conflicts........................................................................9

ARTICLE VIII       Indemnification....................................................................................11

ARTICLE IX                  Applicable Law............................................................................17

ARTICLE X                   Termination...............................................................................17

ARTICLE XI                  Notices...................................................................................19

ARTICLE XII                 Miscellaneous.............................................................................19

SCHEDULE A         Separate Accounts and Contracts....................................................................22

SCHEDULE B         Proxy Voting Procedures............................................................................23



          THIS AGREEMENT, made and entered into as of the 30th day of April, 2002 by and among MIDLAND NATIONAL LIFE INSURANCE COMPANY (hereinafter the "Company"), an Iowa corporation, on its own behalf and on behalf of each separate account of the Company set forth on Schedule A hereto as may be amended from time to time (each such account hereinafter referred to as the "Account"), RYDEX VARIABLE TRUST (hereinafter the "Trust"), a Delaware business trust, and RYDEX DISTRIBUTORS, INC. (hereinafter the "Underwriter"), a Maryland corporation.

          WHEREAS, the Trust engages in business as an open-end management investment company and is available to act as (i) the investment vehicle for separate accounts established by insurance companies for individual and group life insurance policies and individual and group annuity contracts with variable accumulation and/or pay-out provisions (hereinafter referred to individually and/or collectively as "Variable Insurance Products") and (ii) the investment vehicle for certain qualified pension and retirement plans (hereinafter "Qualified Plans"); and

          WHEREAS, insurance companies desiring to utilize the Trust as an investment vehicle under their Variable Insurance Products enter into participation agreements with the Trust and the Underwriter (the "Participating Insurance Companies");

          WHEREAS, beneficial interests in the Trust are divided into several series of interests or shares, each representing the interest in a particular managed portfolio of securities and other assets, any one or more of which may be made available under this Agreement, as may be amended from time to time by mutual agreement of the parties hereto (each such series is hereinafter referred to as a "Fund"); and

          WHEREAS, the Trust has obtained an order from the Securities and Exchange Commission granting Participating Insurance Companies and Variable Insurance Product separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended (hereinafter the "1940 Act"), and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of a Fund to be sold to and held by Variable Insurance Product separate accounts of both affiliated and unaffiliated life insurance companies and Qualified Plans (hereinafter the "Shared Funding Exemptive Order"); and

          WHEREAS, the Trust is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

          WHEREAS, the Underwriter is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD") and serves as principal underwriter of the shares of the Trust; and

          WHEREAS, the Company has registered or will register certain Variable Insurance Products under the 1933 Act; and

          WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution or under authority of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforementioned Variable Insurance Products; and

          WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act; and

          WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Funds on behalf of each Account to fund certain of the aforementioned Variable Insurance Products and the Underwriter is authorized to sell such shares to each such Account at net asset value;

          NOW, THEREFORE, in consideration of their mutual promises, the Company, the Trust and each Underwriter agree as follows:

                       ARTICLE I. Purchase of Trust Shares

          1.1. The Trust agrees to make available for purchase by the Company shares of the Trust and shall execute orders placed for each Account (based on orders placed by Policy holders prior to the close of regular trading on the New York Stock Exchange, Inc. on that Business Day, as defined below) on a daily basis at the net asset value next computed after receipt by the Trust or its designee of such order. For purposes of this Section 1.1, the Company shall be the designee of the Trust for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives a best efforts estimate notice of such order not later than the appropriate fund closing time on the same Business Day that such order is received by the Company and provided that the Trust receives the final order by 9:00a.m. Eastern standard time on the next following business day. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading and on which the Trust calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

          1.2. The Trust, so long as this Agreement is in effect, agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by the Company and its Accounts on those days on which the Trust calculates its net asset value pursuant to rules of the Securities and Exchange Commission and the Trust shall use reasonable efforts to calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Trustees of the Trust (hereinafter the "Board") may refuse to permit the Trust to sell shares of any Fund to any person, or suspend or terminate the offering of shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Fund.

          1.3. The Trust agrees that shares of the Trust will be sold only to Participating Insurance Companies and their separate accounts and to certain Qualified Plans. No shares of any Fund will be sold to the general public.

          1.4. The Trust will not make its shares available for purchase by any insurance company or separate account unless an agreement containing provisions substantially the same as in Section 1.3 of Article I, Section 3.5 of Article III, Article VI and Article VII of this Agreement is in effect to govern such sales.

          1.5. The Trust agrees to redeem for cash, on the Company's request, any full or fractional shares of a Trust held by the Company (based on orders placed by Policy holders prior to the close of regular trading on the NYSE on that Business Day), executing such requests on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the request for redemption. Subject to and in accordance with applicable laws, and subject to written consent of the Company, the Trust may redeem shares for assets other than cash. For purposes of this Section 1.5, the Company shall be the designee of the Trust for receipt of requests for redemption from each Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives a best efforts estimate notice of such order not later than the appropriate fund closing time on the same Business Day that such order is received by the Company and provided that the Trust receives the final order by 9:00 a.m. Eastern standard time on the next following business day. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading and on which the Trust calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

          1.6. The Company agrees that purchases and redemptions of Fund shares offered by the then current prospectus of the Trust shall be made in accordance with the provisions of such prospectus. The Variable Insurance Products issued by the Company, under which amounts may be invested in the Trust (hereinafter the "Contracts"), are listed on Schedule A attached hereto and incorporated herein by reference, as such Schedule A may be amended from time to time by mutual written agreement of all of the parties hereto. The Company will give the Trust and the Underwriter 45 days advance written notice of its intention to make available in the future, as a funding vehicle under the Contracts, any other investment company.

          1.7. The Company shall pay for Trust shares on the next Business Day after an order to purchase Trust shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire. For purposes of Section 2.9 and 2.10, upon receipt by the Trust of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Trust.

          1.8. Issuance and transfer of the Trust's shares will be by book entry only. Stock certificates will not be issued to the Company or any Account. Shares ordered from the Trust will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.

          1.9. The Trust shall furnish same day notice (by electronic means, wire or telephone, followed by written confirmation) to the Company of any income, dividends or capital gain distributions payable on Fund shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on the Fund shares in additional shares of that Fund. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Trust shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

          1.10. The Trust shall make the net asset value per share for each Fund available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Eastern time) and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern time.

                   ARTICLE II. Representations and Warranties

           2.1. The Company represents and warrants that the Contracts are or will be registered under the 1933 Act; that the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account prior to any issuance or sale thereof as a segregated asset account under Section 58-28 of the General Statutes of South Dakota and has registered or, prior to any issuance or sale of the Contracts, will register each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.

          2.2. The Trust represents and warrants that Trust shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of Delaware and all applicable federal and state securities laws and that the Trust is and shall remain registered under the 1940 Act. The Trust shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Trust shall register and qualify the shares for sale in accordance with the laws of the various states, to the extent required by applicable state law.

          2.3. The Trust represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

          2.4. The Company represents and warrants that the Contracts are currently treated as life insurance policies or annuity contracts, under applicable provisions of the Code and that it will make every effort to maintain such treatment and that it will notify the Trust immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

          2.5. The Trust represents that to the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, it will have a board of trustees, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

          2.6. The Trust represents that the Trust's investment policies, fees and expenses are and shall at all times remain in compliance with the laws of the State of Delaware and the Trust represents that their respective operations are and shall at all times remain in material compliance with the laws of the State of Delaware to the extent required to perform this Agreement.

          2.7. The Trust represents that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will comply in all material respects with the 1940 Act.

          2.8. The Underwriter represents and warrants that it is and shall remain duly registered in all material respects to the extent under all applicable federal and state securities laws and that it will perform its obligations for the Trust in compliance in all material respects with the laws of its state of domicile and any applicable state and federal securities laws.

          2.9. The Trust represents and warrants that its directors, officers, employees, and other individuals/entities dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the minimum coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid blanket fidelity bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

          2.10. The Company represents and warrants that all of its directors, officers, employees, investment Underwriter, and other individuals/entities dealing with the money and/or securities of the Trust are covered by a blanket fidelity bond or similar coverage, in an amount not less than that required by Rule 17g-1 under the Act. The aforesaid includes coverage for larceny and embezzlement and shall be issued by a reputable bonding company. The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Trust and the Underwriter in the event that such coverage no longer applies.

 ARTICLE III. Prospectuses, Reports to Shareholders and Proxy Statements; Voting

          3.1. The Trust or its designee shall provide the Company with as many printed copies of the Trust's current prospectus and statement of additional information as the Company may reasonably request. If requested by the Company, in lieu of providing printed copies, the Trust, at its expense, shall provide camera-ready film or computer diskettes containing the Trust's prospectus and statement of additional information, and such other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus and/or statement of additional information for the Trust is amended during the year) to have the prospectus for the Contracts and the Trust's prospectus printed together in one document, and to have the statement of additional information for the Trust and the statement of additional information for the Contracts printed together in one document. Alternatively, the Company may print the Trust's prospectus and/or its statement of additional information in combination with other Trust companies' prospectuses and statements of additional information.

          3.2. Except as provided in this Section 3.2., all expenses of printing and distributing Trust prospectuses and statements of additional information shall be the expense of the Company. For prospectuses and statements of additional information provided by the Company to its existing owners of Contracts in order to update disclosure as required by the 1933 Act and/or the 1940 Act, the cost of printing shall be borne by the Trust. The Trust, at its expense, will provide camera-ready film or computer diskettes in lieu of receiving printed copies of the Trust's prospectus. The Company agrees to provide the Trust or its designee with such information as may be reasonably requested by the Trust to assure that the Trust's expenses do not include the cost of printing any prospectuses or statements of additional information other than those actually distributed to existing owners of the Contracts.

          3.3. The Trust's statement of additional information shall be obtainable from the Trust, the Company or such other person as the Trust may designate, as agreed upon by the parties.

          3.4. The Trust, at its expense, shall provide the Company with copies of its proxy statements, reports to shareholders, and other communications (except for prospectuses and statements of additional information, which are covered in section 3.1) to shareholders in such quantity as the Company shall reasonably require for distributing to Contract owners.

          3.5.  If and to the extent required by law the Company shall:

               (i)  solicit voting instructions from Contract owners;


               (ii) vote the Fund shares in accordance with instructions
                    received from Contract owners; and

               (iii) vote Fund shares for which no instructions have been received in the same proportion as Trust shares of such Fund for which instructions have been received,

so long as and to the extent that the Securities and Exchange Commission continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. The Company reserves the right to vote Fund shares held in any Account in its own right, to the extent permitted by law. The Trust and the Company shall follow the procedures, and shall have the corresponding responsibilities, for the handling of proxy and voting instruction solicitations, as set forth in Schedule B attached hereto and incorporated herein by reference. Participating Insurance Companies shall be responsible for ensuring that each of their separate accounts participating in a Fund calculates voting privileges in a manner consistent with the standards set forth on Schedule B, which standards will also be provided to the other Participating Insurance Companies.

          3.6. The Trust will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Trust will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Trust is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Trust will act in accordance with the Securities and Exchange Commission's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors and with whatever rules the Commission may promulgate with respect thereto.

          3.7. The Trust shall use reasonable efforts to provide Trust prospectuses, reports to shareholders, proxy materials and other Trust communications (or camera-ready equivalents) to the Company sufficiently in advance of the Company's mailing dates to enable the Company to complete, at reasonable cost, the printing, assembling and distribution of the communications in accordance with applicable laws and regulations.

                   ARTICLE IV. Sales Material and Information

          4.1. The Company shall furnish, or shall cause to be furnished, to the Underwriter, each piece of sales literature or other promotional material in which the Trust or the Underwriter is named, at least five Business Days prior to its use. No such material shall be used if the Trust or its designee reasonably objects to such use within five Business Days after receipt of such material.

          4.2. The Company shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Trust, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust or its designee, except with the permission of the Trust.

          4.3. The Trust or its designee shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company or its separate account(s) or Contracts are named at least five Business Days prior to its use.

          No such material shall be used if the Company or its designee reasonably objects to such use within five Business Days after receipt of such material.

          4.4. The Trust and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, each Account, or the Contracts, other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

          4.5. The Trust will provide to the Company at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Trust or its shares, contemporaneously with the filing of such document with the Securities and Exchange Commission or other regulatory authorities.

          4.6. The Company will provide to the Trust at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the investment in the Trust under the Contracts, contemporaneously with the filing of such document with the Securities and Exchange Commission or other regulatory authorities.

          4.7. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, any of the following that refer to the Trust or any affiliate of the Trust: advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials.

                          ARTICLE V. Fees and Expenses

          5.1. The Trust shall pay no fee or other compensation to the Company under this Agreement, except that if the Trust or any Fund adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses or a shareholder servicing plan to finance investor services, then payments may be made to the Company, or to the underwriter for the Contracts, or to other service providers if and in amounts agreed upon by the parties.

          5.2. All expenses incident to performance by the Trust under this Agreement shall be paid by the Trust. The Trust shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent deemed advisable by the Trust, in accordance with applicable state laws prior to their sale. The Trust shall bear the expenses for the cost of registration and qualification of Fund shares, preparation and filing of the Trust's prospectus and registration statement, proxy materials and reports, setting the prospectus in type, setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, and all taxes on the issuance or transfer of Fund shares.

          5.3. The Company shall bear the expenses of distributing the Trust's prospectus, proxy materials and reports to owners of Contracts issued by the Company, other than the expenses of distributing prospectuses and statements of additional information to existing contract owners.

                           ARTICLE VI. Diversification

          6.1. The Trust will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Trust will at all times comply with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations. In the event of a breach of this Article VI by a Fund, the Trust will take all reasonable steps (a) to notify Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Regulation 1.817-5.

                        ARTICLE VII. Potential Conflicts

          7.1. The Board will monitor the Trust for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Trust. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Fund are being managed; (e) a difference in voting instructions given by Variable Insurance Product owners; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

          7.2. The Company will report any potential or existing conflicts of which it is aware to the Board. The Company will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever contract owner voting instructions are disregarded.

          7.3. If it is determined by a majority of the Board, or a majority of its disinterested members, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Trust or any Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Fund of the Trust, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance policy owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.

          7.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account (at the Company's expense); provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

          7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the position of the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Underwriter and Trust shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust.

          7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Trust be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.

          7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Trust and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                          ARTICLE VIII. Indemnification

          8.1.  Indemnification By The Company

          8.1(a) The Company agrees to indemnify and hold harmless the Trust and each member of the Board and each officer and employee of the Trust, the Underwriter and each director, officer and employee of the Underwriter, and each person, if any, who controls the Trust, or the Underwriter within the meaning of
Section 15 of the 1933 Act (collectively, an "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities, or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Fund shares or the Contracts and:

                         (i) arise out of or are based upon any untrue
                    statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or statement of additional information for the Contracts or contained in the Contracts or sales literature for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Trust for use in the registration statement or prospectus or statement of additional information for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Trust shares; or

                         (ii) arise out of or as a result of statements or
                    representations (other than statements or representations contained in the registration statement, prospectus, statement of additional information or sales literature of the Trust not supplied by the Company, or persons under its control and other than statements or representations authorized by the Trust or the Underwriter) or unlawful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Trust shares; or

                         (iii) arise out of or result from any untrue statement
                    or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company; or

                         (iv) arise as a result of any failure by the Company to
                    provide the services and furnish the materials under the terms of this Agreement; or

                         (v) arise out of or result from any material breach of
                    any representation or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

          8.1(b). The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

          8.1(c). The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

          8.1(d). The Indemnified Parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Trust shares or the Contracts or the operation of the Trust.

          8.2.  Indemnification by the Underwriter

          8.2(a). The Underwriter agrees to indemnify and hold harmless the Company and each of its directors, officers and employees and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, an "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of shares of a Fund or the Contracts and:

                         (i) arise out of or are based upon any untrue statement
                    or alleged untrue statement of any material fact contained in the registration statement, prospectus, statement of additional information or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company for use in the registration statement, prospectus, statement of additional information for the Trust or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

                         (ii) arise out of or as a result of statements or
                    representations (other than statements or representations contained in the registration statement, prospectus, statement of additional information or sales literature for the Contracts not supplied by the Trust or persons under its control and other than statements or representations authorized by the Company) or unlawful conduct of the Trust, Underwriter(s) or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

                         (iii) arise out of or as a result of any untrue
                    statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Company by or on behalf of the Trust; or

                         (iv) arise as a result of any failure by the Trust to
                    provide the services and furnish the materials under the terms of this Agreement, or

                         (v) arise out of or result from any material breach of
                    any representation and/or warranty made by the Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter; as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

          8.2(b). The Underwriter shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities, or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

          8.2(c). The Underwriter shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Underwriter will be entitled to participate, at its own expense, in the defense thereof. The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

          8.2(d). The Company agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of each Account.

          8.3.  Indemnification by the Trust

          8.3(a). The Trust agrees to indemnify and hold harmless the Company, and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (hereinafter collectively, the "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, and are related to the operations of the Trust and:

               (i) arise as a result of any failure by the Trust to provide the services and furnish the materials under the terms of this Agreement; or

               (ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

          8.3(b). The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

          8.3(c). The Trust shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve the Trust from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Trust will be entitled to participate, at its own expense, in the defense thereof. The Trust also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Trust to such party of the Trust's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Trust will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

          8.3(d). The Company agrees promptly to notify the Trust of the commencement of any litigation or proceedings against it or any of its respective officers or directors in connection with this Agreement, the issuance or sale of the Contracts, with respect to the operation of either Account, or the sale or acquisition of shares of the Trust.

                           ARTICLE IX. Applicable Law

          9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the substantive laws of the State of Delaware.

          9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

                             ARTICLE X. Termination

          10.1. This Agreement shall continue in full force and effect until the first to occur of:

          (a) termination by any party for any reason by sixty (60) days advance written notice delivered to the other parties; or

          (b) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund based upon the Company's determination that shares of such Fund are not reasonably available to meet the requirements of the Contracts; or

          (c) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund in the event any of the Fund's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

          (d) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund in the event that such Fund ceases to qualify as a Regulated Investment Company under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Trust may fail to so qualify; or

          (e) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund in the event that such Fund falls to meet the diversification requirements specified in
               Article VI hereof; or

          (f) termination by either the Trust by written notice to the Company if the Trust shall determine, in its sole judgment exercised in good faith, that the Company and/or its affiliated companies has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity, or

          (g) termination by the Company by written notice to the Trust and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that either the Trust or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

          (h) termination by the Trust or the Underwriter by written notice to the Company, if the Company gives the Trust and the Underwriter the written notice specified in Section 1.6 hereof and at the time such notice was given there was no notice of termination outstanding under any other provision of this Agreement; provided, however any termination under this Section 10.1(h) shall be effective forty five (45) days after the notice specified in Section 1.6 was given.

          10.2. Notwithstanding any termination of this Agreement, the Trust shall, at the option of the Company, continue to make available additional shares of the Trust pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing, Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to direct reallocation of investments in the Trust, redemption of investments in the Trust and investment in the Trust upon the making of additional purchase payments under the Existing Contracts. The parties agree that this Section 10.2 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

          10.3. The Company shall not redeem Trust shares attributable to the Contracts (as distinct from Trust shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption") or (iii) as permitted by an order of the Securities and Exchange Commission pursuant to
Section 26(b) of the 1940 Act. Upon request, the Company will promptly furnish to the Trust the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Trust) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Fund that was otherwise available under the Contracts without first giving the Trust 90 days prior written notice of its intention to do so.

                               ARTICLE XI. Notices

          Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

          If to the Trust:

                   Rydex Variable Trust
                   6116 Executive Boulevard, Suite 400
                   Rockville, MD  20852

          If to Underwriter:

                   Rydex Distributors, Inc.
                   6116 Executive Boulevard, Suite 400
                   Rockville, MD  20852

          If to the Company:

                   Midland National Life Insurance Company
                   One Midland Plaza
                   Sioux Falls, SD  57193-0001

                           ARTICLE XII. Miscellaneous

          12.1. All persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Board, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of the Trust.

          12.2. Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information until such time as it may come into the public domain without the express written consent of the affected party.

          12.3. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

          12.4. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

          12.5. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

          12.6. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the National Association of Securities Dealers and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the California Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the insurance operations of the Company are being conducted in a manner consistent with the California Insurance Regulations and any other applicable law or regulations.

          12.7. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations at law or in equity, which the parties hereto are entitled to under state and federal laws.

          12.8. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto; provided, however, that an Underwriter may assign this Agreement or any rights or obligations hereunder to any affiliate of or company under common control with the Underwriter, if such assignee is duly licensed and registered to perform the obligations of the Underwriter under this Agreement.

          12.9. The Company shall furnish, or shall cause to be furnished, to the Trust or its designee copies of the following reports:

                   (a) the Company's annual statement (prepared under statutory accounting principles) and annual report (prepared under generally accepted accounting principles ("GAAP"), if any), as soon as practical and in any event within 90 days after the end of each fiscal year;

                   (b) the Company's quarterly statements (statutory) (and GAAP, if any), as soon as practical and in any event within 45 days after the end of each quarterly period:

                   (c) any financial statement, proxy statement, notice or report of the Company sent to stockholders and/or policyholders, as soon as practical after the delivery thereof to stockholders;

                   (d) any registration statement (without exhibits) and financial reports of the Company filed with the Securities and Exchange Commission or any state insurance regulator, as soon as practical after the filing thereof;

                   (e) any other report submitted to the Company by independent accountants in connection with any annual, interim or special audit made by them of the books of the Company, as soon as practical after the receipt thereof.

          IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified above.

RYDEX DISTRIBUTORS, INC.


By: /s/      ______________________________



RYDEX VARIABLE TRUST


By: /s/      ______________________________



MIDLAND NATIONAL LIFE INSURANCE COMPANY


By:  /s/     ______________________________
           John J. Craig, President and COO

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

                                   SCHEDULE A

                   SEPARATE ACCOUNTS AND ASSOCIATED CONTRACTS

          Shares of the Funds of the Trust shall be made available as investments for the following Separate Accounts:

    Name of Separate Account and                        Form Number and Name of Contract
Date Established by Board of Directors                         Funded by Separate Account

Separate Account C                               Form AS087A, National Advantage Variable March
1991                                                               Annuity



                                   SCHEDULE B

                             PROXY VOTING PROCEDURES

The following is a list of procedures and corresponding responsibilities for the handling of proxies and voting instructions relating to the Trust. The defined terms herein shall have the meanings assigned in the Participation Agreement except that the term "Company" shall also include the department or third party assigned by the Company to perform the steps delineated below.

1 The proxy proposals are given to the Company by the Trust as early as possible before the date set by the Trust for the shareholder meeting to enable the Company to consider and prepare for the solicitation of voting instructions from owners of the Contracts and to facilitate the establishment of tabulation procedures. At this time the Trust will inform the Company of the Record, Mailing and Meeting dates. This will be done verbally approximately two months before meeting.

2 Promptly after the Record Date, the Company will perform a "tape run", or other activity, which will generate the names, addresses and number of units which are attributed to each contract owner/policyholder (the "Customer") as of the Record Date. Allowance should be made for account adjustments made after this date that could affect the status of the Customers' accounts as of the Record Date.

          Note: The number of proxy statements is determined by the activities described in this Step #2. The Company will use its best efforts to call in the number of Customers to the Trust , as soon as possible, but no later than two weeks after the Record Date.

3 The Trust's Annual Report must be sent to each Customer by the Company either before or together with the Customers' receipt of voting, instruction solicitation material. The Trust will provide the last Annual Report to the Company pursuant to the terms of Section 3.3 of the Agreement to which this Schedule relates.

4 The text and format for the Voting Instruction Cards ("Cards" or "Card") is provided to the Company by the Trust. The Company, at its expense, shall produce and personalize the Voting Instruction Cards. The Trust or its affiliate must approve the Card before it is printed. Allow approximately 2-4 business days for printing information on the Cards. Information commonly found on the Cards includes:

          a        name (legal name as found on account registration)
          b        address
          c        Trust or account number
          d        coding to state number of units
          e        individual Card number for use in tracking and verification of votes (already on Cards as printed by the Trust).

(This and related steps may occur later in the chronological process due to possible uncertainties relating to the proposals.)

5 During this time, the Trust will develop, produce and pay for the Notice of Proxy and the Proxy Statement (one document). Printed and folded notices and statements will be sent to Company for insertion into envelopes (envelopes and return envelopes are provided and paid for by the Company). Contents of envelope sent to Customers by the Company will include:

          a    Voting Instruction Card(s)

          b    one proxy notice and statement (one document)

          c return envelope (postage pre-paid by Company) addressed to the Company or its tabulation agent

          d "urge buckslip" - optional, but recommended. (This is a small, single sheet of paper that requests Customers to vote as quickly as possible and that their vote is important. One copy will be supplied by the Trust.)

          e cover letter - optional, supplied by Company and reviewed and approved in advance by the Trust

6 The above contents should be received by the Company approximately 3-5 business days before mail date. Individual in charge at Company reviews and approves the contents of the mailing package to ensure correctness and completeness. Copy of this approval sent to the Trust.

7         Package mailed by the Company.
          * The Trust must allow at least a 15-day solicitation time to the Company as the shareowner. (A 5-week period is recommended.) Solicitation time is calculated as calendar days from (but not including,) the meeting, counting backwards.

8 Collection and tabulation of Cards begins. Tabulation usually takes place in another department or another vendor depending on process used. An often used procedure is to sort Cards on arrival by proposal into vote categories of all yes, no, or mixed replies, and to begin data entry.

          Note: Postmarks are not generally needed. A need for postmark information would be due to an insurance company's internal procedure and has not been required by the Trust in the past.

9 Signatures on Card checked against legal name on account registration which was printed on the Card.

          Note: For Example, if the account registration is under "John A. Smith, Trustee," then that is the exact legal name to be printed on the Card and is the signature needed on the Card.

10 If Cards are mutilated, or for any reason are illegible or are not signed properly, they are sent back to Customer with an explanatory letter and a new Card and return envelope. The mutilated or illegible Card is disregarded and considered to be not received for purposes of vote tabulation. Any Cards that have been "kicked out" (e.g. mutilated, illegible) of the procedure are "hand verified," i.e., examined as to why they did not complete the system. Any questions on those Cards are usually remedied individually.

11 There are various control procedures used to ensure proper tabulation of votes and accuracy of that tabulation. The most prevalent is to sort the Cards as they first arrive into categories depending upon their vote; an estimate of how the vote is progressing may then be calculated. If the initial estimates and the actual vote do not coincide, then an internal audit of that vote should occur. This may entail a recount.

12 The actual tabulation of votes is done in units, which is then converted to shares. (It is very important that the Trust receives the tabulations stated in terms of a percentage and the number of shares.) The Trust must review and approve tabulation format.

13 Final tabulation in shares is verbally given by the Company to the Trust on the morning of the meeting not later than 10:00 a.m. Eastern time. The Trust may request an earlier deadline if reasonable and if required to calculate the vote in time for the meeting.

14 A Certification of Mailing and Authorization to Vote Shares will be required from the Company as well as an original copy of the final vote. The Trust will provide a standard form for each Certification.

15 The Company will be required to box and archive the Cards received from the Customers. In the event that any vote is challenged or if otherwise necessary for legal, regulatory, or accounting purposes, the Trust will be permitted reasonable access to such Cards.

16 All approvals and "signing-off' may be done orally, but must always be followed up in writing.

J.P. Morgan
                          FUND PARTICIPATION AGREEMENT

     Section 1. This Agreement is entered into as of the 15th day of April, 2002, between Midland National Life Insurance Company ("Insurance Company"), a life insurance company organized under the laws of the State of Iowa, and J.P. Morgan Series Trust II ("Fund"), a business trust organized under the laws of Delaware, with respect to the Fund's portfolio or portfolios set forth on Schedule 1 hereto, as such Schedule may be revised from time to time (the "Series"; if there are more than one Series to which this Agreement applies, the provisions herein shall apply severally to each such Series).

                                         ARTICLE I         1.
                                         DEFINITIONS

1.1.      "Act" shall mean the Investment Company Act of 1940, as amended.

1.2. "Board" shall mean the Board of Trustees of the Fund having the responsibility for management and control of the Fund.

1.3. "Business Day" shall mean any day for which the Fund calculates net asset value per share as described in the Fund's Prospectus.

1.4.      "Commission" shall mean the Securities and Exchange Commission.

1.5. "Contract" shall mean a variable annuity or variable life insurance contract that uses the Fund as an underlying investment medium. Individuals who participate under a group Contract are "Participants".

1.6. "Contractholder" shall mean any entity that is a party to a Contract with a Participating Company.

1.7. "Disinterested Board Members" shall mean those members of the Board that are not deemed to be "interested persons" of the Fund, as defined by the Act.

1.8. "Participating Companies" shall mean any insurance company (including Insurance Company), which offers variable annuity and/or variable life insurance contracts to the public and which has entered into an agreement with the Fund for the purpose of making Fund shares available to serve as the underlying investment medium for the aforesaid Contracts.

1.9.      "Plans" shall mean qualified pension and retirement benefit plans.

1.10. "Prospectus" shall mean the Fund's current prospectus and statement of additional information, as most recently filed with the Commission, with respect to the Series.

1.11. "Separate Account" shall mean Midland National Life Insurance Company variable life Separate Account A and variable annuity Separate Account C, separate accounts established by the Insurance Company in accordance with the laws of the State of Iowa.

1.12. "Software Program" shall mean the software program used by the Fund for providing Fund and account balance information including net asset value per share.

1.13. "Insurance Company's General Account(s)" shall mean the general account(s) of Insurance Company and its affiliates which invest in the Fund.

                                  ARTICLE II 2.
Section 2.                      REPRESENTATIONS

2.1 Insurance Company represents and warrants that (a) it is an insurance company duly organized and in good standing under applicable law; (b) it has legally and validly established the Separate Account pursuant to the State of Iowa Insurance Code for the purpose of offering to the public certain individual variable annuity contracts; (c) it has registered the Separate Account as a unit investment trust under the Act to serve as the segregated investment account for the Contracts;
          (d) each Separate Account is eligible to invest in shares of the Fund without such investment disqualifying the Fund as an investment medium for insurance company separate accounts supporting variable annuity contracts or variable life insurance contracts; and (e) each Separate Account shall comply with all applicable legal requirements.

2.2 Insurance Company represents and warrants that (a) the Contracts will be described in a registration statement filed under the Securities Act of 1933, as amended ("1933 Act"); (b) the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and (c) the sale of the Contracts shall comply in all material respects with state insurance law requirements. Insurance Company agrees to inform the Fund promptly of any investment restrictions imposed by state insurance law and applicable to the Fund.

2.3 Insurance Company represents and warrants that the income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the applicable Contracts, to be credited to or charged against such Separate Account without regard to other income, gains or losses from assets allocated to any other accounts of Insurance Company. Insurance Company represents and warrants that the assets of the Separate Account are and will be kept separate from Insurance Company's General Account and any other separate accounts Insurance Company may have, and will not be charged with liabilities from any business that Insurance Company may conduct or the liabilities of any companies affiliated with Insurance Company.

2.4 Fund represents that the Fund is registered with the Commission under the Act as an open-end management investment company and possesses, and shall maintain, all legal and regulatory licenses, approvals, consents and/or exemptions required for the Fund to operate and offer its shares as an underlying investment medium for Participating Companies. The Fund has established five portfolios and may in the future establish other portfolios.

2.5 Fund represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify Insurance Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

2.6 Insurance Company represents and agrees that the Contracts are currently, and at the time of issuance will be, treated as life insurance policies or annuity contracts, whichever is appropriate, under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify the Fund and its investment adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. Insurance Company agrees that any prospectus offering a Contract that is a "modified endowment contract," as that term is defined in Section 7702A of the Code, will identify such Contract as a modified endowment contract (or policy).

2.7 Fund agrees that the Fund's assets shall be managed and invested in a manner that complies with the requirements of Section 817(h) of the Code.

2.8 Insurance Company agrees that the Fund shall be permitted (subject to the other terms of this Agreement) to make Series' shares available to other Participating Companies and contractholders and to Plans.

2.9 Fund represents and warrants that any of its trustees, officers, employees, investment advisers, and other individuals/entities who deal with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than that required by Rule 17g-1 under the Act. The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.10 Insurance Company represents and warrants that all of its employees and agents who deal with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage in an amount not less than the coverage required to be maintained by the Fund. The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.11 Insurance Company agrees that the Fund's investment adviser shall be deemed a third party beneficiary under this Agreement and may enforce any and all rights conferred by virtue of this Agreement.

                                         ARTICLE III       3.
                                         FUND SHARES


3.1 The Contracts funded through the Separate Account will provide for the investment of certain amounts in the Series' shares

3.2 Fund agrees to make the shares of its Series available for purchase at the then applicable net asset value per share by Insurance Company and the Separate Account on each Business Day pursuant to rules of the Commission. Notwithstanding the foregoing, the Fund may refuse to sell the shares of any Series to any person, or suspend or terminate the offering of the shares of any Series if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board, acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary and in the best interests of the shareholders of such Series.

3.3 Fund agrees that shares of the Fund will be sold only to Participating Companies and their separate accounts and to the general accounts of those Participating Companies and their affiliates and to Plans. No shares of any Series will be sold to the general public.

3.4 Fund shall use its best efforts to provide closing net asset value, dividend and capital gain information for each Series available on a per-share and Series basis to Insurance Company by 7:00 p.m. Eastern Time on each Business Day. Any material errors in the calculation of net asset value, dividend and capital gain information shall be reported immediately upon discovery to Insurance Company. Non-material errors will be corrected in the next Business Day's net asset value per share for the Series in question.

3.5 At the end of each Business Day, Insurance Company will use the information described in Sections 3.2 and 3.4 to calculate the Separate Account unit values for the day. Using this unit value, Insurance Company will process the day's Separate Account transactions received by it prior to the close of regular trading on the floor of the New York Stock Exchange to determine the net dollar amount of Series shares which will be purchased or redeemed at that day's closing net asset value per share for such Series. The net purchase or redemption orders will be transmitted to the Fund by Insurance Company by 9:30 a.m. Eastern Time on the Business Day next following Insurance Company's receipt of that information. Each purchase and redemption order placed by the Insurance Company shall be placed separately for each portfolio and shall not be netted with respect to any portfolio. Subject to Sections 3.6 and 3.8, all purchase and redemption orders for Insurance Company's General Accounts shall be effected at the net asset value per share of the relevant Series next calculated after receipt of the order by the Fund or its Transfer Agent.

3.6 Fund appoints Insurance Company as its agent for the limited purpose of accepting orders for the purchase and redemption of shares of each Series for the Separate Account. Fund will execute orders for any Series at the applicable net asset value per share determined as of the close of regular trading on the day of receipt of such orders by Insurance Company acting as agent ("effective trade date"), provided that the Fund receives notice of such orders by 9:30 a.m. Eastern Time on the next following Business Day and, if such orders request the purchase of Series shares, the conditions specified in Section 3.8, as applicable, are satisfied. A redemption or purchase request for any Series that does not satisfy the conditions specified above and in
          Section 3.8, as applicable, will be effected at the net asset value computed for such Series on the Business Day immediately preceding the next following Business Day upon which such conditions have been satisfied.

3.7 Insurance Company will make its best efforts to notify Fund in advance of any unusually large purchase or redemption orders.

3.8 If Insurance Company's order requests the purchase of Series shares, Insurance Company will pay for such purchases by wiring Federal Funds to Fund or its designated custodial account on the day the order is transmitted. Insurance Company shall transmit to the Fund payment in Federal Funds by the close of the Federal Reserve wire system on the Business Day the Fund receives the notice of the order pursuant to
          Section 3.5. Fund will execute such orders at the applicable net asset value per share determined as of the close of regular trading on the effective trade date if Fund receives payment in Federal Funds by the close of the Federal Reserve wire system on the Business Day the Fund receives the notice of the order pursuant to Section 3.5. If payment in Federal Funds for any purchase is not received on such Business Day, Insurance Company shall promptly upon the Fund's request, reimburse the Fund for any charges, costs, fees, interest or other expenses incurred by the Fund in connection with any advances to, or borrowings or overdrafts by, the Fund, or any similar expenses incurred by the Fund, as a result of portfolio transactions effected by the Fund based upon such purchase request. .

3.9 Fund has the obligation to ensure that Series shares are registered with applicable federal agencies at all times.

3.10 Fund will confirm each purchase or redemption order made by Insurance Company. Transfer of Series shares will be by book entry only. No share certificates will be issued to Insurance Company. Insurance Company will record shares ordered from Fund in an appropriate title for the corresponding account.

3.11 Fund shall credit Insurance Company with the appropriate number of shares.

3.12 On each ex-dividend date of the Fund or, if not a Business Day, on the first Business Day thereafter, Fund shall communicate to Insurance Company the amount of dividend and capital gain, if any, per share of each Series. All dividends and capital gains of any Series shall be automatically reinvested in additional shares of the relevant Series at the applicable net asset value per share of such Series on the payable date. Fund shall, on the day after the payable date or, if not a Business Day, on the first Business Day thereafter, notify Insurance Company of the number of shares so issued.

                                         ARTICLE IV        4.
                                         STATEMENTS AND REPORTS

4.1 Fund shall provide monthly statements of account as of the end of each month for all of Insurance Company's accounts by the fifteenth (15th) Business Day of the following month.

4.2 Fund shall distribute to Insurance Company copies of the Fund's Prospectuses, proxy materials, notices, periodic reports and other printed materials (which the Fund customarily provides to its shareholders) in quantities as Insurance Company may reasonably request for distribution to each Contractholder and Participant. In the event that the Insurance Company requests that the Fund provide the aforementioned documents in a "camera ready" or portable document format (pdf), the Fund shall be responsible for providing the documents in the format in which it is accustomed to formatting said documents and shall bear the expense of providing such format (e.g., typesetting expenses).

4.3 Fund will provide to Insurance Company at least one complete copy of all registration statements, Prospectuses, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, contemporaneously with the filing of such document with the Commission or other regulatory authorities.

4.4 Insurance Company will provide to the Fund at least one copy of all registration statements, Prospectuses, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or the Separate Account, contemporaneously with the filing of such document with the Commission.

                                         ARTICLE V         5.
                                         EXPENSES

5.1 The charge to the Fund for all expenses and costs of the Series, including but not limited to management fees,

Section 3.administrative expenses and legal and regulatory costs, will be made in the determination of the relevant Series' daily net asset value per share so as to accumulate to an annual charge at the rate set forth in the Fund's Prospectus. Excluded from the expense limitation described herein shall be brokerage commissions and transaction fees and extraordinary expenses.

Section 4. 5.2 Except as provided in this Article V and, in particular in the next sentence, Insurance Company shall not be required to pay directly any expenses of the Fund or expenses relating to the distribution of its shares. Insurance Company shall pay the following expenses or costs:

          1.1 Such amount of the production expenses of any Fund materials, including the cost of printing the Fund's Prospectus, or marketing materials for prospective Insurance Company Contractholders and Participants as the Fund's investment adviser and Insurance Company shall agree from time to time.

          1.2 Distribution expenses of any Fund materials or marketing materials for prospective Insurance Company Contractholders and Participants.



          1.3 Distribution expenses of Fund materials or marketing materials for Insurance Company Contractholders and Participants.



          Except as provided herein, all other Fund expenses shall not be borne by Insurance Company.

                                         ARTICLE VI        6.
                                         EXEMPTIVE RELIEF


6.1 Insurance Company has reviewed a copy of the order dated December 1996 of the Securities and Exchange Commission under Section 6(c) of the Act and, in particular, has reviewed the conditions to the relief set forth in the related Notice. As set forth therein, Insurance Company agrees to report any potential or existing conflicts promptly to the Board, and in particular whenever contract voting instructions are disregarded, and recognizes that it will be responsible for assisting the Board in carrying out its responsibilities under such application. Insurance Company agrees to carry out such responsibilities with a view to the interests of existing Contractholders.

6.2 If a majority of the Board, or a majority of Disinterested Board Members, determines that a material irreconcilable conflict exists with regard to Contractholder investments in the Fund, the Board shall give prompt notice to all Participating Companies. If the Board determines that Insurance Company is responsible for causing or creating said conflict, Insurance Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the Disinterested Board Members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict. Such necessary action may include, but shall not be limited to:

          a. Withdrawing the assets allocable to the Separate Account from the Series and reinvesting such assets in a different investment medium, or submitting the question of whether such segregation should be implemented to a vote of all affected Contractholders; and/or



          b.        Establishing a new registered management investment company.



6.3 If a material irreconcilable conflict arises as a result of a decision by Insurance Company to disregard Contractholder voting instructions and said decision represents a minority position or would preclude a majority vote by all Contractholders having an interest in the Fund, Insurance Company may be required, at the Board's election, to withdraw the Separate Account's investment in the Fund.

6.4 For the purpose of this Article, a majority of the Disinterested Board Members shall determine whether or not any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to bear the expense of establishing a new funding medium for any Contract. Insurance Company shall not be required by this Article to establish a new funding medium for any Contract if an offer to do so has been declined by vote of a majority of the Contractholders materially adversely affected by the irreconcilable material conflict.

6.5 No action by Insurance Company taken or omitted, and no action by the Separate Account or the Fund taken or omitted as a result of any act or failure to act by Insurance Company pursuant to this Article VI shall relieve Insurance Company of its obligations under, or otherwise affect the operation of, Article V.

                                         ARTICLE VII       7.
                                         VOTING OF FUND SHARES


7.1 Fund shall provide Insurance Company with copies at no cost to Insurance Company, of the Fund's proxy material, reports to shareholders and other communications to shareholders in such quantity as Insurance Company shall reasonably require for distributing to Contractholders or Participants.

Section 5.
Section 6.                 Insurance Company shall:

          (1) solicit voting instructions from Contractholders or Participants on a timely basis and in accordance with applicable law;



          (2) vote the Series shares in accordance with instructions received from Contractholders or Participants; and



          (3) vote Series shares for which no instructions have been received in the same proportion as Series shares for which instructions have been received.

          Insurance Company agrees at all times to votes its General Account shares in the same proportion as Series shares for which instructions have been received from Contractholders or Participants. Insurance Company further agrees to be responsible for assuring that voting Series shares for the Separate Account is conducted in a manner consistent with other Participating Companies.

Section 7.7.2 Insurance Company agrees that it shall not, without the prior written consent of the Fund and its investment adviser, solicit, induce or encourage Contractholders to (a) change or supplement the Fund's current investment adviser or (b) change, modify, substitute, add to or delete the Fund from the current investment media for the Contracts.

                                 ARTICLE VIII 8.
                          MARKETING AND REPRESENTATIONS


Section 8. 8.1 The Fund or its underwriter shall periodically furnish Insurance Company with the following documents, in quantities as Insurance Company may reasonably request:

          a.  Current Prospectus and any supplements thereto;

          b.  other marketing materials.



          Expenses for the production of such documents shall be borne by Insurance Company in accordance with Section 5.2 of this Agreement.

Section 9.8.2 Insurance Company shall designate certain persons or entities which shall have the requisite licenses to solicit applications for the sale of Contracts. No representation is made as to the number or amount of Contracts that are to be sold by Insurance Company. Insurance Company shall make reasonable efforts to market the Contracts and shall comply with all applicable federal and state laws in connection therewith.

8.3 Insurance Company shall furnish, or shall cause to be furnished, to the Fund, each piece of sales literature or other promotional material in which the Fund, its investment adviser or the administrator is named, at least fifteen Business Days prior to its use. No such material shall be used unless the Fund approves such material. Such approval (if given) must be in writing and shall be presumed not given if not received within five Business Days after receipt of such material. The Fund shall use all reasonable efforts to respond within five days of receipt.

Section 10.8.4 Insurance Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund or any Series in connection with the sale of the Contracts other than the information or representations contained in the registration statement or Prospectus, as may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund.

Section 11.8.5 Fund shall furnish, or shall cause to be furnished, to Insurance Company, each piece of the Fund's sales literature or other promotional material in which Insurance Company or the Separate Account is named, at least fifteen Business Days prior to its use. No such material shall be used unless Insurance Company approves such material. Such approval (if given) must be in writing and shall be presumed not given if not received within five Business Days after receipt of such material. Insurance Company shall use all reasonable efforts to respond within five days of receipt.

Section 12.8.6 Fund shall not, in connection with the sale of Series shares, give any information or make any representations on behalf of Insurance Company or concerning Insurance Company, the Separate Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as may be amended or supplemented from time to time, or in published reports for the Separate Account which are in the public domain or approved by Insurance Company for distribution to Contractholders or Participants, or in sales literature or other promotional material approved by Insurance Company.

Section 13.8.7 For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under National Association of Securities Dealers, Inc. rules, the Act or the 1933 Act.

                                  ARTICLE IX 9.
                                 INDEMNIFICATION

Section 9.1 Insurance Company agrees to indemnify and hold harmless the Fund, its investment adviser, any sub-investment adviser of a Series, and their affiliates, and each of their directors, trustees, officers, employees, agents and each person, if any, who controls or is associated with any of the foregoing entities or persons within the meaning of the 1933 Act (collectively, the "Indemnified Parties" for purposes of Section 9.1), against any and all losses, claims, damages or liabilities joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted) for which the Indemnified Parties may become subject, under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect to thereof) (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in information furnished by Insurance Company for use in the registration statement or Prospectus or sales literature or advertisements of the Fund or with respect to the Separate Account or Contracts, or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) arise out of or as a result of conduct, statements or representations (other than statements or representations contained in the Prospectus and sales literature or advertisements of the Fund) of Insurance Company or its agents, with respect to the sale and distribution of Contracts for which Series shares are an underlying investment; (iii) arise out of the wrongful conduct of Insurance Company or persons under its control with respect to the sale or distribution of the Contracts or Series shares; (iv) arise out of Insurance Company's incorrect calculation and/or untimely reporting of net purchase or redemption orders; or (v) arise out of any breach by Insurance Company of a material term of this Agreement or as a result of any failure by Insurance Company to provide the services and furnish the materials or to make any payments provided for in this Agreement. Insurance Company will reimburse any Indemnified Party in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that with respect to clauses (i) and (ii) above Insurance Company will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or omission or alleged omission made in such registration statement, prospectus, sales literature, or advertisement in conformity with written information furnished to Insurance Company by the Fund specifically for use therein; and provided, further, that Insurance Company shall not be liable for special, consequential or incidental damages. This indemnity agreement will be in addition to any liability which Insurance Company may otherwise have.

Section 14. 9.2 The Fund agrees to indemnify and hold harmless Insurance Company and each of its directors, officers, employees, agents and each person, if any, who controls Insurance Company within the meaning of the 1933 Act against any losses, claims, damages or liabilities to which Insurance Company or any such director, officer, employee, agent or controlling person may become subject, under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) (1) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or Prospectus or sales literature or advertisements of the Fund; (2) arise out of or are based upon the omission to state in the registration statement or Prospectus or sales literature or advertisements of the Fund any material fact required to be stated therein or necessary to make the statements therein not misleading; (3) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or Prospectus or sales literature or advertisements with respect to the Separate Account or the Contracts and such statements were based on information provided to Insurance Company by the Fund; or (4) arise out of any breach by Fund of a material term of this Agreement or as a result of any failure by Fund to provide the services and furnish the materials or to make any payments provided for in this Agreement. The Fund will reimburse any legal or other expenses reasonably incurred by Insurance Company or any such director, officer, employee, agent or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Fund will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or omission or alleged omission made in such Registration Statement, Prospectus, sales literature or advertisements in conformity with written information furnished to the Fund by Insurance Company specifically for use therein; and provided, further, that the Fund shall not be liable for special, consequential or incidental damages. This indemnity agreement will be in addition to any liability which the Fund may otherwise have.

Section 15. 9.3 The Fund shall indemnify and hold Insurance Company harmless against any and all liability, loss, damages, costs or expenses which Insurance Company may incur, suffer or be required to pay due to the Fund's (1) incorrect calculation of the daily net asset value, dividend rate or capital gain distribution rate of a Series; (2) incorrect reporting of the daily net asset value, dividend rate or capital gain distribution rate; and (3) untimely reporting of the net asset value, dividend rate or capital gain distribution rate; provided that the Fund shall have no obligation to indemnify and hold harmless Insurance Company if the incorrect calculation or incorrect or untimely reporting was the result of incorrect information furnished by Insurance Company or information furnished untimely by Insurance Company or otherwise as a result of or relating to a breach of this Agreement by Insurance Company; and provided, further, that the Fund shall not be liable for special, consequential or incidental damages.

Section 16. 9.4 Promptly after receipt by an indemnified party under this Article of notice of the commencement of any action, such indemnified party will, if a claim in respect thereof is to be made against the indemnifying party under this Article, notify the indemnifying party of the commencement thereof. The omission to so notify the indemnifying party will not relieve the indemnifying party from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. In case any such action is brought against any indemnified party, and it notified the indemnifying party of the commencement thereof, the indemnifying party will be entitled to participate therein and, to the extent that it may wish, assume the defense thereof, with counsel reasonably satisfactory to such indemnified party, and to the extent that the indemnifying party has given notice to such effect to the indemnified party and is performing its obligations under this Article, the indemnifying party shall not be liable for any legal or other expenses subsequently incurred by such indemnified party in connection with the defense thereof, other than reasonable costs of investigation. Notwithstanding the foregoing, in any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent.

          A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX.

Section 17. 9.5 Insurance Company shall indemnify and hold the Fund, its investment adviser and any sub-investment adviser of a Series harmless against any tax liability incurred by the Fund under Section 851 of the Code arising from purchases or redemptions by Insurance Company's General Accounts or the account of its affiliates.

                                  ARTICLE X 10.
                          COMMENCEMENT AND TERMINATION


Section 18.10.1 This Agreement shall be effective as of the date hereof and shall continue in force until terminated in accordance with the provisions herein.

Section 19.10.2 This Agreement shall terminate without penalty as to one or more Series at the option of the terminating party:

          a. At the option of Insurance Company or the Fund at any time from the date hereof upon 180 days' notice, unless a shorter time is agreed to by the parties;


          b. At the option of Insurance Company, if shares of any Series are not reasonably available to meet the requirements of the Contracts as determined by Insurance Company. Prompt notice of election to terminate shall be furnished by Insurance Company, said termination to be effective ten days after receipt of notice unless the Fund makes available a sufficient number of shares to meet the requirements of the Contracts within said ten-day period;

          c. At the option of Insurance Company, upon the institution of formal proceedings against the Fund by the Commission, National Association of Securities Dealers or any other regulatory body, the expected or anticipated ruling, judgment or outcome of which would, in Insurance Company's reasonable judgment, materially impair the Fund's ability to meet and perform the Fund's obligations and duties hereunder. Prompt notice of election to terminate shall be furnished by Insurance Company with said termination to be effective upon receipt of notice;

          1.1 At the option of the Fund, upon the institution of formal proceedings against Insurance Company by the Commission, National Association of Securities Dealers or any other regulatory body, the expected or anticipated ruling, judgment or outcome of which would, in the Fund's reasonable judgment, materially impair Insurance Company's ability to meet and perform Insurance Company's obligations and duties hereunder. Prompt notice of election to terminate shall be furnished by the Fund with said termination to be effective upon receipt of notice;

          1.2 At the option of the Fund, if the Fund shall determine, in its sole judgment reasonably exercised in good faith, that Insurance Company has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such material adverse change or material adverse publicity is likely to have a material adverse impact upon the business and operation of the Fund or its investment adviser, the Fund shall notify Insurance Company in writing of such determination and its intent to terminate this Agreement, and after considering the actions taken by Insurance Company and any other changes in circumstances since the giving of such notice, such determination of the Fund shall continue to apply on the sixtieth (60th) day following the giving of such notice, which sixtieth day shall be the effective date of termination;

          1.3 Upon termination of the Investment Advisory Agreement between the Fund and its investment adviser or its successors unless Insurance Company specifically approves the selection of a new Fund investment adviser. The Fund shall promptly furnish notice of such termination to Insurance Company;

          1.4 In the event the Fund's shares are not registered, issued or sold in accordance with applicable federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts issued or to be issued by Insurance Company. Termination shall be effective immediately upon such occurrence without notice;

          1.5 At the option of the Fund upon a determination by the Board in good faith that it is no longer advisable and in the best interests of shareholders for the Fund to continue to operate pursuant to this Agreement. Termination pursuant to this Subsection (h) shall be effective upon notice by the Fund to Insurance Company of such termination;

          1.6 At the option of the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Fund reasonably believes that the Contracts may fail to so qualify;

          1.7 At the option of either party to this Agreement, upon another party's breach of any material provision of this Agreement;

          1.8 At the option of the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law; or

          1.9 Upon assignment of this Agreement, unless made with the written consent of the non-assigning party.



          Any such termination pursuant to Section 10.2a, 10.2d, 10.2e, 10.2f or 10.2k herein shall not affect the operation of Article V of this Agreement. Any termination of this Agreement shall not affect the operation of Article IX of this Agreement.

Section   20. 10.3 Notwithstanding any termination of this Agreement pursuant to
          Section 10.2 hereof, the Fund and its investment adviser may, at the option of the Fund, continue to make available additional Series shares for so long as the Fund desires pursuant to the terms and conditions of this Agreement as provided below, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, if the Fund so elects to make additional Series shares available, the owners of the Existing Contracts or Insurance Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments in the Series, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts. In the event of a termination of this Agreement pursuant to Section 10.2 hereof, the Fund, as promptly as is practicable under the circumstances, shall notify Insurance Company whether the Fund will continue to make Series shares available after such termination. If Series shares continue to be made available after such termination, the provisions of this Agreement shall remain in effect and thereafter either the Fund or Insurance Company may terminate the Agreement, as so continued pursuant to this Section 10.3, upon prior written notice to the other party, such notice to be for a period that is reasonable under the circumstances but, if given by the Fund, need not be for more than six months.

                                         ARTICLE XI        11.
                                         AMENDMENTS

Section 21. 11.1 Any other changes in the terms of this Agreement shall be made by agreement in writing between Insurance Company and Fund.



                                         ARTICLE XII       12.
                                         NOTICE

Section 22. 12.1 Each notice required by this Agreement shall be given by certified mail, return receipt requested, to the appropriate parties at the following addresses:

                               Insurance Company:

                     Senior Vice President, General Counsel

                     Midland National Life Insurance Company

                                One Midland Plaza
                           Sioux Falls, SD 57193-0001


                                      Fund:

                           J.P. Morgan Series Trust II
                        c/o Morgan Guaranty Trust Company

                                522 Fifth Avenue
                            New York, New York 10036
                          Attention: Kathleen H. Tripp



          Notice shall be deemed to be given on the date of receipt by the addresses as evidenced by the return receipt.

                                         ARTICLE XIII      13.
                                         MISCELLANEOUS

Section 23. 13.1 This Agreement has been executed on behalf of the Fund by the undersigned officer of the Fund in his capacity as an officer of the Fund. The obligations of this Agreement shall only be binding upon the assets and property of the Fund and shall not be binding upon any Trustee, officer or shareholder of the Fund individually.

                                         ARTICLE XIV       14.
                                         LAW

Section 24. 14.1 This Agreement shall be construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws.

IN WITNESS WHEREOF, the parties hereto have executed this Agreement to be duly executed and attested as of the date first above written.

     MIDLAND NATIONAL LIFE INSURANCE COMPANY

     By:_______________________________

          John J. Craig

     Its: President and Chief Operating Officer


     J.P.MORGAN SERIES TRUST II



     By:_______________________________

     Its:

SCHEDULE 1

Name of J.P. Morgan Series Trust II Portfolios

J.P. Morgan Bond Portfolio
J.P. Morgan Small Company Portfolio

                          FUND PARTICIPATION AGREEMENT

                                      among

                          CALVERT VARIABLE SERIES, INC.
                                       and

                     CALVERT ASSET MANAGEMENT COMPANY, INC.
                                       and

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

MIDLAND NATIONAL LIFE INSURANCE COMPANY (the "Company"), CALVERT VARIABLE SERIES, INC. (the "Fund") and CALVERT ASSET MANAGEMENT COMPANY, INC. (the "Adviser") hereby agree to an arrangement whereby the portfolios of the Fund set forth on Schedule B shall be made available to serve as underlying investment media for Variable Annuity or Variable Life Contracts ("Contracts") to be issued by the Company.

1.  Establishment of Accounts; Availability of Fund.
---------------------------------------------------

(a) The Company represents that it has established Variable Annuity Accounts and may establish such other accounts as may be set forth in Schedule A attached hereto and as may be amended from time to time with the mutual consent of the parties hereto (the "Accounts"), each of which is a separate account under Iowa Insurance law, and has registered or will register each of the Accounts (except for such Accounts for which no such registration is required) as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), to serve as an investment vehicle for the Contracts. Each Contract provides for the allocation of net amounts received by the Company to an Account for investment in the shares of one or more specified open-end management investment companies available through that Account as underlying investment media. Selection of a particular investment management company and changes therein from time to time are made by the participant, beneficiary or Contract owner, as applicable under a particular Contract.

The Adviser represents and warrants that the investments of the series of the Fund (each designated a "Portfolio") specified in Schedule B attached hereto (as may be amended from time to time with the mutual consent of the parties hereto) will at all times be adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Regulations thereunder, and that at all times while this Agreement is in effect, all beneficial interests will be owned by one or more insurance companies or by any other party permitted under Section 1.817-5(f)(3) of the Regulations promulgated under the Code or by the successor thereto, or by any other party permitted under a Revenue Ruling or private letter ruling granted by the Internal Revenue Service.

2.  Pricing Information; Orders; Settlement.
-------------------------------------------

(a) The Fund will make Fund shares available to be purchased by the Company, and will accept redemption orders from the Company, on behalf of each Account at the net asset value applicable to each order on those days on which the Fund calculates its net asset value (a "Business Day"). Fund shares shall be purchased and redeemed in such quantity and at such time determined by the Company to be necessary to meet the requirements of those Contracts for which the Fund serves as underlying investment media, provided, however, that the Board of Directors of the Fund (hereinafter the "Directors") may upon reasonable notice to the Company, refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Directors, acting in good faith and in the best interests of the shareholders of any Portfolio and is acting in compliance with their fiduciary obligations under federal and/or any applicable state laws.

(b) The Fund will provide to the Company closing net asset value, dividend and capital gain information at the close of trading each day that the New York Stock Exchange (the "Exchange") is open (each such day a "Business Day"), best efforts by 7:00 p.m. Eastern Standard Time on such Business Day. The Company will send via facsimile or electronic transmission to the Fund or its specified agent orders to purchase and/or redeem Fund shares by 10:00 a.m. Eastern Standard Time the following business day. Payment for net purchases will be wired by the Company to an account designated by the Fund to coincide with the order for shares of the Fund.

The Fund hereby appoints the Company as its agent for the limited purpose of accepting purchase and redemption orders for Fund shares relating to the Contracts from Contract owners or participants. Orders from Contract owners, participants or beneficiaries received from any distributor of the Contracts (including affiliates of the Company) by the Company, acting as agent for the Fund, prior to the close of the Exchange on any given business day will be executed by the Fund at the net asset value determined as of the close of the Exchange on such Business Day, provided that the Fund receives written (or facsimile) notice of such order by 10 a.m. Eastern Standard Time on the next following Business Day. Any orders received by the Company acting as agent on such day but after the close of the Exchange will be executed by the Fund at the net asset value determined as of the close of the Exchange on the next business day following the day of receipt of such order, provided that the Fund receives written (or facsimile) notice of such order by 10 a.m. Eastern Standard Time within two days following the day of receipt of such order.

(d) Payments for net redemptions of shares of the Fund will be wired by the Fund to an account designated by the Company. Payments for net purchases of the Fund will be wired by the Company to an account designated by the Fund on the same Business Day the Company places an order to purchase Fund shares. Payments shall be in federal funds transmitted by wire.

(e) Each party has the right to rely on information or confirmations provided by the other party (or by any affiliate of the other party), and shall not be liable in the event that an error is a result of any misinformation supplied by the other party.

(f) The Company agrees to purchase and redeem the shares of the Portfolios named in Schedule B offered by the then current prospectus and statement of additional information of the Fund in accordance with the provisions of such prospectus and statement of additional information. The Company shall not permit any person other than a Contract owner, participant or beneficiary to give instructions to the Company which would require the Company to redeem or exchange shares of the Fund. This provision shall not be construed to prohibit the Company from substituting shares of another fund, as permitted by law.

3.  Expenses.
------------

(a) Except as otherwise provided in this Agreement, all expenses incident to the performance by the Fund under this Agreement shall be paid by the Fund or the Adviser, including the cost of registration of Fund shares with the Securities and Exchange Commission (the "SEC") and in states where required. The Fund and Adviser shall pay no fee or other compensation to the Company under this Agreement, and the Company shall pay no fee or other compensation to the Fund or Adviser, except as provided herein and in Schedule C attached hereto and made a part of this Agreement as may be amended from time to time with the mutual consent of the parties hereto. All expenses incident to performance by each party of its respective duties under this Agreement shall be paid by that party, unless otherwise specified in this Agreement.

(b) The Fund or the Adviser shall provide to the Company Post Script files of periodic fund reports to shareholders and other materials that are required by law to be sent to Contract owners. In addition, the Fund or the Adviser shall provide the Company with a sufficient quantity of its prospectuses, statements of additional information and any supplements to any of these materials, to be used in connection with the offerings and transactions contemplated by this Agreement. In addition, the Fund shall provide the Company with a sufficient quantity of its proxy material that is required to be sent to Contract owners. The Adviser shall be permitted to review and approve the typeset form of such material prior to such printing provided such material has been provided by the Adviser to the Company within a reasonable period of time prior to typesetting.

(c) In lieu of the Fund's or Adviser's providing printed copies of prospectuses, statements of additional information and any supplements to any of these materials, the Company shall have the right to request that the Fund transmit a copy of such materials in an electronic format (Post Script files), which the Company may use to have such materials printed together with similar materials of other Account funding media that the Company or any distributor will distribute to existing or prospective Contract owners, participants or beneficiaries.

4.  Representations.
-------------------

The Company agrees that it and its agents shall not, without the written consent of the Fund or the Adviser, make representations concerning the Fund, or its shares except those contained in the then current prospectuses and in current printed sales literature approved by or deemed approved by the Fund or the Adviser.

5.  Termination.
---------------

This Agreement shall terminate as to the sale and issuance of new Contracts:

(a) at the option of either the Company, the Adviser or the Fund, upon sixty days advance written notice to the other parties;

(b) at the option of the Company, upon one week advance written notice to the Adviser and the Fund, if Fund shares are not available for any reason to meet the requirement of Contracts as determined by the Company. Reasonable advance notice of election to terminate shall be furnished by Company;

(c) at the option of either the Company, the Adviser or the Fund, immediately upon institution of formal proceedings against the broker-dealer or broker-dealers marketing the Contracts, the Account, the Company, the Fund or the Adviser by the National Association of Securities Dealers, Inc. (the "NASD"), the SEC or any other regulatory body;

(d) upon the determination of the Accounts to substitute for the Fund's shares the shares of another investment company in accordance with the terms of the applicable Contracts. The Company will give 60 days written notice to the Fund and the Adviser of any decision to replace the Fund's' shares;

(e) upon assignment of this Agreement, unless made with the written consent of all other parties hereto;

(f) if Fund shares are not registered, issued or sold in conformance with Federal law or such law precludes the use of Fund shares as an underlying investment medium for Contracts issued or to be issued by the Company. Prompt notice shall be given by the appropriate party should such situation occur.

6.  Continuation of Agreement.
-----------------------------

Termination as the result of any cause listed in Section 5 shall not affect the Fund's obligation to furnish its shares to Contracts then in force for which its shares serve or may serve as the underlying medium unless such further sale of Fund shares is prohibited by law or the SEC or other regulatory body, or is determined by the Directors to be necessary to remedy or eliminate an irreconcilable conflict pursuant to Section 10 hereof.

7.  Advertising Materials; Filed Documents.
------------------------------------------

(a) Advertising and sales literature with respect to the Fund prepared by the Company or its agents for use in marketing its Contracts will be submitted to the Fund or its designee for review before such material is submitted to any regulatory body for review. No such material shall be used if the Fund or its designee reasonably object to such use in writing, transmitted by facsimile within two business days after receipt of such material.

(b) At the Company's request, the Fund will provide additional copies of its financials as soon as available to the Company and at least one complete copy of all registration statements, prospectuses, statements of additional information, annual and semi-annual reports, proxy statements and/or all amendments or supplements to any of the above that relate to the Fund promptly after the filing of such document with the SEC or other regulatory authorities. At the Adviser's request, the Company will provide to the Adviser at least one complete copy of all registration statements, prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to the Account promptly after the filing of such document with the SEC or other regulatory authority.

(c) The Fund or the Adviser will provide via Excel spreadsheet diskette format or in electronic transmission to the Company at least quarterly portfolio information necessary to update Fund profiles within seven business days following the end of each quarter.

(d) The Adviser will reimburse the Company for any incorrect information provided to the Company under this Section as provided for in Schedule C.

8.  Proxy Voting.
----------------

(a) The Company shall provide pass-through voting privileges on Fund shares held by registered separate accounts to all Contract owners and participants to the extent the SEC continues to interpret the 1940 Act as requiring such privileges. The Company shall provide pass-through voting privileges on Fund shares held by unregistered separate accounts to all Contract owners.

(b) The Company will distribute to Contract owners, participants and beneficiaries, as appropriate, all proxy material furnished by the Fund and will vote Fund shares in accordance with instructions received from such Contract owners, participants and beneficiaries. If and to the extent required by law, the Company, with respect to each group Contract and in each Account, shall vote Fund shares for which no instructions have been received in the same proportion as shares for which such instructions have been received. The Company and its agents shall not oppose or interfere with the solicitation of proxies for Fund shares held for such Contract owners, participants and beneficiaries.

9.  Indemnification.
-------------------

(a) The Company agrees to indemnify and hold harmless the Adviser, and its directors, officers, employees, agents and each person, if any, who controls the Fund or its Adviser within the meaning of the Securities Act of 1933 (the "1933 Act") against any losses, claims, damages or liabilities to which the Fund or any such director, officer, employee, agent, or controlling person may become subject, under the 1933 Act or otherwise, insofar as such losses, claims, damages, or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or sales literature of the Company or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or arise out of or as a result of conduct, statements or representations (other than statements or representations contained in the prospectuses or sales literature of the Fund) of the Company or its agents, with respect to the sale and distribution of Contracts for which Fund shares are the underlying investment. The Company will reimburse any legal or other expenses reasonably incurred by the Fund or any such director, officer, employee, agent, investment adviser, or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Company will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon: (i) an untrue statement or omission or alleged omission made in such Registration Statement or prospectus in conformity with written materials furnished to the Company by the Fund specifically for use therein or (ii) the willful misfeasance, bad faith, or gross negligence by the Fund or Adviser in the performance of its duties or the Fund's or Adviser's reckless disregard of obligations or duties under this Agreement or to the Company, whichever is applicable. This indemnity agreement will be in addition to any liability which Company may otherwise have.

(b) The Adviser agree to indemnify and hold harmless the Company and its directors, officers, employees, agents and each person, if any, who controls the Company within the meaning of the 1933 Act against any losses, claims, damages or liabilities to which the Company or any such director, officer, employee, agent or controlling person may become subject, under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectuses or sales literature of the Fund or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or material fact required to be stated therein or necessary to make the statements therein not misleading. The Adviser will reimburse any legal or other expenses reasonably incurred by the Company or any such director, officer, employee, agent, or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Adviser will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or omission or alleged omission made in such Registration Statement or prospectuses which are in conformity with written materials furnished to the Adviser by the Company specifically for use therein. This indemnity agreement will be in addition to any liability which the Adviser may otherwise have.

(c) Promptly after receipt by an indemnified party hereunder of notice of the commencement of action, such indemnified party will, if a claim in respect thereof is to be made against the indemnifying party hereunder, notify the indemnifying party of the commencement thereof; but the omission so to notify the indemnifying party will not relieve it from any liability which it may have to any indemnified party otherwise than under this Section 9. In case any such action is brought against any indemnified party, and it notifies the indemnifying party of the commencement thereof, the indemnifying party will be entitled to participate therein and, to the extent that it may wish to, assume the defense thereof, with counsel satisfactory to such indemnified party, and after notice from the indemnifying party to such indemnified party of its election to assume the defense thereof, the indemnifying party will not be liable to such indemnified party under this Section 9 for any legal or other expenses subsequently incurred by such indemnified party in connection with the defense thereof other than reasonable costs of investigation.

10.  Potential Conflicts.
------------------------

(a) The Company has received a copy of an application for exemptive relief, as amended, filed by the Fund on and with the SEC and the order issued by the SEC dated November 20, 1996 (File No. 812-10234) in response thereto (the "Shared Funding Exemptive Order"). The Company has reviewed the conditions to the requested relief set forth in such application for exemptive relief. As set forth in such application, the Directors will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contractholders of all separate accounts ("Participating Companies") investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (i) an action by any state insurance regulatory authority;
(ii) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar actions by insurance, tax or securities regulatory authorities; (iii) an administrative or judicial decision in any relevant proceeding; (iv) the manner in which the investments of any portfolio are being managed; (v) a difference in voting instructions given by variable annuity contractholders and variable life insurance contractholders; or (vi) a decision by an insurer to disregard the voting instructions of contractholders. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

(b) The Company will report any potential or existing conflicts of which it is aware to the Directors. The Company will assist the Directors in carrying out its responsibilities under the Shared Funding Exemptive Order by providing the Directors with all information reasonably necessary for the Directors to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Directors whenever contractholder voting instructions are disregarded.

(c) If a majority of the Directors, or a majority of its disinterested Directors, determines that a material irreconcilable conflict exists with regard to contractholder investments in a Fund, the Directors shall give prompt notice to all Participating Companies. If the Directors determines that the Company is responsible for causing or creating said conflict, the Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the disinterested Directors), take such action as is necessary to remedy or eliminate the irreconcilable material conflict. Such necessary action may include but shall not be limited to:

     (i) withdrawing the assets allocable to the Account from the Fund and reinvesting such assets in a different investment medium or submitting the question of whether such segregation should be implemented to a vote of all affected contractholders and as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Companies) that votes in favor of such segregation, or offering to the affected contractholders the option of making such a change; and/or

     (ii) establishing a new registered management investment company or managed separate account.

(d) If a material irreconcilable conflict arises as a result of a decision by the Company to disregard its contractholder voting instructions and said decision represents a minority position or would preclude a majority vote by all of its contractholders having an interest in the Fund, the Company at its sole cost, may be required, at the Directors' election, to withdraw an Account's investment in the Fund and terminate this Agreement; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Directors.

(e) For the purpose of this Section 10, a majority of the disinterested Directors shall determine whether or not any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for any Contract. The Company shall not be required by this Section 10 to establish a new funding medium for any Contract if an offer to do so has been declined by vote of a majority of the Contract owners, participants or beneficiaries materially adversely affected by the irreconcilable material conflict.

11. Miscellaneous.
-----------------

(a) Amendment and Waiver. Neither this Agreement, nor any provision hereof, may be amended, waived, discharged or terminated orally, but only by an instrument in writing signed by all parties hereto.

(b) Notices. All notices and other communications hereunder shall be given or made in writing and shall be delivered personally, or sent by telex, telecopier or registered or certified mail, postage prepaid, return receipt requested or recognized overnight courier service to the party or parties to whom they are directed at the following addresses, or at such other addresses as may be designated by notice from such party to all other parties.

          To the Company:

          Senior Vice President, General Counsel
          Midland National Life Insurance Company
          One Midland Plaza
          Sioux Falls, SD  57193-0001

          To the Fund:

          Calvert Group, Ltd.
          4550 Montgomery Avenue, Suite 1000N
          Bethesda, Maryland 20814

          Attn: Legal Department
          with copies to: Christine Teske

          Any notice, demand or other communication given in a manner prescribed in this subsection (b) shall be deemed to have been delivered on receipt.

(c) Successors and Assigns. This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective permitted successors and assigns.

(d) Counterparts. This Agreement may be executed in any number of counterparts, all of which taken together shall constitute one agreement, and any party hereto may execute this Agreement by signing any such counterpart.

(e) Severability. In case any one or more of the provisions contained in this Agreement should be invalid, illegal or unenforceable in any respect, the validity, legality and enforceability of the remaining provisions contained herein shall not in any way be affected or impaired thereby.

(f) Entire Agreement. This Agreement constitutes the entire agreement and understanding between the parties hereto and supersedes all prior agreement and understandings relating to the subject matter hereof.

(g) Governing Law. This Agreement shall be governed and interpreted in accordance with the laws of the State of Iowa.

(h) Exclusivity. It is understood by the parties that this Agreement is not an exclusive arrangement in any respect.

(i) Confidentiality. The terms of this Agreement and the Schedules thereto will be held confidential by each party except to the extent that either party or its counsel may deem it necessary to disclose such terms.

12.  Limitation on Liability of Directors, etc.

This Agreement has been executed on behalf of the Fund by the undersigned officer of the Fund in his or her capacity as an officer of the Fund and on behalf of the Advisor by an undersigned officer of the Advisor in his or her capacity as an officer of the Advisor. Any obligations imposed on the Fund by this Agreement shall be binding upon the assets and property of the Fund only and shall not be binding on any Director, officer or shareholder of the Fund individually.

IN WITNESS WHEREOF, the undersigned have executed this Agreement by their duly authorized officers effective as of the 15th day of April 2002.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By:____________________________
Name:  John J. Craig
Title:   President and Chief Operating Officer
Date:

CALVERT VARIABLE SERIES, INC.

By:____________________________
Name:
Title:
Date:


CALVERT ASSET MANAGEMENT COMPANY, INC.

By:____________________________
Name:
Title:
Date:

                                   Schedule A

Separate Account C established March 1991 to fund variable annuity policies:

          National Advantage Variable Annuity, Form AS087A

                                   Schedule B

Calvert Variable Series, Inc.:

Calvert Social Equity Portfolio
Calvert Social Small Cap Portfolio
Calvert Social Mid Cap Growth Portfolio

                                   Schedule C

In consideration of the anticipated administrative and shareholder servicing expense savings resulting from the Company's services set forth in this Fund Participation Agreement, the Adviser agrees to pay the Company an Administrative Services Fee (the "Fee"), computed daily and paid quarterly in arrears, equal to the following percent of the daily net asset value of the shares of the Portfolios held in the Account:

          Calvert Social Equity Portfolio                        0.25%
          Calvert Social Small Cap Portfolio                     0.25%
          Calvert Social Mid Cap Growth Portfolio                0.25%

As soon as practicable after the end of the quarter, the Company will calculate the Fee for the preceding quarter as stated in this Schedule and send an invoice to the Adviser. The Adviser will remit payment within 30 days of receipt of the invoice. For purposes of this paragraph, the average daily net asset value of the shares of the Fund will be based on the net asset values reported by the Adviser to the Company.

Janus

                               JANUS ASPEN SERIES

                          FUND PARTICIPATION AGREEMENT

                             (Institutional Shares)

          THIS AGREEMENT is made this ____ day of ______________, between JANUS ASPEN SERIES, an open-end management investment company organized as a Delaware business trust (the "Trust"), and Midland National Life Insurance Company a life insurance company organized under the laws of the State of Iowa (the "Company"), on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A, as may be amended from time to time (the "Accounts").

                              W I T N E S S E T H:
                               -------------------

          WHEREAS, the Trust has registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the beneficial interest in the Trust is divided into several series of shares, each series representing an interest in a particular managed portfolio of securities and other assets (the "Portfolios"); and

          WHEREAS, the Trust has registered the offer and sale of a class of shares designated the Institutional Shares ("Shares") of each of its Portfolios under the Securities Act of 1933, as amended (the "1933 Act"); and

          WHEREAS, the Trust desires to act as an investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts to be offered by insurance companies that have entered into participation agreements with the Trust (the "Participating Insurance Companies"); and

          WHEREAS, the Trust has received an order from the Securities and Exchange Commission granting Participating Insurance Companies and their separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the 1940 Act, and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Trust to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans (the "Exemptive Order"); and

          WHEREAS, the Company has registered or will register (unless registration is not required under applicable law) certain variable life insurance policies and/or variable annuity contracts under the 1933 Act (the "Contracts"); and

          WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act; and

          WHEREAS, the Company desires to utilize Shares of one or more Portfolios as an investment vehicle of the Accounts;

          NOW, THEREFORE, in consideration of their mutual promises, the parties agree as follows:

                                    ARTICLE I

                              Sale of Trust Shares

          1.1 The Trust shall make Shares of its Portfolios available to the Accounts at the net asset value next computed after receipt of such purchase order by the Trust (or its agent), as established in accordance with the provisions of the then current prospectus of the Trust. Shares of a particular Portfolio of the Trust shall be ordered in such quantities and at such times as determined by the Company to be necessary to meet the requirements of the Contracts. The Trustees of the Trust (the "Trustees") may refuse to sell Shares of any Portfolio to any person, or suspend or terminate the offering of Shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio. With respect to payment of purchase price by the Company and of redemption proceeds by the Trust, the Company and the Trust shall remit gross purchase and sale orders with respect to each Portfolio and shall transmit one net payment per Portfolio in accordance with the provisions of this Article I.

          1.2 The Trust will redeem any full or fractional Shares of any Portfolio when requested by the Company on behalf of an Account at the net asset value next computed after receipt by the Trust (or its agent) of the request for redemption, as established in accordance with the provisions of the then current prospectus of the Trust. The Trust shall wire payment for such shares in federal funds to an account designated by the Company no later than 5:00 p.m. Eastern Time on the same Business Day the Trust receives notice of the order, provided that the Trust may delay payment in extraordinary circumstances to the extent permitted under Section 22(e) of the 1940 Act.

          1.3 For the purposes of Sections 1.1 and 1.2, the Trust hereby appoints the Company as its agent for the limited purpose of receiving and accepting purchase and redemption orders resulting from investment in and payments under the Contracts. Receipt by the Company shall constitute receipt by the Trust provided that i) such orders are received by the Company in good order prior to the time the net asset value of each Portfolio is priced in accordance with its prospectus and ii) the Trust receives notice of such orders by 10:00 am EST on the next following Business Day (9:00 am EST for any Portfolios subadvised by INTECH, which currently include Risk-Managed Large Cap Core Portfolio and Risk-Managed Large Cap Growth Portfolio). "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Trust calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

          1.4 Purchase orders that are transmitted to the Trust in accordance with Section 1.3 shall be paid for no later than 5:00 p.m. New York time on the same Business Day that the Trust receives notice of the order. Payments shall be made in federal funds transmitted by wire.

          1.5 Issuance and transfer of the Trust's Shares will be by book entry only. Stock certificates will not be issued to the Company or the Account. Shares ordered from the Trust will be recorded in the appropriate title for each Account or the appropriate subaccount of each Account.

          1.6 The Trust shall furnish at least two days advance notice to the Company of an estimate of any income dividends or capital gain distributions payable on the Trust's Shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio's Shares in additional Shares of that Portfolio. The Trust shall notify the Company of the number of Shares so issued as payment of such dividends and distributions.

          1.7 The Trust shall make the net asset value per Share for each Portfolio available to the Company on a daily basis as soon as reasonably practical after the net asset value per Share is calculated and shall use its best efforts to make such net asset value per Share available by 6 p.m. New York time. If the Trust provides the Company with materially incorrect share net asset value information, the Trust shall make an adjustment to the number of shares purchased or redeemed for the Accounts to reflect the correct net asset value per share. Any material error in the calculation or reporting of net asset value per share, dividend or capital gains information shall be reported promptly upon discovery to the Company.

          1.8 The Trust agrees that its Shares will be sold only to Participating Insurance Companies and their separate accounts and to certain qualified pension and retirement plans to the extent permitted by the Exemptive Order. No Shares of any Portfolio will be sold directly to the general public. The Company agrees that Trust Shares will be used only for the purposes of funding the Contracts and Accounts listed in Schedule A, as amended from time to time.

          1.9 The Trust agrees that all Participating Insurance Companies shall have the obligations and responsibilities regarding pass-through voting and conflicts of interest corresponding to those contained in Section 2.8 and
Article IV of this Agreement.

          1.10 All orders accepted by the Company shall be subject to the terms of the then current prospectus of each Portfolio, including without limitation, policies regarding minimum account sizes, market timing and excessive trading. The Company shall use its best efforts, and shall reasonably cooperate with, the Trust to enforce stated prospectus policies regarding transactions in Shares, particularly those related to market timing. The Company acknowledges that orders accepted by it in violation of the Trust's stated policies may be subsequently revoked or cancelled by the Trust and that the Trust shall not be responsible for any losses incurred by the Company or Contract or Account as a result of such cancellation. The Trust or its agent shall notify the Company of such cancellation prior to 12:00 p.m. EST on the next following Business Day after any such cancellation.

          In addition, the Company acknowledges that the Trust has the right to refuse any purchase order for any reason, particularly if the Trust determines that a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading by the account or other factors.

                                   ARTICLE II

                           Obligations of the Parties

          2.1 The Trust shall prepare and be responsible for filing with the Securities and Exchange Commission and any state regulators requiring such filing all shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information of the Trust. The Trust shall bear the costs of registration and qualification of its shares, preparation and filing of the documents listed in this Section 2.1 and all taxes to which an issuer is subject on the issuance and transfer of its shares.

          2.2 At the option of the Company, the Trust shall either (a) provide the Company (at the Company's expense) with as many copies of the Trust's Shares' current prospectus, annual report, semi-annual report and other shareholder communications, including any amendments or supplements to any of the foregoing, as the Company shall reasonably request; or (b) provide the Company with a camera ready copy of such documents in a form suitable for printing. The Trust shall use best efforts to provide camera-ready or diskette copies of annual and semi-reports to the Company no later than 45 days (and in no event later than 50 days) after the end of the Fund's reporting period. The Trust shall provide the Company with a copy of its statement of additional information in a form suitable for duplication by the Company. The Trust (at its expense) shall provide the Company with copies of any Trust-sponsored proxy materials in such quantity as the Company shall reasonably require for distribution to Contract owners.

          2.3 (a) The Company shall bear the costs of printing and distributing the Trust's Shares' prospectus, statement of additional information, shareholder reports and other shareholder communications to owners of and applicants for policies for which Shares of the Trust is serving or is to serve as an investment vehicle. The Company shall bear the costs of distributing proxy materials (or similar materials such as voting solicitation instructions) to Contract owners. The Company assumes sole responsibility for ensuring that such materials are delivered to Contract owners in accordance with applicable federal and state securities laws.

          (b) If the Company elects to include any materials provided by the Trust, specifically prospectuses, SAIs, shareholder reports and proxy materials, on its web site or in any other computer or electronic format, the Company assumes sole responsibility for maintaining such materials in the form provided by the Trust and for promptly replacing such materials with all updates provided by the Trust.

          2.4 The Company agrees and acknowledges that the Trust's adviser, Janus Capital Management LLC or its affiliates ("Janus Capital"), is the sole owner of the name and mark "Janus" and that all use of any designation comprised in whole or part of Janus (a "Janus Mark") under this Agreement shall inure to the benefit of Janus Capital. Except as provided in Section 2.5, the Company shall not use any Janus Mark on its own behalf or on behalf of the Accounts or Contracts in any registration statement, advertisement, sales literature or other materials relating to the Accounts or Contracts without the prior written consent of Janus Capital. All references contained in this Agreement to "the name or mark `Janus'" shall include but not be limited to the Janus logo, the website www.janus.com and any and all electronic links relating to such website. The Company will make no use of the name or mark "Janus" except as expressly provided in this Agreement or expressly authorized by Janus Capital in writing. All goodwill associated with the name and mark "Janus" shall inure to the benefit of Janus Capital or its affiliates. Upon termination of this Agreement for any reason, the Company shall cease any and all use of any Janus Mark(s).

          2.5 The Company shall furnish, or cause to be furnished, to the Trust or its designee, a copy of each Contract prospectus or statement of additional information in which the Trust or its investment adviser is named contemporaneously with the filing of such document with the Securities and Exchange Commission. The Company shall furnish, or shall cause to be furnished, to the Trust or its designee, each piece of sales literature or other promotional material in which the Trust or its investment adviser is named, at least ten Business Days prior to its use or such shorter period as the parties hereto may, from time to time, agree upon. No such material shall be used if the Trust or its designee reasonably objects to such use within ten Business Days after receipt of such material.

          2.6 The Company shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust or its investment adviser in connection with the sale of the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Trust Shares (as such registration statement and prospectus may be amended or supplemented from time to time), reports of the Trust, Trust-sponsored proxy statements, or in sales literature or other promotional material approved by the Trust or its designee, except as required by legal process or regulatory authorities or with the written permission of the Trust or its designee, such permission not to be unreasonably withheld.

          2.7 The Trust shall not give any information or make any representations or statements on behalf of the Company or concerning the Company, the Accounts or the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Contracts (as such registration statement and prospectus may be amended or supplemented from time to time), or in materials approved by the Company for distribution including sales literature or other promotional materials, except as required by legal process or regulatory authorities or with the written permission of the Company.

          2.8 So long as, and to the extent that the Securities and Exchange Commission interprets the 1940 Act to require pass-through voting privileges for variable policyowners, the Company will provide pass-through voting privileges to owners of policies whose cash values are invested, through the Accounts, in shares of the Trust. The Trust shall require all Participating Insurance Companies to calculate voting privileges in the same manner and the Company shall be responsible for assuring that the Accounts calculate voting privileges in the manner established by the Trust. With respect to each Account, the Company will vote Shares of the Trust held by the Account and for which no timely voting instructions from policyowners are received as well as Shares it owns that are held by that Account, in the same proportion as those Shares for which voting instructions are received. The Company and its agents will in no way recommend or oppose or interfere with the solicitation of proxies for Trust shares held by Contract owners without the prior written consent of the Trust, which consent may be withheld in the Trust's sole discretion.

          2.9 The Company has determined that the investment restrictions set forth in the current Trust prospectus are sufficient to comply with all investment restrictions under state insurance laws that are currently applicable to the Portfolios as a result of the Accounts' investment therein. The Company shall notify the Trust of any additional applicable state insurance laws that restrict the Portfolios' investments or otherwise affect the operation of the Trust after the date of this Agreement.

                                   ARTICLE III

                         Representations and Warranties

          3.1 The Company represents and warrants that it is an insurance company duly organized and in good standing under the laws of the State of Iowa and that it has legally and validly established each Account as a segregated asset account under such law on the date set forth in Schedule A.

          3.2 The Company represents and warrants that each Account has been registered or, prior to any issuance or sale of the Contracts, will be registered as a unit investment trust in accordance with the provisions of the 1940 Act.

          3.3 The Company represents and warrants that the Contracts or interests in the Accounts (1) are or, prior to issuance, will be registered as securities under the 1933 Act or, alternatively (2) are not registered because they are properly exempt from registration under the 1933 Act or will be offered exclusively in transactions that are properly exempt from registration under the 1933 Act. The Company further represents and warrants that the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.

          3.4 The Trust represents and warrants that it is duly organized and validly existing under the laws of the State of Delaware, and has full corporate power, authority, and legal right to execute, deliver, and perform its duties and comply with the obligations under this Agreement.

          3.5 The Trust represents and warrants that the Trust Shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and the Trust shall be registered under the 1940 Act prior to any issuance or sale of such Shares. The Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its Shares. The Trust shall register and qualify its shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust.

          3.6 The Trust represents and warrants that the investments of each Portfolio will comply with the diversification requirements set forth in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the rules and regulations thereunder.

                                   ARTICLE IV

                               Potential Conflicts

          4.1 The parties acknowledge that the Trust's shares may be made available for investment to other Participating Insurance Companies. In such event, the Trustees will monitor the Trust for the existence of any material irreconcilable conflict between the interests of the contract owners of all Participating Insurance Companies. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Trustees shall promptly inform the Company if they determine that an irreconcilable material conflict exists and the implications thereof.

          4.2 The Company agrees to promptly report any potential or existing conflicts of which it is aware to the Trustees. The Company will assist the Trustees in carrying out their responsibilities under the Exemptive Order by providing the Trustees with all information reasonably necessary for the Trustees to consider any issues raised including, but not limited to, information as to a decision by the Company to disregard Contract owner voting instructions.

          4.3 If it is determined by a majority of the Trustees, or a majority of its disinterested Trustees, that a material irreconcilable conflict exists that affects the interests of Contract owners, the Company shall, in cooperation with other Participating Insurance Companies whose contract owners are also affected, at its expense and to the extent reasonably practicable (as determined by the Trustees) take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, which steps could include: (a) withdrawing the assets allocable to some or all of the Accounts from the Trust or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Trust, or submitting the question of whether or not such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (b) establishing a new registered management investment company or managed separate account.

          4.4 If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice that this provision is being implemented. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

          4.5 If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account within six (6) months after the Trustees inform the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

          4.6 For purposes of Sections 4.3 through 4.6 of this Agreement, a majority of the disinterested Trustees shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Company be required to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict. In the event that the Trustees determine that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Trust and terminate this Agreement within six (6) months after the Trustees inform the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested Trustees.

          4.7 The Company shall at least annually submit to the Trustees such reports, materials or data as the Trustees may reasonably request so that the Trustees may fully carry out the duties imposed upon them by the Exemptive Order, and said reports, materials and data shall be submitted more frequently if deemed appropriate by the Trustees.

          4.8 If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Exemptive Order) on terms and conditions materially different from those contained in the Exemptive Order, then the Trust and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable.

                                    ARTICLE V

                                 Indemnification

          5.1 Indemnification By the Company. The Company agrees to indemnify and hold harmless the Trust and each of its Trustees, officers, employees and agents and each person, if any, who controls the Trust within the meaning of
Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Article V) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

                    (a) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in a registration statement or prospectus for the Contracts or in the Contracts themselves or in sales literature generated or approved by the Company on behalf of the Contracts or Accounts (or any amendment or supplement to any of the foregoing) (collectively, "Company Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company by or on behalf of the Trust for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust Shares; or

                    (b) arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Trust Documents as defined in Section 5.2(a)) or wrongful conduct of the Company or persons under its control, with respect to the sale or acquisition of the Contracts or Trust Shares; or

                    (c) arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Trust Documents as defined in Section 5.2(a) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Trust by or on behalf of the Company; or

                    (d) arise out of or result from any failure by the Company to provide the services or furnish the materials required under the terms of this Agreement; or

                    (e) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

          5.2 Indemnification By the Trust. The Trust agrees to indemnify and hold harmless the Company and each of its directors, officers, employees and agents and each person, if any, who controls the Company within the meaning of
Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Article V) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses:

                    (a) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus for the Trust (or any amendment or supplement thereto), (collectively, "Trust Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Trust by or on behalf of the Company for use in Trust Documents or otherwise for use in connection with the sale of the Contracts or Trust Shares; or

                    (b) arise out of or result from statements or representations (other than statements or representations contained in and accurately derived from Company Documents) or wrongful conduct of the Trust or persons under its control, with respect to the sale or acquisition of the Contracts or Trust Shares; or

                    (c) arise out of or result from any untrue statement or alleged untrue statement of a material fact contained in Company Documents or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Company by or on behalf of the Trust; or

                    (d) arise out of or result from any failure by the Trust to provide the services or furnish the materials required under the terms of this Agreement; or

                    (e) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust.

          5.3 Neither the Company nor the Trust shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any Losses incurred or assessed against an Indemnified Party that arise from such Indemnified Party's willful misfeasance, bad faith or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

          5.4 Neither the Company nor the Trust shall be liable under the indemnification provisions of Sections 5.1 or 5.2, as applicable, with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the other party in writing within a reasonable time after the summons, or other first written notification, giving information of the nature of the claim shall have been served upon or otherwise received by such Indemnified Party (or after such Indemnified Party shall have received notice of service upon or other notification to any designated agent), but failure to notify the party against whom indemnification is sought of any such claim shall not relieve that party from any liability which it may have to the Indemnified Party in the absence of Sections 5.1 and 5.2.

          5.5 In case any such action is brought against the Indemnified Parties, the indemnifying party shall be entitled to participate, at its own expense, in the defense of such action. The indemnifying party also shall be entitled to assume the defense thereof, with counsel reasonably satisfactory to the party named in the action. After notice from the indemnifying party to the Indemnified Party of an election to assume such defense, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to the Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                                  ARTICLE II.
                                  ARTICLE III.
                             ARTICLE IV. ARTICLE VI
                                   Termination

          6.1 This Agreement may be terminated by either party for any reason by ninety (90) days advance written notice delivered to the other party.

          6.2 Notwithstanding any termination of this Agreement, the Trust shall, at the option of the Company, continue to make available additional shares of the Trust (or any Portfolio) pursuant to the terms and conditions of this Agreement for all Contracts in effect on the effective date of termination of this Agreement, provided that the Company continues to pay the costs set forth in Section 2.3.

          6.3 The provisions of Article V shall survive the termination of this Agreement, and the provisions of Article IV and Section 2.8 shall survive the termination of this Agreement as long as shares of the Trust are held on behalf of Contract owners in accordance with Section 6.2.

                                   ARTICLE VII

                                     Notices

          Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

                   If to the Trust:

                            Janus Aspen Series
                            100 Fillmore Street
                            Denver, Colorado 80206
                            Attention:  General Counsel

                   If to the Company:

                            Midland National Life Insurance Company
                            Attn: Senior Vice President, General Counsel
                            One Midland Plaza
                            Sioux Falls, SD  57193-0001

                                  ARTICLE VIII

                                  Miscellaneous

          8.1 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

          8.2 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

          8.3 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

          8.4 This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of State of Colorado.

          8.5 The parties to this Agreement acknowledge and agree that all liabilities of the Trust arising, directly or indirectly, under this Agreement, of any and every nature whatsoever, shall be satisfied solely out of the assets of the Trust and that no Trustee, officer, agent or holder of shares of beneficial interest of the Trust shall be personally liable for any such liabilities.

          8.6 Each party shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

          8.7 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

          8.8 The parties to this Agreement acknowledge and agree that this Agreement shall not be exclusive in any respect.

          8.9 Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the prior written approval of the other party.

          8.10 No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties.

          IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Participation Agreement as of the date and year first above written.

               JANUS ASPEN SERIES

               By:
                  -------------------------------------------------------------
               Name: Bonnie M. Howe
                     ----------------------------------------------------------
               Title:  Vice President
                      ---------------------------------------------------------


                    Section 1.    MIDLAND NATIONAL LIFE INSURANCE
                    Section 2.           COMPANY



                By:
                   -------------------------------------------------------------
                Name: John J Craig
                     -----------------------------------------------------------
                Title:   President
                      ----------------------------------------------------------

                                   Schedule A

                   Separate Accounts and Associated Contracts

Name of Separate Account and                Contracts Funded
Date Established by Board of Directors      By Separate Account

Separate Account C                          National Advantage Variable Annuity
March 1991                                  Variable Annuity
                                            Variable Annuity II

                               FEE AGREEMENT AMONG

                        VAN ECK WORLDWIDE INSURANCE TRUST

                               LEVCO SERIES TRUST

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

          THIS AGREEMENT, amended as of November 1, 2002, is between Van Eck Worldwide Insurance Trust ("WWITrust") Levco Series Trust ("Levco") and Midland National Life Insurance Company ("Midland").

                                   WITNESSETH:

          WHEREAS, one or more series of the WWITrust and/or Levco as listed in Exhibit A hereto, which may be amended from time to time (each such series or collectively, as the context may require, "Series"), are offered or are soon to be offered by the WWITrust and/or Levco as investment media for variable life or annuity contracts ("Contracts") which Midland offers;

NOW THEREFORE, in consideration of their mutual promises, the parties hereto agree as follows:

          Midland agrees to provide the services enumerated herein to Contract-holders who are beneficial owners of shares of the Series ("Contract-holders"), which services are normally provided by a transfer and/or shareholder servicing agent. Such services shall consist of the following:

1. Providing necessary personnel and facilities to establish and maintain Contract-holders accounts and records.

2. Recording and crediting debts and credits to the accounts of Contract-holders in the form of cash, dividends and shares.

3. Paying the proceeds of redemptions to Contract-holders either by check or by wire.

4. Furnishing prospectuses, proxy statements, annual and semi-annual reports to shareholders and other communications from the Series of Contract-holders.

5. Performing such shareholder servicing as may be required, which shall include but not be limited to, responding to questions regarding account balances and other accounting inquiries.

6.   Federal and state income tax withholding and reporting.

7. Providing such other assistance and services as may be reasonably be requested by the Series.

     In recognition of Midland providing such services and the administrative cost savings thereto, the Series will pay Midland the fees set forth in Exhibit A hereto ("Fees").

          In the event that the investment advisory and/or administration fees received are reduced as to a Series by the Board of Trustees of the WWITrust and/or Levco pursuant to an amendment to the applicable agreement, or because, in the good faith opinion of the Series based upon an opinion of counsel reasonable acceptable to Midland, such payments are, will or may be in contravention or violation of any law, rule, regulation, court decision or order out-of-court settlement of actual or threatened litigation or enforcement position of any regulatory body having jurisdiction over the Series (taken together, "Change in Law"), the Fees shall be adjusted accordingly to conform to such Change in Law on terms and conditions deemed fair and equitable by the WWITrust and/or Levco.

          This Agreement is terminable without penalty upon 60 days' written notice by one party to the other. However, the Fees shall continue to be payable with respect to each Series which serves as underlying investment media for Midland's variable account for a period of 180 days.

          Midland, WWITrust and Levco shall each hold harmless and indemnify the other parties and each of its officers, directors, trustees, employees and agents (individually and collectively and "Indemnified Parties") from and against any and all losses, claims, damages, liabilities, costs and expenses (including reasonable attorney's fees) ("Loss") arising out of (i) any violation by the indemnifying parties of any law, rule, regulation, court order or enforcement position of any regulatory body having jurisdiction over either party, (ii) the indemnifying parties' performance of or failure to perform its obligations under, or in connection with, this Agreement, except that an indemnifying party shall have no liability to the extent such Losses result from the negligence, willful misconduct or breach of this Agreement by an Indemnified Party. In no event shall any indemnifying party be liable for any special, consequential or incidental damages. The indemnification under this Agreement is in addition to, and not in lieu of, any indemnification provided under the Participation Agreement entered into between the parties.

          The term "Series" when it pertains to a mutual fund means and refers to the trustees from time to time serving under the Master Trust Agreements of either or both the WWITrust and Levco (both are organized as Massachusetts business trusts), as the same may time to time be amended. It is expressly agreed that the obligations of a Series hereunder shall not be binding upon any trustees, shareholders, nominees, officers, agents or employees of a Series personally, but bind only the assets and property of a Series.

          IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Fee Agreement as of the date and year first above written.

LEVCO SERIES TRUST


By:  _____________________________________



VAN ECK WORLDWIDE INSURANCE TRUST


By:  _____________________________________



MIDLAND NATIONAL LIFE INSURANCE COMPANY


By:  _____________________________________



          Until such time as the Board of Trustees of Worldwide Insurance Trust and/or Levco Series Trust shall approve the payment of Fees by the Series, the Fees described herein will be paid by, and constitute an obligation of, their respective investment adviser, Van Eck Associates Corporation, or John A. Levin & Co., Inc.

VAN ECK ASSOCIATES CORPORATION


By:  _____________________________________



JOHN A. LEVIN & CO., INC.


By:  _____________________________________

                                    EXHIBIT A

Participating Series of Van Eck Worldwide Insurance Trust

Van Eck Worldwide Bond Fund
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund
Van Eck Worldwide Real Estate Fund

Participating Series of Levco Series Trust

Levco Equity Value Fund
Van Eck Levin Mid Cap Value Fund

Fees

With respect to each of the above Series the Fee shall be at the annual rate of 35 basis points (0.35%) of average daily net assets, calculated monthly and payable within ten days after the end of each calendar month.

Average daily net assets of a Series for any month shall be calculated by totaling the aggregate investment (share net asset value multiplied by the total number of shares of that Series held pursuant to purchases through Midland products) on each business day during the month and dividing by the total number of business days during that month.

                                   SCHEDULE B

                           PORTFOLIOS AND OTHER FUNDS

                               ADVISED BY ADVISER

                                   Portfolios

Van Eck Worldwide Insurance Trust

                   Worldwide Hard Assets Fund
                   Worldwide Emerging Markets Fund
                   Worldwide Bond Fund
                   Worldwide Real Estate Fund

Levco Series Trust

                   Levco Equity Value Fund
                   Van Eck Levin Mid Cap Value Fund

April 29, 2003



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-71800 Amendment 5) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,



/s/Stephen P. Horvat, Jr.
-------------------------

Stephen P. Horvat, Jr.
Senior Vice President, Secretary and General Counsel

                                 April 28, 2003

Midland National Life Insurance Company
One Midland Plaza

Sioux Falls, SD  57193

                   RE:      Midland National Life Separate Account C:
                            National Advantage
                            Form N-4, File No. 333-71800

Gentlemen:

                   We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-71800). In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

               Very truly yours,

                                       SUTHERLAND ASBILL & BRENNAN LLP



                                       By:
                                            -----------------------------------
                                               Frederick R. Bellamy

          CONSENT OF INDEPENDENT ACCOUNTANTS





          We consent to the inclusion in Post effective Amendment No. 1 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 333-71800) of our reports dated March 11, 2003 on our audits of the financial statements of Midland National Life Separate Account C and the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Matters" in such Registration Statement.

  /s/
------------------------------------------

PRICEWATERHOUSECOOPERS LLP





          Minneapolis, Minnesota

          April 24, 2003

Midland National Life Separate Account C - MFS - Emerging Growth Series  (Return Since Inception)

                                 Port. Inception Date                                      5/1/00

Midland National Life Separate Account C - MFS; Emerging Growth Series
Return for Inception (5/1/00) through 12/31/02
Initial Investment  $1000



Fund Distributions:
                                                      Reinvest           Reinvest
                                                     Div pr/share           NAV         Shares                           Share Base
($1000 @ $35.70 on 5/1/00)                                                                                              28.01120448
         05/01/00                                              0              0                 0                       28.01120448
         04/26/01                                        1.40268          20.94       1.876349394                       29.88755388

                                                                 M&E Charges:               0.95%
                                                                 NAVA $30 Fee Only        0.0075%
                                                                 M&E=                     0.0885%

                                                                          Gross            Admin/       Cumulative
            Month            Year       Fund NAV          Shares          Value         Mthly M&E            M&E              ERV

           5/1/00            2000          35.70          28.011       1,000.00              0.89        0.885377763         999.11
          5/31/00            2000          32.41          28.011         907.84              0.88        1.688377995         906.15
          6/30/00            2000          35.05          28.011         981.79              0.80        2.628196361         979.16
          7/31/00            2000          33.69          28.011         943.70              0.87        3.393148336         940.30
          8/31/00            2000          37.97          28.011       1,063.59              0.83        4.656740701       1,058.93
          9/30/00            2000          35.63          28.011         998.04              0.94        5.307308862         992.73
         10/31/00            2000          32.21          28.011         902.24              0.88        5.676821465         896.56
         11/30/00            2000          27.57          28.011         772.27              0.79        5.652846879         766.62
         12/31/00            2000          28.82          28.011         807.28              0.68         6.58788689         800.70
          1/31/01            2000          26.84          28.011         751.82              0.71        6.844201545         744.98
          2/28/01            2000          22.97          28.011         643.42              0.66        6.516936972         636.90
          3/31/01            2000          20.52          28.011         574.79              0.56        6.385732335         568.40
          4/30/01            2000          21.48          29.888         641.98              0.50        7.635496868         634.35
          5/31/01            2000          21.21          29.888         633.92              0.56        8.101158593         625.81
          6/30/01            2000          20.73          29.888         619.57              0.55        8.471904288         611.10
          7/31/01            2000          19.23          29.888         574.74              0.54        8.399938383         566.34
          8/31/01            2000          17.37          29.888         519.15              0.50         8.08888667         511.06
          9/30/01            2000          14.71          29.888         439.65              0.45        7.302653352         432.34
         10/31/01            2000          15.97          29.888         477.30              0.38        8.310956659         468.99
         11/30/01            2000          17.55          29.888         524.53              0.42        9.548441565         514.98
         12/31/01            2000          17.93          29.888         535.88              0.46        10.21113863         525.67
          1/31/02            2000          16.96          29.888         506.89              0.47        10.12414236         496.77
          2/28/02            2000          15.95          29.888         476.71              0.44          9.9610586         466.75
          3/31/02            2000          16.94          29.888         506.30              0.41        10.99257722         495.30
          4/30/02            2000          15.68          29.888         468.64              0.44        10.61347741         458.02
          5/31/02            2000          15.12          29.888         451.90              0.41        10.63994835         441.26
          6/30/02            2000          13.68          29.888         408.86              0.39        10.01730161         398.84
          7/31/02            2000          12.41          29.888         370.90              0.35        9.440460811         361.46
          8/30/02            2000          12.45          29.888         372.10              0.32        9.790921632         362.31
          9/30/02            2000          11.31          29.888         338.03              0.32        9.215183949         328.81
         10/31/02            2000          12.13          29.888         362.54              0.29        10.17442892         352.36
         11/30/02            2000          12.68          29.888         378.97              0.31        10.94773229         368.03
         12/31/02            2000          11.86          29.888         354.47              0.33        10.56559835         343.90
          1/31/03            2000          11.78          29.888         352.08              0.30        10.79881167         341.28
          2/28/03            2000          11.65          29.888         348.19              0.30        10.98179841         337.21
          3/31/03            2000          11.89          29.888         355.36              0.30        11.50658953         343.86


                  Midland National Life Separate Account C - ACI International Investment Division  (3 Year Return)

                                Midland National Life Separate Account C - Overseas Investment Division

                                    Fund at      Fund at         W/O SC       Value of         $ 1,000        With SC   Years Since
                    SC      FWD       BOP          EOP          Ann.Ret.      $ 1,000          after SC       Ann.Ret.    Inception

LOF return          6%      0.1       1000      343.9008        -32.97%          343.9           289.9        -37.12%       2.668493
10 yr. Return       0%      0.1       #N/A      343.9008          #N/A           #N/A           #N/A           #N/A
5 Yr. Return        4%      0.1       #N/A      343.9008          #N/A           #N/A           #N/A           #N/A
3 Yr. Return        6%      0.1       #N/A      343.9008          #N/A           #N/A           #N/A           #N/A
1 Yr. Return        7%      0.1    525.6727     343.9008        -34.58%         654.21          591.21        -40.88%
$10,000 Value                                                   3439.01                                       2899.01
YTD Return          7%      0.1    525.6727     343.9008        -34.58%         654.21          591.21        -40.88%       12/31/01


                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

          IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.

SIGNATURE                            DATE                        SIGNATURE                            DATE

/s/                                  1/8/03                      /s/                                  1/7/03
------------------------------------ ------                      ------------------------------------ ------
Michael M. Masterson                                             John J. Craig II



/s/                                  1/703                       /s/                                  1/7/03
------------------------------------ -----                       ------------------------------------ ------
Steven C. Palmitier                                              Donald J. Iverson



/s/                                  1/7/03                      /s/                                  1/7/03
------------------------------------ ----------                  ------------------------------------ ------
Stephen P. Horvat, Jr.                                           Thomas M. Meyer



/s/                                  1/8/03
------------------------------------ ------
Robert W. Korba